Loan Level Exception Report

Run Date - 8/2/2018 3:19:59 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Id	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Data 1
200257954	TX	Primary	Refinance Rate/Term	08/14/2015	2	2	[2] State Compliance - (Pass Reg) Texas Home Loan Compliance: Texas Home Loan: Not Compliant

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Unable to test counseling agencies list due to missing information.

																		[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided Timely: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD within three (3) business days of application.
200308714						TX		Investment	Refinance Rate/Term			10/30/2015	1			1
200308875	TX	Primary	Refinance Cash-out - Other	10/05/2015	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
200308913						NJ		Primary	Purchase		Yes	10/30/2015	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
200328708	LA	Primary	Refinance Rate/Term	10/30/2015	2	2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Truth in Lending Act (HOEPA): Ability to Repay not verified with reliable documentation.
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of XXX is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and XXX (2002). Points and Fees of XXX on a Federal Total Loan Amount of XXX vs. an allowable total of XXX and XXX (2002) (an overage of XXX or XXX
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Impermissible Reduced Doc Loan Type): Unable to test due to missing Document Type.
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - No TNB): Unable to test due to missing tangible net benefit information.
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - Signed TNB Not Provided): Unable to test tangible benefit due to missing information.
CLEARED COMMENT (2016-02-22): additional documentation received clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
																			CLEARED COMMENT (2016-02-22): copy of final TIL received clearing exception
200358702	ID	Primary	Refinance Cash-out - Other	12/14/2015	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower.
200419864						OR		Second Home	Refinance Cash-out - Other			02/16/2016	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1544665.33 is underdisclosed from calculated Finance Charge of $1548348.93 in the amount of $3683.60.
200420697	TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,441.00 is underdisclosed from calculated Finance Charge of $272,513.20 in the amount of $72.20.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
CLEARED COMMENT (2016-03-29): 03/29/2016:  Received documentation clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-03-29): 03/29/2016:  Received a copy of the disclosure, exception cleared.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-03-29): 03/29/2016:  Received a copy of the disclosure, exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-03-29): 03/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2016-03-29): 03/29/2016: Received a copy of the signed final TIL, exception cleared.
200420727	TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-04-06): 04/06/2016:  Received a copy of the disclosure, exception cleared.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-04-06): 04/06/2016:  Received a copy of the disclosure, exception cleared.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-04-06): 04/06/2016:  Received a copy of the disclosure, exception cleared.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-04-06): 04/06/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2016-04-06): 04/06/2016: Received a copy of the final TIL, exception cleared.
200498521	MI	Primary	Refinance Cash-out - Debt Consolidation	04/13/2016	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
200505699	VA	Primary	Refinance Cash-out - Debt Consolidation	04/25/2016	2	2	[2] State Compliance - Virginia Mortgage Lender and Broker Act (No Tangible Net Benefit): Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Received copy of final TIL and RTC clearing issue

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2016-08-19): Received copy of final TIL and RTC clearing issue
200683778						FL		Primary	Purchase		No	07/11/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200683811						OR		Primary	Refinance Cash-out - Debt Consolidation			07/29/2016	1			1
200683826	TX	Primary	Refinance Cash-out - Other	07/11/2016	1	1	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
																			CLEARED COMMENT (2016-11-09): documentation provided clearing exception
200683828						CA		Primary	Refinance Rate/Term			07/13/2016	1			1
200683993	TX	Investment	Refinance Cash-out - Other	07/12/2016	1	1	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on XX/28/2002 12:00:00 AM, prior to three (3) business days from transaction date of XX/28/2002 12:00:00 AM.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/28/2002 12:00:00 AM, prior to three (3) business days from transaction date of XX/28/2002 12:00:00 AM.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-07-25): 7/25/2016:  Per documentation in the file, subject property is an investment property, clearing exception.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2016-07-25): 7/25/2016: Per documentation in the file, subject property is an investment property, clearing exception.
200684159						CA		Primary	Construction-Permanent		No	07/15/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200684261						CA		Primary	Purchase		Yes	07/13/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200684271	VA	Primary	Refinance Cash-out - Other	Yes	07/18/2016	2	2	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
200716743	TX	Primary	Refinance Rate/Term	07/18/2016	1	1	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2016-10-18): cleared

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
																			CLEARED COMMENT (2016-11-04): documentation provided clearing exception
200716784	TX	Primary	Refinance Rate/Term	07/18/2016	1	1	[1] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-03): documentation received clearing exception

[1] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-03): documentation received clearing exception

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-03): documentation received clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2016-11-03): documentation received clearing exception
200957402						CA		Primary	Refinance Cash-out - Other			10/13/2016	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
200957465						RI		Primary	Purchase		No	10/18/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200967783	OH	Primary	Refinance Cash-out - Other	Yes	10/25/2016	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200992547						LA		Primary	Refinance Cash-out - Other		Yes	10/26/2016	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
200992579						PA		Primary	Refinance Cash-out - Other			10/26/2016	1			1
201041030						CA		Primary	Refinance Cash-out - Debt Consolidation			11/13/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041106						NJ		Primary	Refinance Rate/Term			11/30/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041109						PA		Primary	Refinance Cash-out - Debt Consolidation			12/01/2016	1			1
201041120	MD	Primary	Refinance Cash-out - Other	11/14/2016	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201041150						FL		Investment	Refinance Cash-out - Other			11/29/2016	1			1
201041173						FL		Primary	Refinance Cash-out - Other			12/01/2016	1			1
201041192	TX	Primary	Refinance Cash-out - Other	11/14/2016	2	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,721.99 is underdisclosed from calculated Finance Charge of $240,998.32 in the amount of $276.33.
201041207						FL		Primary	Refinance Cash-out - Other			12/01/2016	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
201041224						TX		Primary	Purchase			11/13/2016	1			1
201041285						TX		Primary	Purchase			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. EXCEPTION INFO: FACTA was not located in the loan file
201041290						NJ		Primary	Refinance Cash-out - Other			11/30/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041295	TX	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan not originated voluntarily by consumer.  Note not signed.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201041314						TX		Primary	Purchase			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041338						TX		Primary	Refinance Rate/Term			11/13/2016	1			1
201041362	VA	Primary	Refinance Cash-out - Other	12/01/2016	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Closing / Title - Note is not on a FNMA/FHLMC form and may not contain standard legal language.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from a lender of which he is a principal, partner, trustee, director, officer or employee

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Fees Collected Prior to Providing GFE): Virginia Mortgage Lender and Broker Act: Fees collected from borrower prior to a written commitment to make a mortgage loan.
201041368						TX		Primary	Purchase			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041405						PA		Primary	Refinance Cash-out - Other			12/01/2016	1			1
201041411						KY		Primary	Refinance Cash-out - Other			12/01/2016	1			1
201041415						OK		Primary	Refinance Rate/Term			12/01/2016	1			1
201041421	TX	Primary	Refinance Rate/Term	12/02/2016	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,505.35 is underdisclosed from calculated Finance Charge of $133,573.35 in the amount of $68.00.
																		EXCEPTION INFO: Cannot determine the source of under disclosure, all fees on HUD and Itemization of amount financed are accurate.
201041426	MD	Primary	Refinance Cash-out - Other	12/01/2016	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property.
201041437						TX		Primary	Purchase		UTD	12/01/2016	3			3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Closing / Title - Missing Document: Note - Subject Lien not provided
201041439						TX		Primary	Purchase			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041498						FL		Second Home	Refinance Cash-out - Debt Consolidation			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041502	MD	Primary	Refinance Cash-out - Other	Yes	12/01/2016	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

																	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041505	TX	Primary	Purchase	12/01/2016	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201041508	TX	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan not originated voluntarily by consumer.  Note not signed.

[3] Federal Compliance - (Missing Data) Unable to Determine Transaction Date: Dates required to determine a Transaction date was not provided. Federal, State or Local Compliance may be unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
201041515						FL		Primary	Refinance Cash-out - Other			12/07/2016	1			1
201041522	VA	Primary	Refinance Cash-out - Other	12/01/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201041532						TX		Investment	Purchase			12/01/2016	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201041546						MO		Investment	Refinance Rate/Term			12/01/2016	1			1
201041548	AR	Primary	Refinance Cash-out - Other	12/01/2016	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
201064138						OR		Primary	Refinance Cash-out - Other			11/20/2016	1			1
201129463	CA	Primary	Refinance Cash-out - Other	12/20/2016	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $584,571.47 is underdisclosed from calculated Finance Charge of $584,632.06 in the amount of $60.59.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201129464	CA	Primary	Refinance Cash-out - Other	Yes	12/20/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201129890	VA	Primary	Refinance Rate/Term	Yes	12/20/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Missing Final HUD-1	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	[1] Application / Processing - Missing Document: Missing Lender's Initial 1003
CLEARED COMMENT (2017-01-05): 01/05/2017:  Received trailing documentation clearing the exception.

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2017-01-05): 01/05/2017:  Received trailing documentation clearing the exception.

[1] Closing / Title - Missing Document: Security Instrument not provided
CLEARED COMMENT (2017-01-05): 01/05/2017:  Received trailing documentation clearing the exception.

[1] Closing / Title - TILA - Final TIL Missing
																			CLEARED COMMENT (2017-01-05): 01/05/2017: Received trailing documentation clearing the exception.
201129960	NJ	Primary	Refinance Rate/Term	Yes	12/23/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $714,947.91 is underdisclosed from calculated Finance Charge of $715,560.49 in the amount of $612.58.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing HUD.
201130072						MD		Primary	Refinance Cash-out - Other			12/20/2016	1			1
201130083						CA		Primary	Construction-Permanent		No	12/16/2016	3			3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201130135	CA	Primary	Refinance Cash-out - Other	Yes	12/20/2016	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Missing Final HUD-1	[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided CLEARED COMMENT (2017-01-26): documentation provided clearing exception
201130385	CA	Primary	Refinance Rate/Term	Yes	12/20/2016	3	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201146817						CA		Primary	Refinance Cash-out - Other			01/12/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201146929	FL	Primary	Refinance Cash-out - Other	Yes	12/27/2016	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201146943	TX	Primary	Purchase	Yes	12/31/2016	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/2/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201146952	WA	Primary	Refinance Rate/Term	12/31/2016	1	1	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
CLEARED COMMENT (2017-02-03): 02/03/2017:  Received additional documentation clearing the exception.

[1] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
CLEARED COMMENT (2017-02-06): documentation provided clearing exception

[1] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2017-02-03): 02/03/2017:  Received a HUD-1, however the HUD-1 provided reflects "Estimated" by the settlement date.  Exception remains.
CLEARED COMMENT (2017-02-06): documentation provided clearing exception

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2017-02-03): 02/03/2017:  Received additional documentation clearing the exception.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2017-02-03): 02/03/2017: Received additional documentation clearing the exception.
201146957	PA	Primary	Refinance Cash-out - Debt Consolidation	01/08/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,132.06 is underdisclosed from calculated Finance Charge of $175,191.17 in the amount of $59.11.
																		EXCEPTION INFO: Underwriter unable to verify under disclosed finance charge, due to missing copy of the final itemization.
201146964	CO	Primary	Refinance Cash-out - Other	01/12/2017	1	1	[3] Closing / Title - Missing Document: Security Instrument not provided	[1] Application / Processing - Missing Document: Missing Lender's Initial 1003
CLEARED COMMENT (2017-02-06): 02/06/2017:  Received trailing documentation clearing the exception.

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
																			CLEARED COMMENT (2017-02-06): 02/06/2017: Received trailing documentation clearing the exception.
201147171	AZ	Primary	Purchase	No	01/01/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147178						FL		Primary	Purchase		No	12/31/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147205	AR	Primary	Refinance Rate/Term	12/26/2016	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/8/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201147207	WI	Primary	Purchase	No	12/26/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147222	GA	Primary	Purchase	Yes	01/01/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/5/2002 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147229	NE	Primary	Refinance Cash-out - Other	Yes	12/27/2016	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147277						IA		Primary	Purchase		No	12/28/2016	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201147278	TX	Primary	Purchase	12/31/2016	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is the consummation date.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201147280	NC	Primary	Refinance Rate/Term	Yes	01/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228476	TX	Primary	Refinance Cash-out - Other	02/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - With Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing with waiver.
EXCEPTION INFO: Unable to determine source of under-disclosure due to missing itemization.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/2/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
201228528						FL		Primary	Refinance Cash-out - Debt Consolidation		Yes	02/03/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228580						WI		Primary	Purchase		No	02/01/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228805	OH	Investment	Refinance Cash-out - Debt Consolidation	01/15/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201228810	NC	Second Home	Purchase	01/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201228878	TX	Primary	Refinance Cash-out - Other	Yes	01/13/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228888						CA		Primary	Purchase		No	01/26/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228903	IN	Primary	Refinance Cash-out - Other	Yes	01/15/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201228943	LA	Primary	Refinance Cash-out - Debt Consolidation	01/19/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201228967	NC	Primary	Refinance Rate/Term	01/14/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201228993						GA		Primary	Refinance Rate/Term			02/02/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201229077	CA	Primary	Purchase	01/19/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,386.14 is underdisclosed from calculated Finance Charge of $374,538.36 in the amount of $152.22.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201233335						GA		Primary	Refinance Rate/Term		Yes	01/13/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201233342						GA		Primary	Refinance Rate/Term		Yes	01/13/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201233343						GA		Primary	Refinance Cash-out - Debt Consolidation		Yes	01/13/2017	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201233371						GA		Primary	Refinance Cash-out - Other			01/13/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201233483						NY		Primary	Refinance Rate/Term			01/14/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201233490	NY	Investment	Refinance Cash-out - Other	01/13/2017	1	1	[3] Closing / Title - Missing Document: Security Instrument not provided	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2017-02-09): documentation provided clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2017-02-09): documentation provied clearing exception
201257271						NY		Primary	Refinance Cash-out - Debt Consolidation			02/02/2017	2			2		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201257357	GA	Primary	Refinance Rate/Term	Tested	02/02/2017	2	2	[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/2003 which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
201257598	NC	Primary	Refinance Rate/Term	01/31/2017	1	1	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	[1] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																			CLEARED COMMENT (2017-02-27): documentation provided clearing exception
201257632	NY	Primary	Refinance Cash-out - Debt Consolidation	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
GENERAL COMMENT (2017-02-07): 02/07/2017:  Received additional documentation, however exception still remains.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Prepayment Penalty Charges are not allowed per state (NY) - max prepayment penalty charge for NY is 6%  - note states 6 months

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.24400% is underdisclosed from calculated APR of 8.38095% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,925.08 is underdisclosed from calculated Finance Charge of $350,609.69 in the amount of $2,684.61.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
201257697	TX	Primary	Refinance Cash-out - Other	02/02/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge fee of 6% exceeds the max allowed of 5% for the state of Texas.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/9/2002 which is 1 month(s) prior to consummation.  A 2 month lookback was used to determine this application date.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201257953	NY	Primary	Purchase	01/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201258107	NY	Primary	Refinance Cash-out - Other	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
201260242						FL		Primary	Refinance Cash-out - Other			01/31/2017	1			1
201260276	TX	Primary	Purchase	Yes	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260286	SC	Primary	Purchase	No	02/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260304	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	02/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201260329	CA	Primary	Refinance Cash-out - Debt Consolidation	02/01/2017	2	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/9/2002 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
GENERAL COMMENT (2017-02-07): 02/07/2017 Documentation provided,  however not for subject lien.  Exception remains

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201398730						CA		Second Home	Refinance Cash-out - Other		No	02/22/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398732						CA		Investment	Purchase			02/22/2017	1			1
201398735	SC	Primary	Refinance Cash-out - Other	Yes	02/28/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201398752						IN		Primary	Refinance Rate/Term			02/23/2017	1			1
201616620						IA		Primary	Purchase			04/02/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
201616630	AL	Primary	Purchase	03/31/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,767.08 is underdisclosed from calculated Finance Charge of $149,141.39 in the amount of $374.31.
																		EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 132 months, however, the audited TIL indicates MI should drop off after 166 months.
201616638	AR	Investment	Refinance Cash-out - Debt Consolidation	04/11/2017	1	1	[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Prepayment Penalty): Unable to test prepayment penalty due to missing information.
EXCEPTION INFO: Missing qualifying total debt ratio.
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Ability to Repay): Truth in Lending Act (HOEPA): Ability to Repay not verified with reliable documentation.
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee): Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Refi Within 1 year - No TNB): Unable to test due to missing consumer interest information.
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA):  HOEPA disclosure was not provided to the Borrower
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Anti-Predatory Violation - (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of XXX is in excess of the allowable maximum of the greater of XXX of the Federal Total Loan Amount and XXX (2001). Points and Fees of XXX on a Federal Total Loan Amount of XXX vs. an allowable total of XXX and XXX (2001) (an overage of XXX or XXX  Non-Compliant High Cost Loan.
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Anti-Predatory Violation - (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Impermissible Reduced Doc Loan Type): Unable to test due to missing Document Type.
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																			CLEARED COMMENT (2017-04-25): documentation provided showing loan an investment property clearing exception
201616673	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616760	MS	Primary	Refinance Cash-out - Other	Yes	04/02/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616774						FL		Primary	Refinance Cash-out - Debt Consolidation			04/06/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
201616780						NC		Primary	Refinance Cash-out - Debt Consolidation			04/06/2017	1			1
201616805	TX	Primary	Refinance Cash-out - Other	Yes	04/02/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616821	MI	Primary	Purchase	No	04/02/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201616840	WA	Primary	Refinance Rate/Term	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617032	NJ	Primary	Refinance Cash-out - Other	Yes	04/19/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617052	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617069	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/31/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/9/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617332	TN	Primary	Purchase	No	04/02/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2017-04-25): 04/25/2017: HUD provided was for second lien for 20,400. Exception remains	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617338	VA	Primary	Purchase	Yes	04/02/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Appraisal Documentation - Valuation Error: Appraised value was not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (VA) - max prepayment charge for VA is 2% - note states 6 months interest or XXX of the prepaid balance. Lender is XXX.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201617360	MA	Primary	Refinance Cash-out - Other	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/30/2002, prior to three (3) business days from transaction date of XX/26/2002.
201617374	NY	Primary	Refinance Cash-out - Other	Yes	04/20/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617391	IN	Primary	Purchase	No	03/31/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617395	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617487						WV		Primary	Refinance Cash-out - Debt Consolidation			04/06/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.
201617565	IL	Primary	Refinance Cash-out - Other	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617570	NY	Primary	Purchase	Yes	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617574	MS	Primary	Purchase	No	04/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617575	TN	Primary	Purchase	04/17/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2003.
201617580	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/4/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201617813	SC	Primary	Purchase	Yes	04/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2004.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201618044	UT	Primary	Refinance Cash-out - Other	Yes	04/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628612						SC		Investment	Refinance Rate/Term			03/31/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.
201628666	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/3/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628668	AL	Primary	Refinance Cash-out - Other	Yes	03/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628679	PA	Primary	Refinance Cash-out - Other	03/31/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,493.46 is underdisclosed from calculated Finance Charge of $207,538.41 in the amount of $44.95.
																		EXCEPTION INFO: Per Itemization of Amount Financed, lender did not disclose $35 Closing Services Letter Fee as a pre-paid finance charge.
201628725	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/02/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/9/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/9/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201628726	VA	Primary	Purchase	Yes	04/02/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201628770	CO	Primary	Purchase	No	04/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] General Appraisal Requirements - Valuation Exception: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201648758	AL	Primary	Refinance Cash-out - Other	Yes	04/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201648774	NY	Primary	Refinance Rate/Term	04/19/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - If the rate of interest on a NY mortgage loan exceeds 6% per annum, the unpaid balance of the loan may be prepaid at any time, in whole or in part. In such loans, no prepayment penalty may be imposed on or after one year from the date the loan is made. - note states 6 months’ interest on the amount prepaid, which is in excess of 20% of the original principal amount, if prepaid within 2 years of the note date. Interest rate is XXX Lender is XXX.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201656344	NY	Primary	Refinance Cash-out - Other	Yes	04/18/2017	3	3	[3] State Compliance - (State High Cost Provision) New York Non-High-Cost Loan (Change Fees): Unable to test modification fees on non high-cost loan due to missing refinance information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656362	OK	Primary	Refinance Cash-out - Other	Yes	04/19/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656456	NY	Primary	Purchase	No	04/21/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Maximum state late charge is 2%. Note reflects 6%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656666	NY	Primary	Purchase	04/19/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: A lender may collect a late charge on any installment which has become due and remains unpaid for at least 15 days, regardless of the period it remains in default, but it may not exceed and may only be enforced to the extent of 2% of such delinquent installment, if the late charge is provided for in the loan documents. Per Note lender charged a late fee in the amount of 5% of any overdue payment of principal and interest.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2004.
201656682						NC		Primary	Purchase		Yes	04/19/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201656696						NY		Primary	Refinance Rate/Term			04/18/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201706029	AR	Primary	Purchase	No	05/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/9/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706037						GA		Primary	Purchase			04/29/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX
201706047	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1997.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706076	PA	Primary	Purchase	No	05/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706089	PA	Primary	Refinance Cash-out - Other	Yes	05/02/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706107	CA	Primary	Refinance Cash-out - Other	Yes	05/01/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706140	MI	Primary	Refinance Cash-out - Other	Yes	05/01/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706141						CT		Primary	Purchase			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2003.
201706163						VA		Investment	Refinance Cash-out - Other			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.
201706165						CA		Primary	Refinance Cash-out - Other			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.
201706179	TX	Primary	Refinance Rate/Term	Yes	05/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706198	AL	Primary	Refinance Rate/Term	Yes	05/02/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706200	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706229						CA		Primary	Refinance Cash-out - Debt Consolidation			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX
201706244	KS	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/3/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706250	TX	Primary	Purchase	Yes	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/2/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706279	AR	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706293	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706302	AL	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706306	WI	Primary	Refinance Cash-out - Other	Yes	05/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/5/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706308	NE	Primary	Purchase	No	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201706432	OH	Primary	Refinance Rate/Term	04/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/12/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,227.76 is underdisclosed from calculated Finance Charge of $88,285.80 in the amount of $58.04.
																		EXCEPTION INFO: TIL itemization did not disclose courier fees of $58 as prepaid finance charges.
201706458						FL		Primary	Refinance Cash-out - Other			04/30/2017	1			1
201706555	FL	Primary	Purchase	05/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/2/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706558						OK		Investment	Purchase			05/01/2017	1			1
201706580						NC		Primary	Purchase			05/01/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2003.
201706581	OH	Primary	Purchase	05/01/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201706809	TX	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2001.
201706821						OH		Primary	Purchase			05/02/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201706836	PA	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706890						TX		Primary	Refinance Rate/Term			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.
201706897	MO	Primary	Refinance Cash-out - Debt Consolidation	05/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/7/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201706928						NY		Investment	Refinance Rate/Term			05/02/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2001.
201706952	PA	Primary	Purchase	05/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201745027						NY		Primary	Refinance Cash-out - Other			05/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX
201745053	NC	Primary	Refinance Rate/Term	Yes	05/09/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745135						NC		Primary	Refinance Rate/Term			05/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2003.
201745519	NY	Primary	Purchase	No	05/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/2/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201745556						GA		Primary	Refinance Cash-out - Other			05/09/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Note reflects a late payment fee of 6%. (GA) State maximum is 5%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/6/2001.
201745577	FL	Primary	Refinance Cash-out - Debt Consolidation	05/09/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
201745649	MI	Primary	Refinance Cash-out - Debt Consolidation	05/09/2017	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
201754186	NJ	Primary	Purchase	No	05/09/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXX

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201824089						WI		Investment	Refinance Cash-out - Other			05/19/2017	1			1
201824096	TX	Primary	Purchase	Yes	05/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201824102						WA		Primary	Purchase			05/22/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
201824104	FL	Primary	Purchase	No	05/22/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201876928						GA		Investment	Refinance Cash-out - Other			06/07/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX
201924887	NC	Primary	Refinance Rate/Term	Yes	06/10/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201924971						NY		Primary	Purchase			06/19/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201924983	GA	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Note reflects a late payment fee of 6%. (GA) State maximum is 5%.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  XXX

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,722.79 is underdisclosed from calculated Finance Charge of $155,899.11 in the amount of $176.32.
																		EXCEPTION INFO: TIL Itemization did not disclose $100.00 Re-draw fee (POC by Borrower), $60.00 Handling Fee to Title, $20.00 Courier Fee or $10.00 Release Fee as prepaid finance charges.
201924989	FL	Primary	Refinance Rate/Term	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201924991						FL		Second Home	Purchase			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2001.
201924992	SC	Primary	Refinance Rate/Term	06/20/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925007	GA	Primary	Refinance Cash-out - Other	06/20/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 6%	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925023	IL	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925024	MI	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201925031	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/20/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201925040	NY	Primary	Refinance Cash-out - Other	06/20/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2001.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201925052						FL		Primary	Refinance Cash-out - Home Improvement			06/19/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
201925070	NC	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/9/2003.
201925077						PA		Primary	Refinance Cash-out - Debt Consolidation			06/19/2017	1			1
201925083						PA		Primary	Refinance Cash-out - Other			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.
201925101						LA		Primary	Refinance Cash-out - Debt Consolidation			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.
201925133	NY	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

																		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201925156						NY		Primary	Refinance Rate/Term			06/20/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.
201925179	IA	Primary	Refinance Cash-out - Other	06/19/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201930377	PA	Primary	Refinance Cash-out - Other	Yes	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201930431	NC	Primary	Refinance Cash-out - Debt Consolidation	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2000.
201930456	NC	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
201930469	MI	Primary	Purchase	06/20/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
201972400	NJ	Primary	Refinance Cash-out - Other	Yes	06/22/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: .

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201972402						GA		Primary	Purchase			06/22/2017	1			1
201972405	VA	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201972414	CA	Primary	Refinance Cash-out - Debt Consolidation	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2003.
201972416						GA		Primary	Refinance Rate/Term			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX
201972420	GA	Primary	Purchase	Yes	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201972421	MN	Primary	Refinance Rate/Term	Yes	06/22/2017	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
201972437						IN		Investment	Purchase			06/22/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/10/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2003.
201972443						CA		Primary	Purchase			06/22/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201972451	VA	Primary	Refinance Cash-out - Other	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $582,521.82 is underdisclosed from calculated Finance Charge of $582,718.65 in the amount of $196.83.
EXCEPTION INFO: TIL Itemization disclosed  a settlement fee of $175.00 , however the final HUD reflects a fee of $245.00 ( difference of $40.00); the itemization did not disclose a courier fee of $125.00  as prepaid finance charge.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
201972453						FL		Second Home	Purchase			06/22/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
201972455	CA	Primary	Purchase	06/22/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
201984475						CO		Primary	Refinance Cash-out - Other			06/23/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XXX
202093157						MA		Primary	Purchase			07/27/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.
202093164	TX	Second Home	Purchase	No	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093173	CT	Primary	Refinance Cash-out - Debt Consolidation	07/21/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093175						KY		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202093190	MN	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2004.
202093224	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
202093241						KS		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.
202093256						IL		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.
202093282	MD	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093283	CA	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,396,435.45 is underdisclosed from calculated Finance Charge of $1,396,626.95 in the amount of $191.50.
																		EXCEPTION INFO: TIL Itemization did not disclose a Subordination Recording Fee in the amount of $20, a Title Courier/Messenger fees of $92.92 and a Title Wire Fee of $70.
202093286						VA		Primary	Refinance Cash-out - Other			07/27/2017	1			1
202093306						WA		Investment	Refinance Cash-out - Other			08/02/2017	1			1
202093313						NM		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202093333						TX		Primary	Purchase			08/07/2017	1			1
202093373	NH	Second Home	Purchase	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093401						PA		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.
202093417						MD		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2004.
202093431	PA	Primary	Refinance Rate/Term	Yes	07/27/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202093488						TX		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
202093493	IL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093519						PA		Primary	Refinance Cash-out - Debt Consolidation			08/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
202093524	NY	Primary	Refinance Cash-out - Debt Consolidation	08/09/2017	3	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: New York reflects maximum as 2%. Note reflects 5%.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: New York maximum is 2%. Note reflects 5%.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2004.
202093536						CA		Primary	Refinance Cash-out - Other			08/09/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2004.
202093574	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093609	MO	Primary	Refinance Cash-out - Other	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed, per Missouri - max prepayment penalty for MO is 2% of remaining balance.
Prepayment penalty, per Note, is 5% of remaining balance.5%, 5%, 5%
																		Lender is XXX
202093643	TX	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202093650						OR		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.
202093651	MI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202093658						TX		Primary	Purchase			07/27/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.
202093664	NE	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202093674	IL	Primary	Purchase	07/27/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.
202093680	MI	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.
202093699	CT	Primary	Refinance Rate/Term	07/27/2017	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $511,283.47 is underdisclosed from calculated Finance Charge of $511,378.47 in the amount of $95.00.
EXCEPTION INFO: Unable to confirm reason for underdisclosure due to missing Itemization of Amount Financed

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
202093702						NY		Primary	Purchase			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.
202093707						TX		Investment	Refinance Cash-out - Other			07/21/2017	1			1
202093789						TX		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202093820						MD		Primary	Refinance Cash-out - Other			07/27/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.
202093831	NM	Primary	Refinance Cash-out - Debt Consolidation	07/27/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/25/2003, prior to three (3) business days from transaction date of XX/21/2003.
																		EXCEPTION INFO: ROR executed by borrowers 03/21/2003 with expiration of rescission period noted as 03/25/2003. HUD reflects a funding date of 03/25/2003, equal to the rescission period expiration date, and 7 days of interest was collected which coincides with a 03/25/2003 funding date.
202147670						NV		Primary	Refinance Cash-out - Debt Consolidation			07/27/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202147701	AK	Primary	Refinance Cash-out - Other	08/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202147715	AL	Primary	Purchase	No	07/27/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202147738	PA	Primary	Refinance Cash-out - Debt Consolidation	08/01/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202148490	GA	Primary	Refinance Cash-out - Other	08/02/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2005.
202148498	WA	Primary	Refinance Cash-out - Other	08/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2005.
202148507	AL	Primary	Purchase	08/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: The ARM disclosure located in the file is not dated.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2005.
202148714						TX		Primary	Refinance Cash-out - Other			08/11/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2004.
202148730	MT	Primary	Refinance Rate/Term	Yes	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202148731	TX	Investment	Refinance Cash-out - Other	08/10/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.
202148736						WV		Primary	Refinance Cash-out - Other			08/10/2017	1			1
202148737	NM	Investment	Refinance Rate/Term	08/10/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.
202263617						GA		Primary	Refinance Cash-out - Debt Consolidation			08/24/2017	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
202263619	MO	Primary	Refinance Cash-out - Other	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
202263791	GA	Primary	Refinance Cash-out - Debt Consolidation	08/30/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.
202263795						AZ		Primary	Refinance Cash-out - Other			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2003.
202263822						CA		Primary	Refinance Cash-out - Debt Consolidation			08/30/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.
202263827	TX	Primary	Purchase	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.
202263828	TX	Primary	Purchase	08/30/2017	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (TX) - max late charge for TX is 5% - note states 6%	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.
202263832	NY	Primary	Refinance Cash-out - Other	08/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,042.69 is underdisclosed from calculated Finance Charge of $262,129.84 in the amount of $87.15.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202263833						NC		Primary	Refinance Cash-out - Debt Consolidation			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.
202263839						MO		Primary	Refinance Cash-out - Debt Consolidation			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.
202263842	OH	Primary	Purchase	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.
202263847						NJ		Primary	Refinance Cash-out - Other			08/24/2017	1			1
202263888	IL	Primary	Refinance Cash-out - Other	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263966						NY		Investment	Purchase			08/30/2017	3			3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%.
202263968	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	08/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202263985	TX	Primary	Purchase	Yes	08/30/2017	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264017	CA	Primary	Refinance Cash-out - Other	Yes	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264059						PA		Investment	Purchase			08/30/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2004.
202264130	FL	Investment	Purchase	08/31/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.
202264140	SC	Investment	Refinance Cash-out - Debt Consolidation	08/30/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2003.
202264142						NY		Primary	Refinance Cash-out - Other		Tested	08/24/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
202264155	VA	Primary	Refinance Cash-out - Other	Yes	08/31/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264260	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264266	FL	Primary	Purchase	No	09/01/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264268	TX	Primary	Refinance Cash-out - Other	Yes	09/01/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264272						NY		Second Home	Refinance Rate/Term			09/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.
202264329	CA	Primary	Purchase	No	08/24/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202264929						CA		Second Home	Purchase			08/25/2017	1			1
202264932						NY		Investment	Refinance Cash-out - Other			08/28/2017	1			1
202264940						ID		Primary	Purchase			08/24/2017	2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date.
202265152						MI		Primary	Purchase			08/25/2017	1			1
202314634	CA	Primary	Refinance Cash-out - Other	08/31/2017	3	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2006.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
202314652	MD	Primary	Refinance Cash-out - Debt Consolidation	08/31/2017	3	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2006.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202314653	DE	Primary	Purchase	08/31/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
202314684	AR	Primary	Purchase	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2006.
202314698	KY	Primary	Refinance Rate/Term	08/30/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202333326						NJ		Primary	Refinance Limited Cash-out GSE		Yes	09/10/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202333464						OK		Primary	Purchase		No	09/11/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202333884						NV		Primary	Refinance Rate/Term			09/11/2017	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202333928						CA		Investment	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.
202334009	TX	Primary	Refinance Cash-out - Home Improvement	09/18/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.
202334058	TX	Primary	Refinance Cash-out - Other	Yes	09/18/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202334059	TX	Primary	Refinance Cash-out - Other	Yes	09/18/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Missing appraisal.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202334369	FL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202334488	NV	Primary	Refinance Cash-out - Other	Yes	09/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202334769						TX		Primary	Refinance Cash-out - Other			09/19/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202334822	TX	Primary	Purchase	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202335035						GA		Investment	Refinance Rate/Term			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002.
202335041						GA		Primary	Purchase			09/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2002.
202335067						GA		Investment	Purchase			09/11/2017	1			1
202335078						GA		Investment	Refinance Limited Cash-out GSE			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002.
202335082						GA		Investment	Purchase			09/14/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.
202335110						GA		Investment	Refinance Cash-out - Other			09/11/2017	1			1
202335124						GA		Investment	Purchase			09/19/2017	1			1
202335132						GA		Investment	Refinance Cash-out - Other			09/12/2017	1			1
202335141	AL	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202335230	PA	Primary	Refinance Cash-out - Debt Consolidation	09/17/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202383968	SC	Primary	Purchase	No	10/04/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202383970						WA		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/04/2017	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202384006	GA	Primary	Purchase	No	10/02/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge of 6% exceeds 5% maximum per State (GA).	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/29/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202384075						MI		Primary	Refinance Rate/Term			10/04/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2000.
202384158	AL	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202384280	GA	Primary	Purchase	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202384708						IL		Primary	Purchase			10/02/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,349.82 is underdisclosed from calculated Finance Charge of $226,833.59 in the amount of $483.77.
202384757						CT		Primary	Refinance Cash-out - Other			10/03/2017	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $477,710.83 is underdisclosed from calculated Finance Charge of $477,787.23 in the amount of $76.40.
202390049	GA	Primary	Refinance Cash-out - Other	Yes	10/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds the GA state limit of 5%.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390050	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390358	IN	Primary	Purchase	No	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390498	IN	Primary	Purchase	No	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390626						NE		Primary	Refinance Rate/Term			10/08/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.
202390679	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390713	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390957	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202390986	MI	Primary	Refinance Cash-out - Other	Yes	10/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202391909	IN	Primary	Purchase	10/03/2017	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
202391915	NC	Primary	Refinance Rate/Term	10/05/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 5%	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2005.
202421758						PA		Primary	Purchase			10/11/2017	1			1
202421788	FL	Primary	Purchase	No	10/12/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 and Exhibit A provided.

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202421864	IL	Primary	Refinance Rate/Term	10/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,234.59 is underdisclosed from calculated Finance Charge of $173,477.63 in the amount of $243.04.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
202421866						GA		Investment	Refinance Cash-out - Other			10/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.
202425752	FL	Primary	Refinance Cash-out - Other	Yes	10/17/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202425803						FL		Primary	Purchase			10/16/2017	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2004.
202426417	FL	Primary	Purchase	No	10/16/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202426453						FL		Primary	Refinance Rate/Term			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.
202426464						FL		Second Home	Purchase			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.
202426485						FL		Primary	Purchase			10/17/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.
202426535						FL		Primary	Refinance Cash-out - Debt Consolidation			10/16/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2004.
202437014						VA		Primary	Refinance Cash-out - Other			10/18/2017	2			2		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
202452568						TX		Investment	Refinance Rate/Term			11/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2001.
202452637						GA		Investment	Refinance Cash-out - Other			11/09/2017	2			2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only page 1 and 2 of Security Instrument was provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2002.
202452644						GA		Investment	Purchase			11/01/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2002.
202452682						TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.
202452683						TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.
202452716	TX	Primary	Refinance Rate/Term	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202452718						TX		Investment	Refinance Cash-out - Other			11/09/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.
202452736	TX	Primary	Refinance Rate/Term	Yes	11/01/2017	3	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202452737						TX		Investment	Refinance Cash-out - Other			11/01/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.
202452878						NJ		Investment	Purchase			11/10/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2004.
202505170	CO	Primary	Refinance Rate/Term	Yes	11/07/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505229	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/08/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505287	TX	Primary	Purchase	Yes	11/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505448	GA	Primary	Purchase	Yes	11/02/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505464	FL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505488	AZ	Primary	Refinance Rate/Term	Yes	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505520	AL	Primary	Purchase	No	11/09/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505568	WA	Investment	Purchase	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2004.
202505591	PA	Primary	Purchase	11/09/2017	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2004.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,683.19 is underdisclosed from calculated Finance Charge of $205,787.01 in the amount of $2,103.82.
202505611	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/06/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
GENERAL COMMENT (2017-11-03): Only page 1 of the mortgage provided, missing a complete copy of the mortgage.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202505629	IN	Primary	Purchase	No	11/03/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202521067						NY		Primary	Purchase			11/09/2017	1			1
202524378						MA		Primary	Purchase			11/08/2017	1			1
202524450						AL		Primary	Purchase			11/09/2017	1			1
202554562	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (State High Cost Provision) New York Non-High-Cost Loan (Change Fees): Unable to test modification fees on non high-cost loan due to missing refinance information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202593259	FL	Primary	Refinance Cash-out - Other	11/13/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202599866						LA		Primary	Purchase		No	11/14/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202599878						TX		Primary	Purchase		Yes	11/14/2017	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202599888	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202599891	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	11/13/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656674	TX	Primary	Refinance Rate/Term	Yes	12/04/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656703	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/07/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656705	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656706	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656707	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/31/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656709	TX	Primary	Refinance Cash-out - Other	Yes	12/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202656710	TX	Primary	Refinance Cash-out - Other	Yes	12/07/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656711	TX	Primary	Refinance Cash-out - Other	12/07/2017	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202656712	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202656713	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656714	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656715	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656716	TX	Primary	Refinance Cash-out - Other	Yes	12/08/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656717	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656718	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656719	TX	Primary	Refinance Rate/Term	Yes	12/04/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656720	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656721	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656722	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656817	TX	Investment	Refinance Cash-out - Other	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.
202656820						TX		Investment	Refinance Rate/Term			12/05/2017	1			1
202656826						GA		Investment	Purchase			12/03/2017	1			1
202656846	TX	Second Home	Refinance Cash-out - Other	No	12/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656847	TX	Primary	Refinance Rate/Term	Yes	12/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656848	TX	Primary	Refinance Cash-out - Other	Yes	12/11/2017	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Mortgage provided is missing pages 2-17.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656849						GA		Investment	Refinance Cash-out - Other			12/06/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.
202656850	TX	Primary	Refinance Rate/Term	Yes	12/06/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656851						GA		Investment	Refinance Rate/Term			12/05/2017	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2002.
202656852	TX	Primary	Refinance Rate/Term	Yes	12/17/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (TX) - max prepayment charge for TX Equity loan is 0% - note states 6 months interest. Lender is XXX

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656853						GA		Investment	Refinance Cash-out - Other			12/06/2017	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2002.
202656901	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656902	TX	Investment	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202656903	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656904	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656906	TX	Primary	Refinance	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656908	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656909	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656910	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656911	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656915						TX		Primary	Refinance Cash-out - Other			12/05/2017	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202656916	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656917	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656918	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656919	TX	Primary	Refinance UTD	Yes	12/12/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656920	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656921	TX	Primary	Refinance Cash-out - Other	12/05/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202656922	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202656923	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan not originated voluntarily by consumer.  Note not signed.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202656924	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.

[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656926	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656929	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656930	TX	Primary	Refinance Cash-out - Debt Consolidation	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
202656933	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656934	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656935	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656936	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656937	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Unable to determine whether the borrower received copies of all documents signed at the time of closing due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656938	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656940	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656941	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656942	TX	Primary	Refinance Cash-out - Debt Consolidation	12/12/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202656943	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656946	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: The Appraisal, 1003, 1008, and Approval are all missing from file - There is no way to determine the value, LTV, or CLTV on the loan.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656947	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656948	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656949	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656950	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656952	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656953	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/07/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656954	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656955	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656956	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656958	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2003 used as disbursement date for compliance testing.
EXCEPTION INFO: Missing HUD-1

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656959	TX	Primary	Refinance UTD	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656960	TX	Primary	Refinance Cash-out - Debt Consolidation	12/12/2017	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.
EXCEPTION INFO: FMV not signed by Borrowers.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
202656961	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.
EXCEPTION INFO: Missing HUD-1

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656962	TX	Primary	Refinance Cash-out - Other	12/17/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,490.98 is underdisclosed from calculated Finance Charge of $342,838.37 in the amount of $347.39.
																		EXCEPTION INFO: unable to determine, adjusted index to reduce the amount.
202656963	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656964	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2003 used as disbursement date for compliance testing.
EXCEPTION INFO: Missing HUD-1

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656965	TX	Primary	Refinance Rate/Term	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656966	TX	Primary	Refinance UTD	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656967	TX	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202656968	TX	Primary	Refinance Rate/Term	12/04/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202656969	TX	Primary	Refinance Cash-out - Other	Yes	12/06/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658142	OH	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658248	VA	Primary	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2001.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202658255	OH	Primary	Refinance Cash-out - Other	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658269	IA	Primary	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.
CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue

[1] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.
																			CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202658273	PA	Primary	Refinance Rate/Term	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658274	IL	Primary	Refinance Cash-out - Other	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Rider - Condo not provided

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 out of 15 pages is provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202658277	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658280	FL	Primary	Refinance Cash-out - Other	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658281	IN	Primary	Refinance Cash-out - Other	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658299	WY	Primary	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658324	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202658326	IL	Primary	Purchase	Yes	12/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658340	IN	Primary	Purchase	No	12/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658343	MO	Primary	Refinance Rate/Term	Yes	12/04/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658344	AZ	Investment	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202658352	TX	Primary	Purchase	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658354	MO	Primary	Refinance Cash-out - Other	Yes	12/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658355	NC	Primary	Purchase	Yes	12/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658356	FL	Primary	Purchase	12/03/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,107.91 is underdisclosed from calculated Finance Charge of $385,538.04 in the amount of $278,430.13.
																		EXCEPTION INFO: TIL is illegible; information is not verifiable
202658358						FL		Primary	Refinance Cash-out - Debt Consolidation			12/03/2017	1			1
202658362	TN	Primary	Refinance Cash-out - Other	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Prepayments are not allowed in TN

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
202658363	NC	Primary	Refinance Rate/Term	Yes	12/07/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658367	TN	Primary	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658374	FL	Primary	Refinance Cash-out - Debt Consolidation	12/06/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.
202658378	TX	Primary	Purchase	Yes	12/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658381	TN	Primary	Purchase	No	12/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658382	IN	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658383	IN	Primary	Refinance Cash-out - Other	Yes	12/05/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202658386	AZ	Primary	Purchase	No	12/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658387	MO	Primary	Purchase	No	12/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658389	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658398	MO	Primary	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658443	MS	Primary	Refinance Rate/Term	Yes	12/06/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658446						TX		Primary	Purchase			12/04/2017	1			1
202658496						IN		Primary	Refinance Cash-out - Other			12/11/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.
202658504	NC	Primary	Refinance Cash-out - Other	Yes	12/08/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202658510	TX	Primary	Purchase	Yes	12/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658512	AZ	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.
																			CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202658513	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/11/2017	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658521	TN	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658565	NE	Primary	Refinance Cash-out - Other	Yes	07/11/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2003 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658577	TN	Primary	Refinance Rate/Term	Yes	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658687	FL	Primary	Refinance Cash-out - Debt Consolidation	11/30/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202658699	IA	Primary	Purchase	No	12/04/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202658762						TN		Primary	Refinance Cash-out - Other			12/03/2017	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
202658763	NM	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658764	MS	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658765	MS	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658766	PA	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658768						MS		Primary	Refinance Cash-out - Debt Consolidation			12/03/2017	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
202658771	IN	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658777	OH	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658779	MS	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658780	MS	Primary	Refinance Cash-out - Other	Yes	12/03/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202658781	TX	Primary	Purchase	Yes	12/03/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
202658783	LA	Investment	Refinance Cash-out - Other	04/22/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
202658790	MS	Primary	Refinance Cash-out - Other	Yes	04/22/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692338						FL		Primary	Refinance Cash-out - Other			12/05/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2006.
202692343	FL	Primary	Purchase	12/05/2017	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,695.19 is underdisclosed from calculated Finance Charge of $223,074.33 in the amount of $379.14.
																		EXCEPTION INFO: TIL itemization did not disclose a post closing fee of $25.00, a simultaneous issue fee of $200.00, a courier fee of $45.00, an additional settlement fee $75.00 and a wire fee of $35.00 as prepaid finance charges.
202692366	CA	Primary	Purchase	Yes	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202692370	FL	Primary	Purchase	No	12/05/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692371	IL	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692376	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 and legal description in file.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>

																		[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty>	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202692395	OK	Primary	Refinance Cash-out - Other	Yes	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692419	VA	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202692433	FL	Primary	Purchase	No	12/07/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692446	IN	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692448	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/08/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692450	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/11/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
202692462	FL	Primary	Refinance Cash-out - Other	Yes	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692463	OH	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202692522	SC	Investment	Refinance Cash-out - Other	12/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
202692531	NY	Primary	Refinance Cash-out - Other	Yes	12/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Loan documents only contain page 1 of the Mortgage.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either preliminary or final title.
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
202692536	WI	Primary	Purchase	No	12/11/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
202692540	CA	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Missing signature page 3 of 3	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
202695053	FL	Primary	Purchase	No	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202695054						TN		Primary	Purchase			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2002.
202695056	FL	Primary	Refinance Rate/Term	Yes	07/11/2018	3	3	[3] Loan File - (Missing Doc) Loan images/file not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202695057	AL	Primary	Refinance Rate/Term	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
202695065	SC	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
EXCEPTION INFO: Right to Cancel Missing

[2] General - Incomplete Document: TIL Final is incomplete
EXCEPTION INFO: Initial and Final Truth In Lending Disclosures missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title provided confirming vesting and lien position - clearing issue
202695066	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700639	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700699	GA	Primary	Refinance Rate/Term	Yes	12/11/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700752	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only page 1 of mortgage provided. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700766	NC	Primary	Purchase	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700776	NY	Primary	Purchase	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Max late charge allowed per state (NY) is 2% - note states 5%
202700781	NC	Primary	Purchase	Yes	12/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700785	IL	Primary	Refinance Rate/Term	Yes	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700786	IL	Primary	Purchase	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202700793	NY	Primary	Purchase	Yes	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700794	NY	Primary	Purchase	Yes	12/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700796	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700797	IL	Primary	Purchase	No	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Only pages 1 and 2 in file. Missing pages 3 thru 13. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700799	IL	Primary	Refinance Rate/Term	Yes	12/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700800	NC	Primary	Purchase	Yes	12/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700802	NY	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700812	GA	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700813	IL	Primary	Purchase	Yes	12/12/2017	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700814	NY	Primary	Purchase	Yes	12/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700818	NC	Primary	Purchase	Yes	12/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700828						IL		Primary	Purchase			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.
202700841	IL	Primary	Purchase	Yes	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security instrument missing pages 4-16 which includes notary page.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700844	IL	Primary	Purchase	No	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing pages 4-15 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700845	GA	Primary	Purchase	No	12/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700854	NY	Primary	Refinance Cash-out - Debt Consolidation	12/12/2017	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,099.27 is underdisclosed from calculated Finance Charge of $227,249.19 in the amount of $149.92.
																		EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $50, a closing fee of $25 and a courier fee of $75 as prepaid finance charge
202700856	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700859	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700863	NC	Primary	Refinance Rate/Term	Yes	12/12/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700865	IL	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Mortgage missing pages 3 through 12 of 12. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700866	IL	Primary	Purchase	Yes	12/12/2017	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Document is incomplete. Missing pages 3-12. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700867	IL	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed in the state of IL-prepay can only be charged if the interest rate is 8% or less-interest rate on note is 8.75%. Lender is XXX

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700875						GA		Primary	Refinance Cash-out - Debt Consolidation			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.
202700886						NC		Primary	Purchase			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.
202700889	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700890	GA	Primary	Purchase	Yes	12/12/2017	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700893	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700904	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/17/2017	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700911	NC	Primary	Refinance Rate/Term	Yes	12/12/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700941						NY		Primary	Refinance Cash-out - Other			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
202700947	GA	Primary	Purchase	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700966						IL		Investment	Refinance Cash-out - Other			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.
202700968	NC	Primary	Refinance Rate/Term	Yes	12/12/2017	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700970	NY	Primary	Purchase	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700974	NC	Primary	Refinance Cash-out - Other	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700977	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - impermissible PPP, where note rate > 6% (N.Y. Gen. Oblig. Law § 5-501(3)(b) ). Lender was First National Bank of Arizona.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700979	IL	Primary	Purchase	No	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700980	IL	Primary	Refinance Rate/Term	Yes	12/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700981	NY	Primary	Purchase	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700982						NY		Primary	Purchase			12/12/2017	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2003.
202700983	NY	Primary	Purchase	Yes	12/13/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700985	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202700993	IL	Primary	Refinance Cash-out - Debt Consolidation	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2003.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/17/2003, prior to three (3) business days from transaction date of XX/17/2003.
202700998	IL	Primary	Purchase	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202701000	GA	Primary	Refinance Rate/Term	Yes	12/12/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202709008	IN	Primary	Refinance Cash-out - Other	Yes	12/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202709047	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202709060	IA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-13.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>

																		[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: <empty>
202709085	AL	Primary	Refinance Rate/Term	Yes	12/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Missing Final Application	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202709112	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/18/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202709115	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	12/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
202709119	WA	Primary	Refinance Cash-out - Other	Yes	12/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
202709122	KY	Primary	Refinance Rate/Term	Yes	12/17/2017	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 06/16/2003
202794993	ID	Investment	Refinance Cash-out - Debt Consolidation	01/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.
202795357						GA		Primary	Refinance Cash-out - Other			01/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2001.
202795359	NM	Primary	Refinance Cash-out - Debt Consolidation	01/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,176.90 is underdisclosed from calculated Finance Charge of $91,311.53 in the amount of $134.63.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.
202795360	GA	Primary	Refinance Cash-out - Debt Consolidation	01/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,488.80 is underdisclosed from calculated Finance Charge of $76,646.52 in the amount of $157.72.
																		EXCEPTION INFO: Itemization does not reflect interest of $157.60 as a prepaid finance charge.
202804761	NV	Primary	Refinance Cash-out - Debt Consolidation	01/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202804783						GA		Investment	Refinance Cash-out - Debt Consolidation			01/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2001.
202914784						NC		Investment	Refinance Cash-out - Debt Consolidation			02/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2001.
202914826	PA	Primary	Purchase	02/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202968803	WI	Primary	Refinance Rate/Term	02/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
202968843	TN	Primary	Purchase	02/18/2018	2	2	[3] Closing / Title - Title: Evidence of title is missing EXCEPTION INFO: File does not contain either Preliminary or Final Title.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2007.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
202968848	NV	Primary	Refinance Cash-out - Debt Consolidation	02/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203003486	WA	Primary	Refinance Cash-out - Debt Consolidation	02/22/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $551,923.29 is underdisclosed from calculated Finance Charge of $552,984.24 in the amount of $1,060.95.
																		EXCEPTION INFO: Unable to determine underdisclosure due to missing itemization of amount financed. Closing instructions reflect lender paid fees and lower settlement closing fee.
203003526						NY		Primary	Purchase			02/22/2018	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
203003557	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/22/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203003567	TX	Primary	Refinance Cash-out - Other	Yes	04/22/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Loan not originated voluntarily by consumer.  Note not signed.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203063602	NY	UTD	UTD UTD	Yes	03/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (State High Cost Provision) New York Non-High-Cost Loan (Change Fees): Unable to test modification fees on non high-cost loan due to missing refinance information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203063610	NY	Primary	Refinance Cash-out - Other	No	07/16/2018	3	3	[3] Loan File - (Missing Doc) Loan images/file not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071929	KY	Primary	Purchase	03/13/2018	2	2	[3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided
EXCEPTION INFO: PPP information provided on the Note is incomplete; does not specify full PPP penalty terms, refers to PPP Rider. PPP Rider not provided for review	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state {KY) - max prepayment charge for KY ARM 5%- note states 6 months Interest/5.075%. Lender is XXX
203071931						OH		Primary	Purchase			03/07/2018	1			1
203071934						WV		Primary	Refinance Cash-out - Other			03/13/2018	1			1
203071937						CA		Primary	Refinance Cash-out - Debt Consolidation			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2004.
203071938	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/13/2018	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071943	IL	Primary	Purchase	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203071944						FL		Primary	Refinance Cash-out - Debt Consolidation			03/13/2018	1			1
203071945	CA	Primary	Refinance Cash-out - Other	03/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.
203071946	CA	Primary	Purchase	03/13/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203071948	AL	Primary	Purchase	No	03/13/2018	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071949	FL	Primary	Purchase	No	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071951						WI		Investment	Refinance Cash-out - Other			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.
203071953	LA	Primary	Purchase	No	03/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071956	TN	Primary	Purchase	03/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2001.
203071957	TX	Primary	Purchase	Yes	03/13/2018	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071960	MO	Primary	Purchase	03/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2005.
203071962	TX	Primary	Purchase	Yes	03/13/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071967						SC		Primary	Purchase			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2001.
203071968						MD		Primary	Purchase			03/13/2018	1			1
203071970	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/13/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071971	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/13/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071974	VA	Primary	Purchase	No	03/13/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071975						TN		Investment	Purchase			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2003.
203071976	NJ	Primary	Refinance Cash-out - Debt Consolidation	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,478.40 is underdisclosed from calculated Finance Charge of $236,623.41 in the amount of $145.01.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
203071977	UT	Primary	Refinance Cash-out - Other	Yes	03/13/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071978						KS		Primary	Refinance Rate/Term			03/13/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203071979	OH	Primary	Refinance Cash-out - Other	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2001.

																		[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
203071982	NM	Primary	Refinance Cash-out - Other	Yes	03/13/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071983	MS	Primary	Refinance Cash-out - Other	Yes	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071984	WI	Primary	Purchase	No	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071985	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	03/13/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071986	TX	Primary	Purchase	No	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071987	TX	Primary	Purchase	No	03/13/2018	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071989	CA	Primary	Refinance Rate/Term	03/13/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $610,207.36 is underdisclosed from calculated Finance Charge of $610,668.75 in the amount of $461.39.
																		EXCEPTION INFO: TIL Itemization did not disclose a Settlement Closing Fee in the amount of $450, a Flood Certification fee of $25 and Courier fees of $26.50 as prepaid finance charges.
203071990						OR		Investment	Refinance Cash-out - Debt Consolidation			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
203071992						NY		Primary	Refinance Cash-out - Other			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.
203071994	AR	Primary	Refinance Rate/Term	Yes	03/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071995	WA	Primary	Refinance Rate/Term	Yes	03/13/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071996	MI	Primary	Purchase	No	03/13/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203071998						WA		Investment	Refinance Cash-out - Other			03/13/2018	2			2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2001.
203071999	FL	Primary	Purchase	03/13/2018	1	1	[3] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)

																	[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)
203072001						IN		Primary	Refinance Cash-out - Other			03/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2001.
203072002						CA		Second Home	Refinance Cash-out - Debt Consolidation			03/13/2018	1			1
203072005	IN	Primary	Purchase	No	03/13/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2001.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203072007	ME	Primary	Purchase	03/13/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: The late charge percentage exceeds the maximum percentage of 5% for the state
203084852	IL	Primary	Refinance UTD	Yes	03/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No appraisal provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203084913	OH	Primary	Refinance UTD	Yes	03/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203085029	ID	Primary	Refinance Cash-out - Debt Consolidation	03/15/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203085047	FL	Primary	Refinance Cash-out - Other	03/15/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203085066	MS	Primary	Refinance UTD	Yes	03/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203085068	TX	Primary	Refinance Cash-out - Debt Consolidation	03/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
203085093	NY	Primary	Refinance Cash-out - Other	Yes	04/22/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203085110	IN	Primary	Refinance Cash-out - Debt Consolidation	03/15/2018	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203085112	OH	UTD	Purchase	No	03/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment Penalty Charges are not allowed per state (OH) - max prepayment penalty charge for OH is 1%  - note states 6 months interest.  Lender is XXX

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203085351						TX		Primary	Purchase			03/15/2018	1			1
203111329	MI	Primary	UTD UTD	Yes	03/24/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203111381	OH	Primary	Refinance Cash-out - Debt Consolidation	03/24/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203111637	AZ	UTD	UTD UTD	Yes	03/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180341						OH		Primary	Purchase			05/01/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1999.
203180342	OH	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180343	TX	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,792.22 is underdisclosed from calculated Finance Charge of $122,023.34 in the amount of $231.12.
EXCEPTION INFO: escrow fees under-disclosed
																		see closing instructions
203180345	DC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,384.95 is underdisclosed from calculated Finance Charge of $123,434.95 in the amount of $50.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180346	IN	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180347	IN	Primary	Refinance Cash-out - Home Improvement	05/01/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180348	SC	Primary	Refinance Cash-out - Debt Consolidation	05/01/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,484.74 is underdisclosed from calculated Finance Charge of $108,773.74 in the amount of $289.00.
EXCEPTION INFO: There is no GFE or itemization in the file to compare fees on the HUD to.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180351	MI	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180352						MI		Primary	Refinance Rate/Term			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180353	TX	Primary	Purchase	04/30/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,248.84 is underdisclosed from calculated Finance Charge of $81,551.97 in the amount of $303.13.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
203180356	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180357	MO	Investment	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2001.

																		[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
203180358	OK	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180359	KS	Investment	Refinance Cash-out - Other	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180361	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,056.27 is underdisclosed from calculated Finance Charge of $177,456.18 in the amount of $399.91.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed,

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180362	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Deed missing from review package

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument missing from file	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: Brokers initial GFE is missing from review package

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,813.39 is underdisclosed from calculated Finance Charge of $139,925.58 in the amount of $112.19.
203180363	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180364	LA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,715.46 is underdisclosed from calculated Finance Charge of $413,865.26 in the amount of $149.80.
EXCEPTION INFO: Recording service fee of $150.00 was not included in the final APR calculation.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180365	LA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,463.88 is underdisclosed from calculated Finance Charge of $263,056.88 in the amount of $593.00.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180367						MS		Primary	Purchase			04/30/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.
203180368	IA	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180371	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180374	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180375	TX	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/24/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180377	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203180381						TX		Investment	Refinance Cash-out - Other			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2000 used as disbursement date for compliance testing.
203180382						TX		Investment	Refinance Cash-out - Other			04/30/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1999.
203180383	NY	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/09/1999, prior to three (3) business days from transaction date of XX/05/1999.
203180384	NY	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180385	IN	Primary	Purchase	No	05/15/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180386	AZ	Primary	Refinance Rate/Term	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,999.22 is underdisclosed from calculated Finance Charge of $201,402.94 in the amount of $403.72.
EXCEPTION INFO: Til Finance Charge underdisclosed due to payment stream variance between final disclosed TIL and actual calculated payment stream of TIL during compliance review.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180403	AZ	Primary	Purchase	04/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203180406	NV	Primary	Purchase	04/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203180412	CA	Primary	Refinance Cash-out - Other	04/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,845.88 is underdisclosed from calculated Finance Charge of $154,545.56 in the amount of $699.68.
																		EXCEPTION INFO: TIL itemization did not disclose a settlement fee of $450 or flood cert for $25 or a sub escrow fee of $62.5 or a courier fee of $100 or a wire fee of $80 as a prepaid finance charge.
203180415	CO	Primary	Refinance Cash-out - Other	04/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.
203180423	GA	Primary	Refinance Cash-out - Debt Consolidation	04/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.
203180438	SC	Primary	Refinance Cash-out - Debt Consolidation	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/07/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180440						CA		Primary	Refinance Cash-out - Debt Consolidation			04/16/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180443						MA		Primary	Refinance Cash-out - Other			04/16/2018	1			1
203180444	NV	Primary	Refinance Rate/Term	04/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
203180449	AL	Primary	Refinance Cash-out - Other	04/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,075.73 is underdisclosed from calculated Finance Charge of $236,155.62 in the amount of $79.89.
																		EXCEPTION INFO: TIL Itemization did not disclose $100.00 Signing Service Fee as a prepaid finance charge.
203180452	TX	Primary	Purchase	No	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180453						TX		Investment	Refinance Cash-out - Other			04/17/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.
203180455	NY	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/19/2000, prior to three (3) business days from transaction date of XX/19/2002.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203180456						CA		Primary	Refinance Cash-out - Debt Consolidation			04/16/2018	1			1
203180457	PA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180461	TX	Primary	Purchase	No	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Document not provided.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Document not provided.

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Document not provided.

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180462	CT	Primary	Refinance Rate/Term	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,467.03 is underdisclosed from calculated Finance Charge of $135,115.63 in the amount of $648.60.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180463						TX		Primary	Refinance Cash-out - Other			04/18/2018	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180465	CT	Primary	Refinance Rate/Term	04/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.
203180466	TX	Primary	Refinance Cash-out - Home Improvement	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203180467	TX	Primary	Refinance Cash-out - Other	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,400.90 is underdisclosed from calculated Finance Charge of $192,580.52 in the amount of $179.62.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203180468	NC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/1999 used as disbursement date for compliance testing.
EXCEPTION INFO: Unable to Determine disbursement date.  No disbursement date present on HUD. HUD line 901 is blank. No disbursement date found  in file.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/1999.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XXX prior to three (3) business days from transaction date of XXX
																		EXCEPTION INFO: Disbursement date system generated.
203180469	TN	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180470						LA		Primary	Refinance Cash-out - Other			04/18/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203180471	FL	Primary	Refinance Cash-out - Other	04/18/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
203180472	TX	Primary	Refinance Rate/Term	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203180473						CA		Primary	Refinance Cash-out - Other			04/30/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203180474						CA		Primary	Refinance Rate/Term			04/18/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
203180476	TN	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180477	FL	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180478						CA		Primary	Refinance Cash-out - Other			04/18/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180479	GA	Primary	Refinance Cash-out - Other	04/30/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.
203180480	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH ARM loan is 3%, 2%, 1% - note states 5%. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180481	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Unable to determine if the borrower was charged to provide a satisfied note due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180482	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Unable to test if borrower signed blank documents due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180483	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180484	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180485	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180486	TX	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,673.31 is underdisclosed from calculated Finance Charge of $122,981.29 in the amount of $307.98.
EXCEPTION INFO: TIL itemization did not disclose a settlement / closing fee of $300 and a courier fee for $44 as prepaid finance charge.	[1] Application / Processing - Missing Document: Missing Final 1003
CLEARED COMMENT (2018-04-30): 04.30.2018:  Received a copy of the final 1003, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.
CLEARED COMMENT (2018-04-30): 04.30.2018:  Received a copy of the final 1003, exception cleared.

[1] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																			CLEARED COMMENT (2018-04-30): 04.30.2018: Received trailing documentation clearing the exception.
203180487	NE	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180488						NE		Primary	Refinance Rate/Term			04/18/2018	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203180489	KS	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180490	NC	Primary	Purchase	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180491	AZ	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Rescission notice not provided; however, unable to determine purpose of transaction due to missing information.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180492	MS	Primary	UTD UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180493	MS	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180495	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180496	MS	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180497	AR	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180498	CO	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180499	KY	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180500	IN	Primary	Refinance Cash-out - Other	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180502	KS	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180503	WI	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180504	PA	Primary	Purchase	No	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180506	PA	Primary	Purchase	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

																		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
203180507	IN	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180508	IN	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/31/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180509	IN	Primary	Refinance Cash-out - Other	Yes	04/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2002 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Title: Evidence of title is missing CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180510	OH	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% - note states 6 months advance interest that exceeds 20% of original principal amount. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180512	IN	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180513	CO	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180514	MO	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180515	MO	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180516	NC	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180519	PA	Primary	Purchase	No	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/31/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Minimum grace period for the state of PA is 15 days-note states 10 days.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180520	CA	Primary	Refinance Rate/Term	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,943.82 is underdisclosed from calculated Finance Charge of $272,786.75 in the amount of $842.93.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180521	MS	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180523	TX	UTD	UTD UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180524	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180525	MS	Primary	Purchase	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180526	MO	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180528	TX	Primary	UTD UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180529	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180531	OH	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180532	MS	UTD	UTD UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180533	TX	Investment	UTD UTD	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180534	TX	Investment	Refinance Rate/Term	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180535	PA	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180537	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180538	TX	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180539	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180540	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180541	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180542	TX	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203180546	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180548	TX	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203180549	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180551	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180552	TX	Primary	Refinance Rate/Term	04/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

																		[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.
203180553	TX	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage XXX or XXX	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.10100% is underdisclosed from calculated APR of 8.24304% outside of 0.125% tolerance.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,578.48 is underdisclosed from calculated Finance Charge of $154,803.33 in the amount of $1,224.85.
203180556	TX	UTD	Refinance UTD	Yes	04/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180558	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either preliminary or final title.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180559	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Unable to determine if the borrower was charged to provide a satisfied note due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180560	TX	UTD	UTD UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/07/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180562	TX	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203180563	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180564	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Unable to determine if the borrower was charged to provide a satisfied note due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180565	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180566	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180567	TX	Primary	Refinance Cash-out - Other	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).
203180568	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180569	LA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180570	LA	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180572	OH	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180573	NY	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180578	TX	Primary	Refinance Cash-out - Other	Tested	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,092.89 is underdisclosed from calculated Finance Charge of $101,190.44 in the amount of $97.55.
EXCEPTION INFO: Itemization of amount financed did not reflect a tax certification fee of $52.10 or a tax deletion fee of $25.00.
																		GENERAL COMMENT (2018-04-30): 04.30.2018: Received copies of the HUD-1, however fees were verified and finance charges are still underdisclosed by $97.55. Exception remains.
203180580	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/07/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180581	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180582	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided
EXCEPTION INFO: The Appraisal is not in the file

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: The Appraisal is not in the file

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180584	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180586	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																			CLEARED COMMENT (2018-04-30): 04.30.2018: Received trailing documentation clearing the exception.
203180588	TX	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180590	TX	UTD	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203180592	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180593	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180595	WA	Primary	Refinance Rate/Term	Yes	04/18/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Late charge not allowed per state (WA) - minimum days past due for WA loan is 10 - Note states 7.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180597	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180598	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180599	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180600	TX	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180601	NH	Investment	Refinance Rate/Term	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180602	TN	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180603	PA	Primary	Refinance UTD	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180604	MI	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180605	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/18/2018	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180606	SC	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180608	GA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/04/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180609	GA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/05/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180611	IN	Primary	Purchase	No	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. CLEARED COMMENT (2018-06-02): Purchase transaction
203180612	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1998.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180623						TX		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.
203180625						GA		Primary	Refinance Rate/Term			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.
203180627						TN		Investment	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1998.
203180629	GA	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/1999 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180632	TX	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180633						OH		Investment	Refinance Cash-out - Other			05/02/2018	1			1
203180635	NC	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Preliminary and Final Title not provided.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180637	WA	Primary	Purchase	No	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180642						SC		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.
203180645	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180647	NM	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180650						GA		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.
203180651						FL		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.
203180652	FL	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180653						FL		Primary	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180654						FL		Primary	Purchase			05/02/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203180656	GA	Primary	Refinance Cash-out - Other	Tested	04/30/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1999.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Note reflects late charge of 6%.  GA allows a late charge of 5%.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue

[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.
EXCEPTION INFO: Title report is Commitment not Final.
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180657	TX	Primary	Refinance Rate/Term	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,257.73 is underdisclosed from calculated Finance Charge of $76,447.73 in the amount of $190.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180660	PA	Primary	Purchase	No	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180662	OH	Primary	Refinance Cash-out - Other	Yes	04/30/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180663	TX	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180664	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,125.21 is underdisclosed from calculated Finance Charge of $211,508.27 in the amount of $383.06.
																		EXCEPTION INFO: Unable to determine under disclosure.
203180665						TX		Primary	Refinance Rate/Term			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1999.
203180667	CA	Primary	Purchase	05/02/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Final title and preliminary title missing

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $534,447.75 is underdisclosed from calculated Finance Charge of $535,039.85 in the amount of $592.10.
																		EXCEPTION INFO: Unable to determine under disclosure.
203180668	NC	Primary	UTD UTD	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/09/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180673	IL	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180678						TX		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/1999.
203180686						TX		Primary	Refinance Cash-out - Other			05/02/2018	1			1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003
203180688	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203180691	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180699	TX	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1996.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203180700						GA		Primary	Refinance Rate/Term			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180702						IN		Primary	Refinance Cash-out - Other			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180703	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/1997 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/1996.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/14/1997, prior to three (3) business days from transaction date of XX/14/1997.
203180704	NC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180705	MI	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,820.48 is underdisclosed from calculated Finance Charge of $117,140.58 in the amount of $320.10.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/01/1997, prior to three (3) business days from transaction date of XX/01/1997.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203180706	SC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180707						SC		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180708	TN	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180709	TX	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180710	TX	Primary	Refinance Rate/Term	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Rider - Other not provided
EXCEPTION INFO: Exhibit A is missing

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Final HUD was not fully executed. There was a signature at the bottom however it was cut off and not legible	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2001 used as disbursement date for compliance testing.
EXCEPTION INFO: Disbursement date was not provided on final HUD

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180712	TN	Investment	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2000.
203180713	TN	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2000 used as disbursement date for compliance testing.
EXCEPTION INFO: No disbursement date found in documentation

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/12/2000, prior to three (3) business days from transaction date of XX/12/2000.
203180714						TN		Investment	Refinance Cash-out - Other			05/02/2018	1			1
203180715						TN		Primary	Purchase			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2000.
203180716	TN	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP expired. Prepayment penalty not allowed, per TN. Note states XXX. Lender is XXX
203180718	IL	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired.  Prepayment charge not allowed per state (IL) -no prepayment charge allowed if interest rate exceeds 8%.  Note rate is 12.9%.  Lender is XXX

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180722	NC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180723	CA	Primary	Construction-Permanent	04/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180724						IN		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
203180726	CA	Primary	Refinance Rate/Term	04/18/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $459,152.62 is underdisclosed from calculated Finance Charge of $459,297.88 in the amount of $145.26.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.
203180727						TN		Primary	Purchase			04/18/2018	1			1
203180728	TX	Primary	Refinance Rate/Term	04/18/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,097.12 is underdisclosed from calculated Finance Charge of $174,280.62 in the amount of $183.50.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180729						NJ		Primary	Purchase			04/18/2018	1			1
203180738	TX	Primary	Refinance Rate/Term	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1997 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180742	GA	Primary	Construction-Permanent	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203180743	CA	Primary	Construction-Permanent	04/18/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2005 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
203180744	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,919.36 is underdisclosed from calculated Finance Charge of $208,309.36 in the amount of $390.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180745						MD		Primary	Purchase			04/18/2018	1			1
203180746	OR	Primary	Purchase	04/18/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $667,036.38 is underdisclosed from calculated Finance Charge of $667,468.03 in the amount of $431.65.
																		EXCEPTION INFO: The itemization of amount financed did not include the flood cert fee of $24, the tax service fee of $90 and courier fee of $40 as prepaid finance charges. The closing fee on the HUD is $577.50, the itemization indicates $300.
203180747						WA		Primary	Purchase			04/18/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180748	WV	Primary	Refinance Cash-out - Debt Consolidation	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Document not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180749						HI		Primary	Refinance Cash-out - Other			04/18/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180750						CA		Second Home	Purchase			04/18/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180751						CA		Primary	Refinance Rate/Term			04/18/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203180752						PA		Primary	Purchase			04/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203180753						NJ		Primary	Purchase			04/18/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203180754	MA	Primary	Refinance Rate/Term	04/18/2018	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $587,490.16 is underdisclosed from calculated Finance Charge of $587,550.21 in the amount of $60.05.
																		EXCEPTION INFO: TIL itemization did not include $60 Courier fee as prepaid finance charge
203180755						IN		Primary	Purchase			04/18/2018	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
203180756	ID	Primary	Construction-Permanent	04/18/2018	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.33200% is overdisclosed from calculated APR of 6.47590% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,776.96 is underdisclosed from calculated Finance Charge of $758,002.28 in the amount of $727,225.32.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180757	MA	Primary	Construction-Permanent	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2006.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203180759	GA	Primary	Construction-Permanent	04/18/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.89100% is overdisclosed from calculated APR of 5.46017% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $830,043.60 is underdisclosed from calculated Finance Charge of $830,981.46 in the amount of $937.86.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of Amount Financed.
203180760	RI	Primary	Construction-Permanent	04/18/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.63400% is overdisclosed from calculated APR of 6.35616% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $778,073.18 is underdisclosed from calculated Finance Charge of $779,258.08 in the amount of $1,184.90.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180761	TX	Primary	Refinance Cash-out - Other	04/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
203180763	NJ	Primary	Purchase	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2007.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203180764	WA	Primary	Purchase	04/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2007.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203180765						NV		Primary	Purchase			04/17/2018	1			1
203180766						VA		Primary	Purchase			04/17/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203180767						MA		Primary	Refinance Rate/Term			04/17/2018	2			2		[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
203180768						MA		Primary	Refinance Cash-out - Other			04/18/2018	2			2		[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
203180769						WV		Primary	Purchase			04/18/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203180770	PA	Primary	Refinance Rate/Term	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180771	PA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180772	PA	Primary	Refinance Cash-out - Home Improvement	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2000 used as disbursement date for compliance testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/2000, prior to three (3) business days from transaction date of XX/26/2000.
203180773	PA	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2001.

																		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
203180775	PA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Note grace period is 10 days which is less than minimum requirement of 15 days for state (PA).

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180777	PA	Investment	Refinance Cash-out - Other	05/02/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: The appraisal in the file is dated 02/01/00 and post origination.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		EXCEPTION INFO: No limits, except 15 for PA banks - lender is not a FDIC insured institution
203180778	GA	Primary	Refinance Cash-out - Other	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: 1003 in file does not belong to borrower - co mingled file

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Co-mingled file, NOTE in file does not belong to borrower

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Deed in file does not belong to borrower - co mingled file

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180779						GA		Primary	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203180780	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180781	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/08/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180784	NC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,610.58 is underdisclosed from calculated Finance Charge of $67,979.89 in the amount of $369.31.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180785	NY	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/1998.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,952.20 is underdisclosed from calculated Finance Charge of $150,700.61 in the amount of $748.41.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180786	TX	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,669.55 is underdisclosed from calculated Finance Charge of $116,776.70 in the amount of $107.15.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180788						FL		Primary	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180789	GA	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1998.

																		[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
203180790						NC		Investment	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/1998.
203180792	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180793	NC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180794	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180795	TN	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180797	DC	Primary	Refinance Cash-out - Home Improvement	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,302.25 is underdisclosed from calculated Finance Charge of $76,367.41 in the amount of $65.16.
EXCEPTION INFO: TIL itemization did not disclose a Title Courier Fee in the amount of $65 as prepaid finance charges

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180799	NC	Second Home	Refinance Cash-out - Other	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203180800	SC	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180801	MS	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/1999.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MS) - max prepayment charge for MS loan is 5%, 4%, 3%, 2%, 1%- note states 6 months interest. Lender is XXX
[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.30670% is underdisclosed from calculated APR of 9.54049% outside of 0.125% tolerance.
EXCEPTION INFO: TIL Itemization did not disclose an Origination Fee in the amount of $1,685.83 and a Flood Zone Fee of $35 as prepaid finance charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,469.52 is underdisclosed from calculated Finance Charge of $170,165.19 in the amount of $1,695.67.
EXCEPTION INFO: TIL Itemization did not disclose an Origination Fee in the amount of $1,685.83 and a Flood Zone Fee of $35 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180802	PA	Primary	Refinance Cash-out - Other	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180804						MS		Primary	Refinance Cash-out - Debt Consolidation		Tested	05/02/2018	2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180806	SC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2000.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/11/2000, prior to three (3) business days from transaction date of XX/11/2000.
203180807	LA	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,691.95 is underdisclosed from calculated Finance Charge of $220,820.68 in the amount of $128.73.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180808	TX	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan not originated voluntarily by consumer. Note not signed.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/2000 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180810	NC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,289.26 is underdisclosed from calculated Finance Charge of $218,381.98 in the amount of $92.72.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180811	SC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,846.47 is underdisclosed from calculated Finance Charge of $136,909.24 in the amount of $62.77.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180812	KY	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180813	NC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180814	MA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180815	SC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,091.59 is underdisclosed from calculated Finance Charge of $96,645.09 in the amount of $553.50.
EXCEPTION INFO: Based on HUD and Final TIL review, the loan is underdisclosed by $553.50

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180817	OH	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180818	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180820	WV	Investment	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act: Mortgage loan contains an impermissible prepayment penalty.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (WV) - max prepayment charge
																		for WV loan is 0% - note states 5%, 5%, 5%. Lender is XXX
203180821	NC	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1998 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180822	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1998 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180823	NC	Primary	Purchase	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,759.43 is underdisclosed from calculated Finance Charge of $152,876.96 in the amount of $117.53.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203180824	MS	Primary	Refinance Cash-out - Other	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1998 used as disbursement date for compliance testing.
EXCEPTION INFO: Not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/1998.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (MS) Max late charge for MS is 4%, note states 5%

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180827	SC	Primary	Refinance Rate/Term	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180830	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2018	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/22/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180834	PA	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA) – minimum grace period for PA is 15 days - Note states 10 days.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,444.52 is underdisclosed from calculated Finance Charge of $162,517.21 in the amount of $72.69.
																		EXCEPTION INFO: TIL itemization did not disclose the $30 courier fee and $57 wire transfer fee as prepaid finance charges.
203180835	AL	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180836	MS	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1999.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 5% late charge exceeds 4% maximum per state (MS)

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180837	OH	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180838	OK	Primary	Refinance Cash-out - Other	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180839	IL	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180842						MO		Investment	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.
203180843						MO		Investment	Purchase			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1999.
203180845	NY	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180847						IL		Investment	Refinance Cash-out - Home Improvement			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1999.
203180848	DE	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180849	PA	Primary	Refinance Cash-out - Debt Consolidation	04/30/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180850	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180851	CA	Primary	Purchase	04/30/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: Missing page 2 of the HUD-1	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180853	TN	Primary	Refinance Rate/Term	04/30/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203180854	FL	Primary	Refinance Rate/Term	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2001 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180855	IL	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180856	PA	Primary	Refinance Rate/Term	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180858	TX	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180859	NY	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180860	PA	Primary	Refinance Rate/Term	Yes	05/02/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180862						AZ		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	1			1
203180863	TN	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203180865	GA	Primary	Refinance Cash-out - Other	05/02/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
203180866						TX		Primary	Purchase			05/02/2018	3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided
203180867	SC	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2001 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180869	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180870	MI	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired.  State of MI only permits prepayment within 36 months at 1%.  Subject is 60 month at 6% interest.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180871	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/17/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $381,400.01 is underdisclosed from calculated Finance Charge of $381,887.52 in the amount of $487.51.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180873	FL	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,085.41 is underdisclosed from calculated Finance Charge of $163,413.03 in the amount of $327.62.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203180874	FL	Primary	Refinance Cash-out - Other	Yes	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2000.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: State minimum is 15 days or more for late charge to be assessed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180875						FL		Investment	Refinance Cash-out - Other			05/02/2018	1			1
203180876						FL		Primary	Purchase			05/02/2018	1			1	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.
203180877						NY		Investment	Refinance Cash-out - Other			05/02/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/1999.
203180878	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/14/2001, prior to three (3) business days from transaction date of XX/14/2001.
203180879	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/13/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180880	OH	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $269,699.81 is underdisclosed from calculated Finance Charge of $269,999.91 in the amount of $300.10.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180883						SC		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2000.
203180884	SC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,589.45 is underdisclosed from calculated Finance Charge of $181,962.33 in the amount of $372.88.
																		EXCEPTION INFO: Unable to determine under disclosure due to Itemization of Amount Financed not being separated on the itemization.
203180885	NC	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

																		[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
203180906						VA		Primary	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.
203180907						OH		Primary	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.
203180908						IN		Investment	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2001.
203180909						IN		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2000.
203180912	MI	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/13/2000, prior to three (3) business days from transaction date of XX/13/2000.
203180913	MI	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,994.96 is underdisclosed from calculated Finance Charge of $153,040.08 in the amount of $45.12.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203180914	NC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180915	ID	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180916	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180917						GA		Investment	Refinance Rate/Term			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.
203180918						GA		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180920	MD	Primary	Refinance Cash-out - Other	05/02/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180922	CT	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180923	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,518.36 is underdisclosed from calculated Finance Charge of $171,590.45 in the amount of $72.09.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180924	LA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $593,394.42 is underdisclosed from calculated Finance Charge of $593,844.42 in the amount of $450.00.
EXCEPTION INFO: Unable to locate the final Itemization as the TIL was corrected. Payment stream for the initial payment would not match up.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/02/1999, prior to three (3) business days from transaction date of XX/02/1999.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203180925	MS	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2001.
203180926						ME		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2001.
203180927						TX		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2001.
203180928						TX		Primary	Purchase			05/02/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203180934	NC	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180935	NC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1999 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180936						CO		Primary	Refinance Cash-out - Other			04/18/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203180941	GA	Primary	Refinance Cash-out - Other	Tested	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.01780% is underdisclosed from calculated APR of 10.16441% outside of 0.125% tolerance.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,377.24 is underdisclosed from calculated Finance Charge of $91,828.13 in the amount of $450.89.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203180943						DC		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1999.
203180944	IL	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180945						NJ		Primary	Purchase			04/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.
203180946						FL		Investment	Refinance Cash-out - Other			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.
203180949	OH	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180950	PA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Per PA State Regs, no limit for 1st Mtg over $50K

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180951	OH	Primary	Refinance Cash-out - Other	04/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203180952	IN	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180953	LA	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180954	SC	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203180955	NC	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180956	FL	UTD	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No appraisal was provided in file, also no document was provided to determine value

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		EXCEPTION INFO: File is missing Appraisal, TIL, GFE, all 1003's/Applications and HUD. unable to validate Occupancy
203180958	MI	Primary	UTD UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180959	IA	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/12/2002, prior to three (3) business days from transaction date of XX/12/2002.
203180960	MS	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180961	GA	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180963	IL	Primary	Refinance UTD	Yes	05/02/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180964	NC	Primary	Purchase	05/02/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/1998.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203180965	NC	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.89800% is underdisclosed from calculated APR of 11.10981% outside of 0.125% tolerance.
EXCEPTION INFO: Overage is due to under disclosure and unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,009.38 is underdisclosed from calculated Finance Charge of $76,529.38 in the amount of $520.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180966	LA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180967	LA	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180970	TN	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203180973	GA	Primary	Refinance Cash-out - Other	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180974	IA	Primary	Refinance UTD	Yes	04/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180975	PA	Primary	Refinance Cash-out - Debt Consolidation	04/18/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		EXCEPTION INFO: Late charge grace period not allowed per state (PA) - max late charge grace period for PA is 15 days - note states 10 days
203180976	AR	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/18/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180977	CA	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1998 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180980	OK	Primary	Purchase	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 12.29110% is underdisclosed from calculated APR of 12.48607% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,280.61 is underdisclosed from calculated Finance Charge of $103,806.37 in the amount of $525.76.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203180981	LA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1998.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: State of Louisiana late charge maximum is 5%.  Subject lien late charge is 6%.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180983	LA	Primary	Purchase	No	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180984	KY	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,801.19 is underdisclosed from calculated Finance Charge of $170,230.68 in the amount of $429.49.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180986						FL		Primary	Refinance Rate/Term			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180988						IL		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180990	TX	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203180991	NC	Primary	Refinance Rate/Term	Yes	05/02/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203180993	MS	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180994	NC	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203180996	TN	Primary	Refinance Cash-out - Debt Consolidation	Tested	05/02/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2000.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180997	NC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,145.20 is underdisclosed from calculated Finance Charge of $401,611.64 in the amount of $466.44.
EXCEPTION INFO: TIL itemization did not include the $450 attorney fee as a prepaid finance charge.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203180998	IN	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2001.

																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
203180999						MN		Primary	Refinance Cash-out - Other			04/30/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2001.
203181001						VA		Primary	Refinance Cash-out - Other			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.
203181003						NY		Primary	Refinance Cash-out - Other			05/02/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2000 used as disbursement date for compliance testing.
203181004						WA		Primary	Refinance Rate/Term			04/18/2018	1			1
203181006	MD	Primary	Purchase	04/18/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203181007						CA		Primary	Purchase			04/18/2018	1			1
203181008	KY	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1999.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203181010						TN		Primary	Purchase			04/18/2018	1			1
203181011						SC		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2000.
203181013	MD	Primary	Purchase	04/18/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $682,226.72 is underdisclosed from calculated Finance Charge of $682,471.60 in the amount of $244.88.
EXCEPTION INFO: TIL Itemization did not disclose the recording service fee of $80, the escrow fee of $325, the wire fee of $25, or the courier fee of $50 as prepaid finance charges.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary
203181014	PA	Investment	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.

																		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
203181016	PA	Primary	Refinance Rate/Term	05/02/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		EXCEPTION INFO: 10 days grace period is less than the 15 days minimum per state of PA.
203181017						DE		Primary	Purchase			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.
203181018	NY	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/1996 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/1996.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.01470% is underdisclosed from calculated APR of 11.37091% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,059.04 is underdisclosed from calculated Finance Charge of $89,539.18 in the amount of $1,480.14.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181021						MS		Primary	Purchase		No	05/02/2018	2			2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/06/1998	[2] Closing / Title - Note Error: Note grace period days less than minimum per state EXCEPTION INFO: Grace period is 15 days [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203181022	IL	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,584.84 is underdisclosed from calculated Finance Charge of $108,749.84 in the amount of $165.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181023	NY	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181024	MI	Primary	Refinance Cash-out - Other	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203181025						FL		Investment	Purchase			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2000.
203181026						FL		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,237.78 is underdisclosed from calculated Finance Charge of $175,358.88 in the amount of $121.10.
203181027	SC	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,125.76 is underdisclosed from calculated Finance Charge of $197,471.35 in the amount of $345.59.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203181028	NC	Primary	Refinance Rate/Term	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,303.68 is underdisclosed from calculated Finance Charge of $260,504.83 in the amount of $201.15.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181029	LA	Primary	Refinance Cash-out - Debt Consolidation	04/30/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181030	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181031						FL		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.
203181034	PA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181035	SC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181036						GA		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2000.
203181037	MS	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181038						GA		Primary	Purchase			05/02/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2000.
203181039	CT	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: Page 1 only of HUD is provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181040	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2001.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203181041	OH	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided
EXCEPTION INFO: TIL indicates a prepayment penalty applies	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/25/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181043	NY	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.49100% is underdisclosed from calculated APR of 10.65017% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed for the Final TIL.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,351.20 is underdisclosed from calculated Finance Charge of $304,055.23 in the amount of $1,704.03.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed for the final TIL.
203181044	MA	Primary	Purchase	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,205.80 is underdisclosed from calculated Finance Charge of $167,349.06 in the amount of $143.26.
																		EXCEPTION INFO: Cannot determine the reason for the under disclosure. There was no itemization of amount financed provided with the documentation.
203181045						MI		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/1998 used as disbursement date for compliance testing.
203181046						CA		Investment	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1998.
203181047						IL		Primary	Refinance Cash-out - Other			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181048						WV		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181049						IA		Primary	Refinance Cash-out - Debt Consolidation			04/30/2018	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203181050						MI		Investment	Refinance Cash-out - Other			05/02/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/1999.
203181053	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: The application provided only lists the co-borrower and not the primary borrower.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1999.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.26100% is underdisclosed from calculated APR of 11.40326% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,429.49 is underdisclosed from calculated Finance Charge of $155,054.09 in the amount of $624.60.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181055	OR	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181056						CA		Primary	Refinance Cash-out - Debt Consolidation			04/30/2018	1			1
203181057	CA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181059	RI	Investment	Refinance Cash-out - Other	05/02/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203181061	IN	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203181062						GA		Investment	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2001.
203181063						OK		Primary	Refinance Cash-out - Debt Consolidation			04/30/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181065	OH	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181066						GA		Primary	Refinance Rate/Term			05/02/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181067	GA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181068	PA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is in violation of the PA state regulation of 15 days.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181069	GA	Investment	Refinance Cash-out - Other	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.
203181070	NY	Investment	Refinance Cash-out - Other	05/02/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2001.
203181071	SC	Primary	Purchase	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Missing both Preliminary and Final.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/30/1999 used as disbursement date for compliance testing.
EXCEPTION INFO: Missing HUD-1

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203181072	SC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181073	IN	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2001 used as disbursement date for compliance testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203181076	SC	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,495.11 is underdisclosed from calculated Finance Charge of $139,908.06 in the amount of $412.95.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181077						MO		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.
203181078	OH	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181079	PA	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $400,667.42 is underdisclosed from calculated Finance Charge of $400,814.61 in the amount of $147.19.
EXCEPTION INFO: Unable to verify under-disclosure due to missing Final TIL Itemization.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/14/2001, prior to three (3) business days from transaction date of XX/14/2001.
203181080	PA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,293.55 is underdisclosed from calculated Finance Charge of $181,336.88 in the amount of $43.33.
EXCEPTION INFO: Unable to determine cause of underdisclosure

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181081	TN	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/03/1999 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203181082	TN	Primary	Refinance Cash-out - Debt Consolidation	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181083						PA		Primary	Purchase			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.
203181086	SC	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,037.00 is underdisclosed from calculated Finance Charge of $166,177.35 in the amount of $140.35.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203181087	NC	Primary	Purchase	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: Missing Final HUD-1. No document containing fees provided.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203220804	KY	Primary	UTD UTD	Yes	05/02/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220805	MO	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220806	GA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220808	MS	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220809	VA	Primary	Refinance Cash-out - Other	Yes	05/01/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
203220810	ND	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220811	NC	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220813	FL	Primary	Refinance Cash-out - Debt Consolidation	04/25/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
203220815	FL	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220816	CA	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220818	AR	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220819	FL	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/07/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220820	AR	Primary	Refinance Cash-out - Debt Consolidation	Tested	04/25/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203220822	KY	Primary	Refinance Rate/Term	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220823						KS		Primary	Refinance Cash-out - Debt Consolidation			04/25/2018	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203220824	OH	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220825	PA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (PA).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220827	NY	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220830	FL	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220831	MI	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220832	MI	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 missing from review package

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220834	CT	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220835	NY	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220836	NY	Primary	Refinance Cash-out - Other	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220838	OH	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220839	OH	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220840	OH	Primary	Refinance Cash-out - Other	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220842	AR	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220843	AR	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220844	AR	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220845	LA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220847	LA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220849	LA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220850	LA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220853	LA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220854	LA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220855	CA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: document missing from file or not legible- most origination documents missing unable to complete review

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: document missing from file or not legible- most origination documents missing unable to complete review

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220858	AZ	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220859	MT	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220860	WA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220861	WA	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Appraisal Data Integrity - Model is missing.
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Late charge not allowed per state (WA) - max late charge for WA is 10 cents or less for each dollar of any installment payment and 10 days - note states 5% and 7 days

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220862	WA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: 7 day grace period is less than 10 day minimum per state (WA).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220864	NC	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220865	SC	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220867	MA	Primary	Refinance Cash-out - Other	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220869	NE	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
203220871	OK	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220873	MS	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220875	AZ	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220877	TN	UTD	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220880	TN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220881	TN	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220882	TN	Primary	Refinance Rate/Term	Yes	04/29/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220885	TN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220886	TN	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220887	MS	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220890	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	04/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220891						CA		Primary	Refinance Cash-out - Debt Consolidation			04/25/2018	1			1		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203220893	MI	UTD	Purchase	No	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220894	MI	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Unable to determine appraised value of the subject property at time of origination due to missing information.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220895	AR	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220896	NY	Primary	Refinance Cash-out - Other	04/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203220897	NY	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220898	NY	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220899	NY	Primary	Purchase	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220900	NY	Primary	Refinance Cash-out - Other	Yes	04/29/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220901	NY	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220902						FL		Primary	Refinance Cash-out - Debt Consolidation			04/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.
203220903	FL	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220904	FL	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220905	FL	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220906	FL	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/31/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220907	VA	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
203220909	NC	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220910	NC	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220912	OH	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220914	IN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220915	IN	Primary	Refinance Cash-out - Debt Consolidation	04/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203220916	IN	Primary	Refinance Rate/Term	04/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203220918	OH	Primary	Refinance Cash-out - Other	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220919	IN	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220920	OH	Primary	Refinance Cash-out - Other	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220921	IN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220922	IN	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220923	IN	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220927	IN	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220929	PA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220931	PA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220933	PA	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220934	PA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220936	SC	UTD	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220939	LA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220940	KY	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220941	IN	Primary	Refinance Cash-out - Other	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220942	IN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220944	KY	Primary	Refinance Cash-out - Other	Yes	04/29/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220945	NC	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220946	NC	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220948	NC	UTD	UTD UTD	04/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - TILA - Final TIL Missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220949	OH	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220950	OH	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220951	TN	Primary	Refinance Cash-out - Other	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220953	PA	UTD	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The Appraisal is not in the file.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The Final 1003 is not in the file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220956	WA	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Note grace period of 7 days is less than the minimum of 10 days per state of WA guidelines.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220958	OR	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220961	MS	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220963	MS	Primary	Refinance Cash-out - Other	04/25/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203220964	MS	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220965	MS	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220967	MS	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220970	MI	Primary	Refinance Rate/Term	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Documentation not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220971						MI		Primary	Refinance Cash-out - Debt Consolidation			04/25/2018	2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,969.38 is underdisclosed from calculated Finance Charge of $72,026.79 in the amount of $57.41.
203220972	OK	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/15/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220973	CO	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220976	FL	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220977	MN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220978	MI	UTD	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220979	GA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220981	KY	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220983	MO	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220984	IA	Primary	Refinance Cash-out - Debt Consolidation	04/25/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203220989	TN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220990	WA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220991	WA	Primary	Refinance UTD	Yes	04/30/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Miscellaneous Compliance - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Grace period of 5 days is below the minimum of 10 days required for the state of WA.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220992	ID	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220993	TN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220994	TN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220996	TN	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203220997	TN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220998	TN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203220999	IL	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221000	PA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grade period is less than 15 day minimum per state (PA).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221001	PA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221003	NC	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221004	OH	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221006	PA	UTD	Purchase	No	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: The restriction on grace period days did not go into affect until  09/06/08.  As of the date of this loan, there was no restriction.  So there is no violation

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221008	PA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal was not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221014	PA	Second Home	UTD UTD	No	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221017	TN	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221018	GA	Primary	Refinance Cash-out - Other	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221019	GA	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/22/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221020	GA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221021	TN	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221022	TN	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221023	GA	UTD	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221025	MO	Primary	Refinance Rate/Term	Yes	04/25/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/29/2002, prior to three (3) business days from transaction date of XX/26/2002.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221026	LA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221027	CO	Primary	Refinance Cash-out - Home Improvement	04/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,508.29 is underdisclosed from calculated Finance Charge of $220,561.33 in the amount of $53.04.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203221030	KY	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221031	KY	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 missing from documents package

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221032	AZ	Primary	Refinance Cash-out - Other	Yes	05/02/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221033	IN	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221034	MI	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221036						FL		Primary	Refinance Cash-out - Home Improvement			04/29/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203221038	NJ	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221041	SC	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No Appraisal provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221042	NC	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221044	IN	Primary	Refinance Cash-out - Debt Consolidation	04/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203221045	IN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221046	IN	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221047	IN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221048	KY	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221049	IN	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221050	OH	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed, per OH - max prepayment charge is 1%. - note states 3.35%/3.35%/3.35%. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221054	MI	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221055	NC	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221056	NM	Primary	Refinance Rate/Term	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Verified the Final and all initial 1003 are missing from the file.

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] General - There is no Appraisal noted and no Property Inspection Waiver located in the file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221057	NY	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221059	WA	Primary	Refinance Cash-out - Other	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221060	GA	Primary	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221061						GA		Primary	Refinance Cash-out - Debt Consolidation			04/25/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203221062	GA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221063	IN	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221066	IN	UTD	UTD UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/04/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221067	GA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221068	VA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
203221069	VA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
203221071	KS	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221072	KS	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221073	GA	Primary	Refinance UTD	Yes	04/26/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221074	VA	UTD	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/08/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
203221075	TN	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221081	CA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221082	NC	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221083	LA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221084	LA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal was not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221087	LA	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221088	LA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221089	LA	Primary	Refinance Rate/Term	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221090	FL	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221091	FL	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221092	FL	UTD	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221093	NC	Primary	Refinance UTD	Yes	04/30/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221094	NC	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221095	OH	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221097	MI	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per MI max prepayment charge of 1%. Note states 3.995%/3.995%3.995%. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221099	WY	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221100	NC	UTD	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221102	FL	Primary	Refinance Rate/Term	04/25/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,094.20 is underdisclosed from calculated Finance Charge of $189,177.92 in the amount of $83.72.
EXCEPTION INFO: TIL itemization did not include $100 recording service fee in the prepaid finance charges and Settlement fee was over disclosed by $25.

																		[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
203221103	IA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221104	VA	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
203221105	MS	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221106	LA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221107	PA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period of 10 days is below the minimum of 15 days required for the state of PA.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221108	NY	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221109	AR	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221110						MS		Primary	Refinance Cash-out - Other			04/25/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203221114	NJ	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The Final 1003 is not in the file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221115	GA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221116	MS	Primary	Refinance Rate/Term	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221117	MS	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221120	MS	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221121	SD	Primary	Refinance Cash-out - Other	Yes	04/29/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221124	NC	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221125	NC	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221126	NC	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221127	NC	UTD	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221128	NC	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221129	OH	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221131	NC	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221132	NC	Primary	UTD UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221134	FL	Primary	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221135	MS	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221136	MS	UTD	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MS) - max prepayment charge for MS ARM loan is 5%, 4%, 3% unpaid principal balance in years 1, 2, 3 - note states 6 months’ interest on the amount prepaid in excess of 20% of the original amount. Lender is XXX

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221137	MS	UTD	UTD UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221138	AR	UTD	UTD UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/24/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221139	LA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221140	LA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Missing final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: HUD-1 from transaction was missing from loan package	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2002 used as disbursement date for compliance testing.
EXCEPTION INFO: Disbursement date was not evident in the loan package

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Right to cancel was not provided in the loan package

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		EXCEPTION INFO: Final truth in lending statement not provided in loan package
203221142	GA	Primary	Refinance UTD	Yes	04/29/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221143						GA		Primary	Refinance Cash-out - Debt Consolidation			04/25/2018	1			1
203221144	NY	Primary	Refinance Cash-out - Other	04/25/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,549.37 is underdisclosed from calculated Finance Charge of $437,804.34 in the amount of $254.97.
																		EXCEPTION INFO: TIL Itemization did not disclose the $250 Pick Up fee as a prepaid finance charge.
203221145	GA	Primary	Purchase	04/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2007.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203221147						GA		Primary	Refinance Rate/Term			04/29/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203221148						GA		Primary	Refinance Rate/Term			04/25/2018	1			1
203221150						GA		Primary	Purchase			04/25/2018	1			1
203221151	GA	Primary	Refinance Cash-out - Debt Consolidation	04/25/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $725,842.62 is underdisclosed from calculated Finance Charge of $725,892.85 in the amount of $50.23.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203221152						NY		Primary	Refinance Cash-out - Other			04/25/2018	1			1
203221153	LA	Primary	Refinance UTD	Yes	04/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203221154	MS	UTD	UTD UTD	Yes	04/29/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203221160	NY	Primary	Refinance Cash-out - Other	04/25/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: The ARM disclosure is not dated.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		EXCEPTION INFO: The CHARM Booklet is not in the file.
203221801	AZ	Primary	Refinance Cash-out - Other	Yes	04/22/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203267425	WV	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203267426						WV		Primary	Purchase		No	05/02/2018	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203322165	CA	Primary	Refinance Cash-out - Other	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203322169	PA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203322170	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203322171	IL	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/15/2000, prior to three (3) business days from transaction date of XX/15/2000.
203322175	PA	Primary	Refinance Cash-out - Other	04/30/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period of 10 days is below the minimum of 15 days required for the state of PA.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203322176	GA	Primary	Refinance Cash-out - Other	05/02/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,522.00 is underdisclosed from calculated Finance Charge of $189,072.78 in the amount of $550.78.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203322182						KS		Primary	Purchase			05/02/2018	1			1
203322185						KY		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203322187						TN		Primary	Refinance Cash-out - Debt Consolidation			05/02/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.
203322189	UT	Primary	Refinance Cash-out - Other	05/02/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203322192						MI		Primary	Refinance Rate/Term			04/30/2018	1			1
203335047	TX	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335048	FL	Primary	Refinance Cash-out - Other	05/10/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335049	IL	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335050	IL	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.
203335056						TX		Primary	Refinance Rate/Term			05/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.
203335058	PA	Second Home	Purchase	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2003.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period of 10 days confirms to the states (PA) no limits.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,746.61 is underdisclosed from calculated Finance Charge of $254,961.29 in the amount of $214.68.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.
203335059	CA	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203335060	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335061						CA		Primary	Refinance Cash-out - Other			05/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.
203335063	CA	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203335064	ID	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335065	CA	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335067						TX		Primary	Purchase			05/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.
203335068						MA		Primary	Refinance Cash-out - Debt Consolidation			05/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.
203335069	VA	Primary	Purchase	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2003.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
203335070	TX	Primary	Refinance Cash-out - Other	05/08/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.71000% is underdisclosed from calculated APR of 8.97015% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,336.01 is underdisclosed from calculated Finance Charge of $163,386.23 in the amount of $2,050.22.
EXCEPTION INFO: Unable to determine under disclosure.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203335072						MO		Primary	Refinance Cash-out - Other			05/08/2018	1			1
203335073	TX	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.
																		EXCEPTION INFO: No evidence of Initial Application Date provided.
203335075	LA	Primary	Purchase	05/08/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
203335076						TX		Primary	Refinance Rate/Term			05/08/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203335077	TX	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.
EXCEPTION INFO: Document was provided on 9/2/2003; however, the signature date is 9/3/2003.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.
203335078						CA		Primary	Refinance Cash-out - Debt Consolidation			05/08/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.
203335079						CO		Primary	Refinance Cash-out - Other			05/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.
203335080	TX	Primary	Refinance Rate/Term	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.05000% is underdisclosed from calculated APR of 8.25710% outside of 0.125% tolerance.
EXCEPTION INFO: Final HUD-1 reflects an unitemized borrower credit of $3,000. Itemization of Amount Financed and Closing Instructions do not provide a break down for this credit. Credit was applied to non APR fees first and then APR fees.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,828.32 is underdisclosed from calculated Finance Charge of $165,739.39 in the amount of $1,911.07.
																		EXCEPTION INFO: Final HUD-1 reflects an unitemized borrower credit of $3,000. Itemization of Amount Financed and Closing Instructions do not provide a break down for this credit. Credit was applied to non APR fees first and then APR fees.
203335081						TX		Primary	Refinance Cash-out - Debt Consolidation			05/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.
203335082						TX		Investment	Refinance Cash-out - Debt Consolidation			05/08/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
203335083	TX	Primary	Refinance Cash-out - Other	05/08/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of $130,000.00 (the value reflected on the valuation).
																			CLEARED COMMENT (2018-05-14): Original Appraised value was confirm at XXX Clearing issue
203335084						AZ		Primary	Refinance Rate/Term			05/08/2018	1			1
203335085	TX	Primary	Refinance Cash-out - Other	05/08/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 6% late charge exceeds 5% maximum per state (TX).

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
203335086	SC	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.
203335087	GA	Primary	Refinance Rate/Term	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2003.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203335088	NV	Second Home	Purchase	05/09/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203335089	TX	Primary	Refinance Cash-out - Debt Consolidation	05/09/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.
203335090						FL		Primary	Refinance Cash-out - Debt Consolidation			05/09/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.
203335092	TX	Primary	Refinance Cash-out - Debt Consolidation	05/09/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
203335093	TX	Primary	Refinance Cash-out - Debt Consolidation	05/09/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.
203335094						TX		Primary	Refinance Cash-out - Debt Consolidation			05/09/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.
203335095						TX		Primary	Refinance Cash-out - Other			05/09/2018	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
203335096	TX	Primary	Refinance Rate/Term	05/09/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,574.74 is underdisclosed from calculated Finance Charge of $78,665.54 in the amount of $90.80.
																		EXCEPTION INFO: TIL itemization disclosed a tax service fee of $70 and a closing settlement fee of $350 as prepaid finance charges, however the HUD reflects a tax service fee of $75 and a closing settlement fee of $435.80.
203335097	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/09/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335098						NE		Investment	Purchase			05/09/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.
203335099	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/09/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335100	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/09/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335101	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/09/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203335102	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/09/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335103	TX	Primary	Refinance Cash-out - Other	Yes	05/09/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203335104	IL	Primary	Refinance Rate/Term	Yes	05/09/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335105	TX	Primary	Refinance Cash-out - Other	Yes	05/09/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203335108						NJ		Primary	Purchase			05/10/2018	1			1
203335109						NJ		Primary	Refinance Cash-out - Debt Consolidation			05/10/2018	1			1
203335110						NJ		Investment	Refinance Cash-out - Other			05/10/2018	1			1
203335111						NJ		Primary	Purchase			05/10/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.
203335112						NJ		Primary	Purchase			05/10/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.
203335115						NJ		Primary	Refinance Cash-out - Other			05/10/2018	1			1
203335138						OH		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	1			1
203335139						PA		Investment	Refinance Cash-out - Debt Consolidation			05/16/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.
203335142	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2001.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/17/2001, prior to three (3) business days from transaction date of XX/17/2001.
203335143	NY	Investment	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2001.
203335144	KS	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335146	NJ	Primary	Refinance Cash-out - Other	05/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.

																		[2] State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of 4.37010 is in excess of the allowable maximum of 4% of the Total Loan Amount. Points and fees of XXX on a Total Loan Amount of XXX vs an allowable total of XXX Compliant Covered Loan.
203335147	NJ	Primary	Purchase	05/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,713.80 is underdisclosed from calculated Finance Charge of $401,895.58 in the amount of $181.78.
																		EXCEPTION INFO: Under disclosure due to Title Courier fees being collected on the final HUD but not disclosed on the itemization of amount financed.
203335148	NJ	Primary	Refinance Rate/Term	05/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,683.19 is underdisclosed from calculated Finance Charge of $186,787.28 in the amount of $104.09.
EXCEPTION INFO: TIL itemization did not disclose a courier fee of $45.50, a $15 Wire fee or as $36.90 Copy/Telephone fee as prepaid
																		finance charge.
203335149						TX		Investment	Refinance Rate/Term			05/12/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2004.
203335150						NJ		Investment	Refinance Cash-out - Other			05/12/2018	1			1
203335151						OR		Primary	Refinance Cash-out - Debt Consolidation			05/12/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2004.
203335152	TX	Primary	Refinance Cash-out - Other	05/12/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2004.
203335154	MD	Primary	Refinance Cash-out - Other	05/12/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,699.64 is underdisclosed from calculated Finance Charge of $309,755.77 in the amount of $56.13.
																		EXCEPTION INFO: TIL Itemization only disclosed Courier charges of $25 and final HUD reflects $50.
203335155						TX		Investment	Refinance Rate/Term			05/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2004.
203335156						TX		Investment	Refinance Rate/Term			05/12/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203335157						TX		Primary	Refinance Rate/Term			05/12/2018	1			1
203335159						CA		Primary	Purchase			05/12/2018	1			1
203335160						TX		Investment	Refinance Rate/Term			05/12/2018	1			1
203335161						TX		Investment	Refinance Rate/Term			05/12/2018	1			1
203335162						TX		Investment	Refinance Rate/Term			05/13/2018	1			1
203335163						NJ		Primary	Purchase			05/13/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203335165						TX		Investment	Refinance Cash-out - Other			05/12/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.
203335166						TX		Investment	Refinance Cash-out - Other			05/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2004.
203335167	CA	Primary	Refinance Cash-out - Other	Yes	05/14/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335168						GA		Investment	Refinance Cash-out - Debt Consolidation			05/12/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.
203335169						GA		Investment	Refinance Cash-out - Debt Consolidation			05/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2004.
203335170						AZ		Investment	Refinance Cash-out - Other			05/13/2018	1			1
203335172	SC	Primary	Refinance Rate/Term	05/12/2018	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,677.84 is underdisclosed from calculated Finance Charge of $174,187.97 in the amount of $510.13.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203335174						CA		Primary	Refinance Cash-out - Other			05/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2004.
203335181	PA	Investment	Purchase	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2000.
																		EXCEPTION INFO: The Lender loan application in the file was not signed or dated by the Borrower.
203335183	SC	Primary	Refinance Rate/Term	Yes	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335187	NC	Primary	Refinance Rate/Term	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,580.11 is underdisclosed from calculated Finance Charge of $182,620.14 in the amount of $40.03.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335188	OH	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,972.30 is underdisclosed from calculated Finance Charge of $96,030.42 in the amount of $58.12.
																		EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
203335189	FL	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,714.36 is underdisclosed from calculated Finance Charge of $81,769.41 in the amount of $55.05.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335191						MI		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
203335194	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,999.76 is underdisclosed from calculated Finance Charge of $96,044.56 in the amount of $44.80.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335196						NC		Primary	Purchase			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2001.
203335198	NE	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335202	SC	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335203						PA		Investment	Refinance Cash-out - Other			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.
203335213						NJ		Primary	Purchase			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2003.
203335215						NJ		Investment	Purchase			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.
203335216	TX	Primary	Refinance Rate/Term	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203335217	TX	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,360.53 is underdisclosed from calculated Finance Charge of $135,730.62 in the amount of $370.09.
																		EXCEPTION INFO: TIL itemization did not disclose an escrow fee of $250, a tax cert fee of $45.05, and a courier fee of $65 as prepaid finance charge.
203335218	TX	Primary	Refinance Cash-out - Other	05/16/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
																		EXCEPTION INFO: Final Title is missing.
203335219						TX		Investment	Refinance Cash-out - Debt Consolidation			05/16/2018	1			1
203335220	TX	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2004.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
203335293						FL		Primary	Refinance Cash-out - Other			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.
203335294	TX	Primary	Refinance Rate/Term	Yes	07/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203335295	NJ	Primary	Purchase	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2004 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335298						LA		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	1			1
203335299						OR		Primary	Purchase			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2004.
203335300	WA	Investment	Refinance Rate/Term	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2003.
203335301	TX	Primary	Refinance Cash-out - Other	Yes	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42.1 Endorsement, there is no evidence the Title Policy includes the Texas T-42 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335302	CO	Primary	Purchase	No	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335303						TX		Investment	Purchase			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2004.
203335305	NC	Primary	Refinance Rate/Term	Yes	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335306						IL		Investment	Purchase			05/16/2018	1			1
203335307						NJ		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2004.
203335309						NJ		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2004.
203335311	NJ	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203335312						TX		Investment	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2004.
203335314	NJ	UTD	Purchase	Yes	05/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203335315						FL		Investment	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2004.
203335316						TX		Primary	Purchase			05/18/2018	1			1
203335318						TX		Primary	Refinance Rate/Term			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2004.
203335319						FL		Primary	Refinance Cash-out - Other			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2004.
203335320						TX		Investment	Purchase			05/17/2018	1			1
203335321	TX	Primary	Refinance Cash-out - Other	05/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2004.
203335322						TX		Investment	Refinance Cash-out - Other			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2004.
203335323						TX		Investment	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2004.
203335325	NY	Primary	Purchase	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335326	TX	Primary	Refinance Rate/Term	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335327	NJ	Primary	Purchase	Yes	06/17/2018	3	3	[3] Loan File - (Missing Doc) Loan images/file not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2004 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335328	NJ	Primary	Purchase	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2004 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335330	TX	Primary	Refinance Cash-out - Other	05/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																	EXCEPTION INFO: Dated 08/02/2004.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2004.
203335331	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335333	SC	Primary	Refinance Rate/Term	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,901.35 is underdisclosed from calculated Finance Charge of $120,201.74 in the amount of $300.39.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203335334	TX	Investment	Purchase	05/18/2018	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.

																	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2004.
203335335	NJ	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,985.19 is underdisclosed from calculated Finance Charge of $452,040.00 in the amount of $54.81.
																		EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.
203335336						NJ		Primary	Purchase			05/18/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203335337	NJ	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $405,699.49 is underdisclosed from calculated Finance Charge of $405,894.33 in the amount of $194.84.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203335338						NJ		Primary	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2003.
203335339						TX		Primary	Refinance Rate/Term			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2004.
203335340	TX	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																	EXCEPTION INFO: Provided at closing
203335341						TX		Investment	Refinance Rate/Term			05/18/2018	3			3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. EXCEPTION INFO: Dates verified to documents in file.
203335342	NY	Primary	Purchase	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335344						TX		Primary	Refinance Rate/Term			05/18/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203335345	TX	Primary	Purchase	No	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335346						TX		Primary	Purchase			05/18/2018	1			1
203335347						TX		Investment	Refinance Cash-out - Debt Consolidation			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2004.
203335348	TX	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																	EXCEPTION INFO: Per docs	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2004.
203335349						NE		Primary	Refinance Cash-out - Debt Consolidation			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.
203335350	TX	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.
203335355						TX		Primary	Refinance Cash-out - Other			05/18/2018	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2004.
203335356						TX		Investment	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2004.
203335357						OR		Primary	Purchase			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.
203335358						NJ		Investment	Purchase			05/18/2018	1			1
203335359	TX	Investment	Purchase	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2004.
203335369	CA	Primary	Refinance Cash-out - Other	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203335370						TX		Primary	Purchase			05/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.
203335371	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2004.
EXCEPTION INFO: The loan file contained an incomplete loan application which could not be sourced.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
EXCEPTION INFO: The Valuation was not provided in the loan file to help determine property structure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: No valid Right to Rescind Notice in loan file.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		EXCEPTION INFO: The Initial and Final Truth in Lending Disclosures were not located in the loan file.
203335372						TX		Investment	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2004.
203335379	TX	Primary	Refinance Cash-out - Other	05/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Evidence of Guaranty or Surety of a TX Home Equity loan in file.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
EXCEPTION INFO: UTD.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2004.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
203335380	TX	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2004.

																		[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
203335381	TX	Primary	Refinance Rate/Term	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203335382						VA		Primary	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2004.
203335383	TX	Investment	Purchase	05/18/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 08/25/2004
203335384						TX		Investment	Purchase			05/18/2018	3			3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.
203335386	TX	Investment	Refinance Cash-out - Other	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Missing initial and final loan application	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.
																		EXCEPTION INFO: No evidence of initial 1003 in file. Copy in file has incorrect loan amount and is missing pages
203335396						TX		Second Home	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2004.
203335397	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203361343	PA	Investment	Refinance Cash-out - Other	05/16/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2001.
203361345	OH	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203361666	CA	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2004 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203361695	MD	Primary	Refinance Cash-out - Other	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203361745						PA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	1			1
203361747						NY		Investment	Refinance Cash-out - Debt Consolidation			05/18/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203361748						NV		Investment	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2004.
203361752	SC	Primary	Purchase	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2004.

																		[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203361753	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203361754						GA		Investment	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2004.
203361755						MI		Investment	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2004.
203361756	MD	Primary	Purchase	No	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2004 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203361757						FL		Investment	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2004.
203361761						NY		Primary	Purchase			05/18/2018	1			1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
203361762						IL		Primary	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.
203361789	VA	Primary	Refinance Cash-out - Other	05/12/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: ARM Disclosure is not dated.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,312.60 is underdisclosed from calculated Finance Charge of $213,378.58 in the amount of $65.98.
																		EXCEPTION INFO: Itemization of Amount Financed does not include Courier Fee--Loan Docs fee of $46.00 and Overnight Payoff fee of $20.00 as prepaid finance charges.
203361792	MD	Primary	Purchase	05/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361794						GA		Investment	Refinance Cash-out - Other			05/11/2018	1			1
203361842	CT	Primary	Purchase	Tested	05/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2004.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203361845						TX		Primary	Refinance Rate/Term			05/13/2018	2			2		[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
203361846	MD	Primary	Refinance Cash-out - Debt Consolidation	05/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,164.66 is underdisclosed from calculated Finance Charge of $344,395.82 in the amount of $231.16.
																		EXCEPTION INFO: TIL Itemization did not disclose the title releases/FEDEX/Recording fee of $200 as prepaid finance charges.
203361848	NJ	Primary	Purchase	05/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2004.
203361852						NY		Primary	Purchase			05/09/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.
203361856	CA	Primary	Refinance Cash-out - Debt Consolidation	05/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2004.
203361857	TX	Primary	Refinance Rate/Term	05/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361861						DC		Primary	Refinance Rate/Term			05/09/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2004.
203361877						NY		Investment	Purchase			05/12/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.
203361880	PA	Primary	Refinance Cash-out - Debt Consolidation	05/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.
203361882	PA	Primary	Refinance Rate/Term	05/09/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,573.92 is underdisclosed from calculated Finance Charge of $144,615.12 in the amount of $41.20.
																		EXCEPTION INFO: TIL Itemization did not disclose the closing protection letter fee of $35 as prepaid finance charges.
203361884	CA	Primary	Refinance Rate/Term	05/09/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $268,720.30 is underdisclosed from calculated Finance Charge of $269,725.33 in the amount of $1,005.03.
																		EXCEPTION INFO: TIL Itemization does not include a Payoff Statement fee of $125, sub escrow fee of $125, settlement fee of $545, courier fee of $25, Verification fee of $95, or wire fee of $90 in the prepaid amount financed.
203361885	CA	Primary	Purchase	05/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,710.99 is underdisclosed from calculated Finance Charge of $141,850.22 in the amount of $139.23.
																		EXCEPTION INFO: Finance charges are under disclosed by $139.23 due to the Lender itemizing a prepaid fiance charge settlement fee of $407 and charging a settlement fee of $672 on the final HUD.
203361886	CO	Primary	Refinance Rate/Term	05/09/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2004.
203361887	WA	Primary	Refinance Cash-out - Debt Consolidation	05/09/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,577.15 is underdisclosed from calculated Finance Charge of $179,020.92 in the amount of $1,443.77.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203361888						CA		Investment	Refinance Rate/Term			05/12/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2003.
203361891	CA	Primary	Refinance Cash-out - Other	05/12/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $373,060.76 is underdisclosed from calculated Finance Charge of $373,172.83 in the amount of $112.07.
EXCEPTION INFO: TIL Itemization only disclosed Prepaid Interest in the amount of $1008.22 and
																		final HUD reflects $1575.34
203361893	GA	Primary	Purchase	05/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203361899	CA	Primary	Purchase	05/09/2018	2	2	[3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203361903	CA	Primary	Purchase	05/12/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203361904						SC		Investment	Refinance Cash-out - Other			05/09/2018	1			1
203361905	MA	Primary	Refinance Cash-out - Other	05/09/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2004.
203361908	PA	Primary	Refinance Rate/Term	05/13/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203361912	SC	Primary	Purchase	05/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
203361916	CA	Investment	Refinance Cash-out - Other	05/09/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2004.
203361917						CA		Investment	Purchase			05/09/2018	1			1
203362070	MA	Primary	Refinance Rate/Term	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,324.16 is underdisclosed from calculated Finance Charge of $239,068.00 in the amount of $2,743.84.
																		EXCEPTION INFO: Unable to determine reason for under disclosure. Verified Note terms. Unable to get payment streams to match up.
203362100	GA	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1997.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.76500% is underdisclosed from calculated APR of 10.95197% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,979.20 is underdisclosed from calculated Finance Charge of $62,333.66 in the amount of $354.46.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TlL Itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203362102	TX	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203362103						TX		Investment	Refinance Cash-out - Other			05/08/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1997.
203362104	TX	Primary	Refinance Rate/Term	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/1997.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203362105	GA	Investment	Refinance Cash-out - Other	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: The late percentage rate of 6% exceeds the states (GA) limit of 5%.
203362107	GA	Primary	Purchase	05/08/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2001.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: 6% late charge exceeds maximum state limit of 5% per state (GA).
203362108	TX	Primary	Refinance Rate/Term	Yes	05/08/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2001.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362109	NC	Primary	Refinance Cash-out - Other	05/08/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203362124	TX	Primary	Purchase	05/08/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203362125	UT	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2001.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203362126	CO	Primary	Purchase	05/08/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203362128						WA		Primary	Refinance Cash-out - Other			05/08/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203362129	TN	Primary	Purchase	05/08/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203362132	TX	Primary	Refinance Rate/Term	Yes	05/08/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362135	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/10/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Reflected a Value of 0.): Texas Constitution: Fair Market Acknowledgment Value is $0. Unable to determine CLTV.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203362137	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/08/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/01/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362138	TX	Primary	Refinance Rate/Term	Yes	05/08/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge of 10% confirms with the states (TX) no limit.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362139	TX	Primary	Refinance Rate/Term	Yes	05/08/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of XXX of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362165	CA	Primary	Refinance Cash-out - Other	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203362166	CA	Primary	Refinance Rate/Term	05/08/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203362167	WA	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203362168						CA		Primary	Refinance Cash-out - Debt Consolidation			05/08/2018	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203362169	CA	Primary	Refinance Cash-out - Debt Consolidation	05/08/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203362174						NY		Primary	Refinance Cash-out - Debt Consolidation			05/08/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.
203362177						IL		Investment	Refinance Cash-out - Other			05/10/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2003.
203362178	NC	Primary	Refinance Cash-out - Other	05/09/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
203362179	OH	Primary	Refinance Cash-out - Debt Consolidation	05/09/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge of 6% exceeds maximum per OH 5%.
203362182	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/09/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362183	MT	Primary	Purchase	No	05/09/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362188						PA		Primary	Purchase			05/09/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.
203362358	NC	Primary	Purchase	Yes	05/09/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362360						CA		Primary	Purchase		No	05/10/2018	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362368						TX		Investment	Refinance Rate/Term			05/10/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2004.
203362369	TX	Primary	Purchase	05/10/2018	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.
203362370	TX	Primary	Refinance Cash-out - Other	05/10/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
EXCEPTION INFO: VERIFIED

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203362386	GA	Primary	Refinance Cash-out - Other	Yes	05/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362389	OK	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362428	PA	Primary	Purchase	05/10/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2004.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: There are no laws or restrictions on
the late charges that may be assessed
by mortgage bankers on residential
mortgage obligations over $50,000.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.84400% is underdisclosed from calculated APR of 11.36382% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,408.69 is underdisclosed from calculated Finance Charge of $124,222.96 in the amount of $7,814.27.
																		EXCEPTION INFO: Audit sheet indicates the Index used was 1.95%. The closest Index available in our look-back period is 2.63130%.
203362430	OH	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/26/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203362438	CA	Primary	Purchase	Yes	05/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362459	TX	Primary	Refinance Rate/Term	Yes	05/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362468	FL	Primary	Refinance Cash-out - Other	Yes	05/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362482	TX	Primary	Refinance Cash-out - Other	Yes	05/13/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/28/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Unable to determine if the security instrument discloses that the loan is a TX Home Equity/50(a)(6) Loan due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Unable to determine if the borrower was charged to provide a satisfied note due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Personal Liability): Texas Constitution Section 50(a)(6):  Unable to test personal liability due to missing the note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362483	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/10/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/10/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in Market Value): Texas Constitution Section 50(a)(6):  Unable to determine if loan contains impermissible acceleration provision due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Unable to test if borrower signed blank documents due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Unable to determine if the security instrument discloses that the loan is a TX Home Equity/50(a)(6) Loan due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203362486	TX	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/07/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument included Cross Collateralization): Texas Constitution Section 50(a)(6):  Unable to determine if there is cross collateralization due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203362489	NJ	Primary	Purchase	Yes	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362490	DE	Primary	Purchase	05/10/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203362499	TX	Primary	Refinance Cash-out - Other	Yes	05/13/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362585	LA	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362587	NJ	Primary	Refinance Rate/Term	Yes	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203362593	TX	Primary	Refinance Cash-out - Other	Yes	05/13/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/13/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Unable to test if borrower signed blank documents due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument included Cross Collateralization): Texas Constitution Section 50(a)(6):  Unable to determine if there is cross collateralization due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Unable to determine if the security instrument discloses that the loan is a TX Home Equity/50(a)(6) Loan due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Unable to determine if the borrower was charged to provide a satisfied note due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Personal Liability): Texas Constitution Section 50(a)(6):  Unable to test personal liability due to missing the note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362594	IL	Primary	Purchase	No	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203362602	NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/10/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower.
EXCEPTION INFO: Housing payments are increasing, total closing costs $6247.00, debts paid $3189.00 with borrower bring $1031.00 to close	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362608	IN	Primary	Refinance Cash-out - Debt Consolidation	05/10/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,023.10 is underdisclosed from calculated Finance Charge of $191,075.54 in the amount of $52.44.
																		EXCEPTION INFO: TIL itemization did not disclose a wire fee of $50 as prepaid finance charge.
203362622	IN	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/02/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
EXCEPTION INFO: Appraisal not provided.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203362625	GA	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/21/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203362626	NY	Primary	Refinance Cash-out - Other	05/10/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,105.95 is underdisclosed from calculated Finance Charge of $182,146.70 in the amount of $40.75.
																		EXCEPTION INFO: TIL Itemization did not disclose $25.00 Misc. Recording Fee as a prepaid finance charge. Remaining under-disclosure due to irregular final payment.
203362629	TX	Primary	Refinance Cash-out - Other	Yes	05/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-05-14): Documentation in file clearing issue
203362632	NV	Second Home	Purchase	05/13/2018	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

																	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.
203362633						IL		Investment	Refinance Rate/Term			05/13/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
203362634	WA	Primary	Refinance Rate/Term	05/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203362635						CA		Primary	Purchase			05/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.
203483642	NY	Primary	Refinance Cash-out - Other	Yes	05/17/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/1996 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483643	IN	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1995.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.26200% is underdisclosed from calculated APR of 11.09476% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,805.72 is underdisclosed from calculated Finance Charge of $104,877.80 in the amount of $4,072.08.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483644	IL	Primary	Refinance UTD	Yes	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/1996 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483645	IL	Primary	Refinance UTD	Yes	05/20/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/1997 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General - Incomplete Document: TIL Final is incomplete
EXCEPTION INFO: File only contains Note, and Security Instrument, insufficient documents

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203483646	IL	Primary	Refinance Rate/Term	05/20/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,927.88 is underdisclosed from calculated Finance Charge of $166,162.88 in the amount of $235.00.
EXCEPTION INFO: Unable to determine due to missing Itemization of Amount financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483647	LA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1997 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,124.68 is underdisclosed from calculated Finance Charge of $173,350.44 in the amount of $225.76.
EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483648	NC	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203483649	OH	Primary	Refinance Rate/Term	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided EXCEPTION INFO: Note is illegible.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,511.43 is underdisclosed from calculated Finance Charge of $316,801.44 in the amount of $290.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483650	NC	Primary	Refinance Rate/Term	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,674.08 is underdisclosed from calculated Finance Charge of $203,981.08 in the amount of $307.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483651	NC	Primary	Refinance Cash-out - Other	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/1998 used as disbursement date for compliance testing.
203483652	MD	Primary	Refinance Rate/Term	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 missing from the file

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Note is missing from the file

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument is missing from the file	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483653	NM	Primary	Refinance Cash-out - Other	Yes	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483654	MS	Primary	Refinance UTD	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $615.41 does not match Calculated P&I of $615.38
EXCEPTION INFO: The calculated P&I is $615.38 based on a principal balance of XXX at XXX over 300 months. The notes states the P&I is $615.41.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483655						IL		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1997.
203483656	TN	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1997 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1997.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/24/1997, prior to three (3) business days from transaction date of XX/24/1997.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203483657	FL	Primary	Refinance Rate/Term	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1997.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483658	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,543.78 is underdisclosed from calculated Finance Charge of $110,933.79 in the amount of $390.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483659	GA	Primary	Refinance Rate/Term	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,649.85 is underdisclosed from calculated Finance Charge of $311,783.92 in the amount of $134.07.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483660	NC	Primary	Refinance Rate/Term	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,266.72 is underdisclosed from calculated Finance Charge of $94,616.72 in the amount of $350.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483661						MI		Primary	Refinance Cash-out - Debt Consolidation			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence: Attorney Opinion	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
203483662	NC	Primary	Refinance Rate/Term	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,032.63 is underdisclosed from calculated Finance Charge of $108,144.85 in the amount of $112.22.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483663	IL	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,641.98 is underdisclosed from calculated Finance Charge of $108,001.98 in the amount of $360.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483664	SC	Primary	Refinance Rate/Term	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,378.15 is underdisclosed from calculated Finance Charge of $67,457.15 in the amount of $79.00.
EXCEPTION INFO: TIL itemization did not include the $100 attorney fee as a prepaid finance charge.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483665	SC	Primary	Refinance Cash-out - Other	05/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483666	FL	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483667	NC	Primary	Refinance Limited Cash-out GSE	Yes	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/1997.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483669	IN	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483670	NC	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/14/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483671	MS	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483673	SC	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.76910% is underdisclosed from calculated APR of 10.97441% outside of 0.125% tolerance.
EXCEPTION INFO: TIL Itemization did not disclose the Attorney fee of #400, the flood cert fee of $7, or the courier fee of $25.50 as prepaid finance charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,066.38 is underdisclosed from calculated Finance Charge of $46,495.72 in the amount of $429.34.
EXCEPTION INFO: TIL Itemization did not disclose the Attorney fee of #400, the flood cert fee of $7, or the courier fee of $25.50 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483674	SC	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1997.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203483675	SC	Primary	Refinance Rate/Term	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483676	FL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,878.70 is underdisclosed from calculated Finance Charge of $87,206.93 in the amount of $328.23.
EXCEPTION INFO: TIL itemization did not disclose a Processing Fee of $200 and a Settlement Fee of $150 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483677	NC	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/1998.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203483679	TN	Primary	Refinance Rate/Term	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,056.64 is underdisclosed from calculated Finance Charge of $371,331.65 in the amount of $275.01.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
203483681	OH	Primary	Refinance Cash-out - Home Improvement	Tested	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1998.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483682	AL	Primary	Refinance Cash-out - Other	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,416.34 is underdisclosed from calculated Finance Charge of $47,548.55 in the amount of $132.21.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203483683	AL	Primary	Refinance UTD	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The final 1003 was not located in the file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: The Note for this transaction was not located in the file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/1999.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.18450% is underdisclosed from calculated APR of 11.94833% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,834.84 is underdisclosed from calculated Finance Charge of $73,553.59 in the amount of $5,718.75.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483684	FL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483685	Primary	Refinance Cash-out - Other	UTD	05/19/2018	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: Incomplete File: 1003, HUD, Title Commitment  and 1004 are the only documents provided..

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

																	[3] Closing / Title - Missing Document: Security Instrument not provided
203483686	FL	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483687	Primary	Refinance Cash-out - Other	UTD	05/19/2018	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: Incomplete File:The file only contained the following documents; HUD-1, Final TIL, 1004, and Title Commitment.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Missing Note

																	[3] Closing / Title - Missing Document: Security Instrument not provided
203483688	TN	Primary	Refinance Rate/Term	05/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/1999.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,456.51 is underdisclosed from calculated Finance Charge of $115,668.00 in the amount of $211.49.
EXCEPTION INFO: Unable to determine the reason for the under disclosure of $211.49 as the file did not contain the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483689	MO	Primary	Refinance Cash-out - Other	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483690	FL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/27/2000, prior to three (3) business days from transaction date of XX/27/2000.
203483691	MO	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483692	IL	Primary	Purchase	Yes	05/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483693	IL	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483694	IL	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,880.46 is underdisclosed from calculated Finance Charge of $116,918.11 in the amount of $37.65.
EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $25 as a prepaid finance charge.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203483695	NC	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483697	LA	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1998.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: 5% maximum late charge for LA - Note states 10%.
203483698	AR	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,816.07 is underdisclosed from calculated Finance Charge of $50,151.13 in the amount of $335.06.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483699	MA	Primary	Refinance Rate/Term	05/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: No Title Documentation was presented in the file. Final or Title Commitment not present

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.07100% is underdisclosed from calculated APR of 9.22095% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,035.88 is underdisclosed from calculated Finance Charge of $88,645.88 in the amount of $610.00.
EXCEPTION INFO: TIL itemization did not include the $600 settlement fee as a prepaid finance charge.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483700	OH	Primary	Refinance UTD	Yes	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/23/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal is missing from the file.   The BPO that is in the file is dated in 2017, it was not done at time of origination.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		EXCEPTION INFO: Unable to determine the occupancy for this transaction due to limited documentation in the file.
203483702						CA		Primary	Refinance Cash-out - Debt Consolidation			05/19/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483703	NC	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483705	SC	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.02500% is underdisclosed from calculated APR of 10.18265% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,183.26 is underdisclosed from calculated Finance Charge of $107,833.26 in the amount of $650.00.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483707	IL	Primary	Refinance Cash-out - Other	Yes	05/20/2018	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Closing / Title - Missing Final HUD-1	[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483708	MS	Primary	Refinance UTD	05/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/23/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483709	IN	Primary	Refinance Rate/Term	05/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,896.62 is underdisclosed from calculated Finance Charge of $99,293.41 in the amount of $396.79.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483710						TN		Primary	Purchase			05/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1998.
203483711	IL	Primary	Refinance UTD	Yes	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483712	FL	Primary	Refinance UTD	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483713	AL	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $532.97 does not match Calculated P&I of $533.62	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,679.82 is underdisclosed from calculated Finance Charge of $70,900.05 in the amount of $220.23.
EXCEPTION INFO: TIL itemization did not disclose a Settlement Fee of $150 and a Tax Service Fee of $53 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483714						AL		Investment	Refinance Cash-out - Other			05/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.
203483715	NC	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483716	SC	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/25/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483717	FL	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: The file contains no title work of any kind. Vesting is unknown.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: There are no Initial or Final 1003 URLA's in the loan file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: There is no Note or Loan Agreement found in the loan file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,285.65 is underdisclosed from calculated Finance Charge of $94,354.06 in the amount of $1,068.41.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483718	CA	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483719	MD	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 10% late charge exceeds 5% maximum per state (MD).

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,884.91 is underdisclosed from calculated Finance Charge of $99,080.13 in the amount of $195.22.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483720	IL	Primary	UTD UTD	Yes	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483722						IL		Investment	Refinance Cash-out - Other			05/19/2018	1			1
203483723	NC	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,697.63 is underdisclosed from calculated Finance Charge of $133,032.64 in the amount of $335.01.
EXCEPTION INFO: Unable to determine, due to missing Itemization of amount financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483724	IL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483725	OH	Primary	Refinance Cash-out - Other	05/19/2018	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,449.68 is underdisclosed from calculated Finance Charge of $198,130.92 in the amount of $681.24.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/19/1999, prior to three (3) business days from transaction date of XX/21/1999.
203483727	FL	Primary	Refinance UTD	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Documentation was not presented in the file

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/1999 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483728	LA	Investment	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1998.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: 10% late charge exceeds 5% maximum per state (LA).
203483729	FL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483730	ME	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483731	OH	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483733	MS	Primary	Refinance UTD	Yes	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483735	PA	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483736	NY	Primary	Refinance Cash-out - Other	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/1999 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483737						TN		Primary	Refinance Cash-out - Debt Consolidation			05/19/2018	3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided EXCEPTION INFO: The Note was provided, but is not legible. Unable to read necessary information.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483738	IL	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483739						MI		Primary	Refinance Cash-out - Other			05/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483740	IL	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483741						WA		Primary	Refinance Cash-out - Debt Consolidation			05/19/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483742	OH	Primary	UTD UTD	05/20/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483743	IL	Primary	Purchase	05/20/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,198.51 is underdisclosed from calculated Finance Charge of $166,532.92 in the amount of $334.41.
203483744	OH	Primary	Refinance Cash-out - Other	05/20/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,017.21 is underdisclosed from calculated Finance Charge of $108,347.21 in the amount of $330.00.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483745	FL	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483746	NC	Primary	UTD UTD	Yes	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/11/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483747	FL	Investment	Refinance Cash-out - Other	05/20/2018	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																	EXCEPTION INFO: Borrower declaration within the Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.
203483748	NC	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483749	MI	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/30/1999, prior to three (3) business days from transaction date of XX/30/1999.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203483750	IL	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,832.89 is underdisclosed from calculated Finance Charge of $54,000.47 in the amount of $167.58.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483751	IL	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,317.01 is underdisclosed from calculated Finance Charge of $138,560.02 in the amount of $243.01.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483752	PA	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,195.07 is underdisclosed from calculated Finance Charge of $86,279.57 in the amount of $84.50.
EXCEPTION INFO: Unable to determine which fees lender failed to disclose due to missing itemization of amount financed or other fee sheet.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483753	AR	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Documentation was not presented in the file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483754	CA	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,043.52 is underdisclosed from calculated Finance Charge of $136,099.00 in the amount of $55.48.
EXCEPTION INFO: Unable to determine under-disclosure due to missing the Final TIL Itemization.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483755						CA		Primary	Refinance Cash-out - Debt Consolidation			05/18/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483756	AZ	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483757	FL	Primary	Refinance Cash-out - Other	05/19/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483758						FL		Primary	Refinance Cash-out - Debt Consolidation			05/19/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483759	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483760	FL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483761	FL	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,229.56 is underdisclosed from calculated Finance Charge of $161,274.19 in the amount of $44.63.
EXCEPTION INFO: Unable to determine the reason for the under disclosure of $44.63 as the file did not contain the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483762	NM	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483763						NM		Primary	Refinance Cash-out - Other			05/20/2018	2			2	[3] Application / Processing - Missing Document: Note Addendum - Balloon not provided EXCEPTION INFO: Documentation was not presented in the file	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203483764	MN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,804.54 is underdisclosed from calculated Finance Charge of $353,868.56 in the amount of $64.02.
																		EXCEPTION INFO: Unable to determine under disclosure due to TIL itemization of amount financed not itemized.
203483765	MN	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483766						MS		Primary	Refinance Rate/Term			05/20/2018	1			1
203483768	TN	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2000 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483769	TN	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483771	MS	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/30/2000, prior to three (3) business days from transaction date of XX/30/2000.
203483772	MS	Primary	Refinance Cash-out - Other	Yes	05/20/2018	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File only contains Note, Mortgage and Title Commitment, incomplete file

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203483773						TN		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. EXCEPTION INFO: RTC was not located.
203483774	TN	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483775						TN		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483776	TN	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483777						TN		Primary	Refinance Cash-out - Home Improvement			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2001.
203483779	TN	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483780	TN	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483781	TN	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483782	TN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483783	TN	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483784	TN	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483785						TN		Primary	Refinance Cash-out - Other			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483786	TN	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General Appraisal Requirements - Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>

[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,717.86 is underdisclosed from calculated Finance Charge of $231,151.98 in the amount of $434.12.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483787	TN	Primary	Refinance Cash-out - Home Improvement	05/20/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/23/2001, prior to three (3) business days from transaction date of XX/23/2001.
203483788						TN		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2001.
203483789	TN	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/27/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2000.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483790	TN	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483791	TN	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483792						TN		Primary	Refinance Cash-out - Other			05/25/2018	1			1
203483793						IL		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483799						IL		Primary	Purchase			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.
203483801	CO	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483803	MN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483804						MN		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483805	MN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,361.77 is underdisclosed from calculated Finance Charge of $113,406.77 in the amount of $45.00.
EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483806						MN		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483807	MD	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/25/2018	2	2	[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 days grace period is less than the 15 days minimum per state of MD.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483808						MD		Primary	Refinance Rate/Term			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483810	MD	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483811	DE	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,332.61 is underdisclosed from calculated Finance Charge of $81,527.58 in the amount of $194.97.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483812	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483813	CT	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483814	CT	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483815	CT	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483816	CT	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483817	CT	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483818	CT	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483819	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,358.14 is underdisclosed from calculated Finance Charge of $87,406.00 in the amount of $47.86.
EXCEPTION INFO: Unable to determine the reason for the under disclosure of $47.86 as the file did not contain the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483820						IL		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483822	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/1999.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Late charge not allowed on loans less than $50,000 per state (PA)

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483823	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483824	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/2000 used as disbursement date for compliance testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483827	OH	Primary	Refinance UTD	Yes	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483829	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,745.94 is underdisclosed from calculated Finance Charge of $144,795.31 in the amount of $49.37.
EXCEPTION INFO: Finance charges are under disclosed by $49.37 due to the Lender not including the Courier fee of $30 and the Wire fee of $20 as prepaid finance charges per the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483830	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483831	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483832	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483833	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,116.37 is underdisclosed from calculated Finance Charge of $147,181.40 in the amount of $65.03.
EXCEPTION INFO: Unable to determine if POA fee is required by the lender or for purpose excludable from finance charge; therefore, treated conservatively as a prepaid finance charge.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483834	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483835	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483837	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483839	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,265.85 is underdisclosed from calculated Finance Charge of $78,194.29 in the amount of $1,928.44.
EXCEPTION INFO: Unable to determine under disclosed finance charge as loan file is missing the Itemization Of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483840	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/20/2000, prior to three (3) business days from transaction date of XX/20/2000.
203483841	NJ	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483842	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483844	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (PA).

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483845	NJ	Primary	Refinance Cash-out - Other	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483846						PA		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483847	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483848	PA	Primary	Refinance UTD	Yes	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483849	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,013.41 is underdisclosed from calculated Finance Charge of $60,088.39 in the amount of $74.98.
EXCEPTION INFO: Unable to determine the reason for the under disclosure of $74.98 as the file did not contain the itemization of amount financed or the continuation addendum to the final HUD.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483850	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,736.66 is underdisclosed from calculated Finance Charge of $139,835.80 in the amount of $99.14.
EXCEPTION INFO: Finance charges are under disclosed by $99.14 due to there being no description of the $99 fee to XXX settlement on the HUD addendum.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483851	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483852						PA		Primary	Refinance Cash-out - Home Improvement			05/25/2018	2			2		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
203483853	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

																		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
203483854	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/1999.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Minimum grace period for the state of PA is 15 days-note states 10 days.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483855	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	[2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized) The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483856	PA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2000 used as disbursement date for compliance testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Minimum grace period for the state of PA is 15 days-note states 10 days.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483857						PA		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483858	WV	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,046.87 is underdisclosed from calculated Finance Charge of $190,305.94 in the amount of $259.07.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483860	PA	Primary	Purchase	05/25/2018	2	2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/16/2001	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of PA-prepays only allowed on loans in excess of $50,000-note states $32,800.
203483861	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483862						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1
203483865	GA	Primary	Refinance UTD	Yes	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483866	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,654.57 is underdisclosed from calculated Finance Charge of $169,694.36 in the amount of $39.79.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483867						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483868						GA		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483869	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483870	SC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,843.08 is underdisclosed from calculated Finance Charge of $165,886.58 in the amount of $43.50.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483871	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,166.13 is underdisclosed from calculated Finance Charge of $321,224.67 in the amount of $58.54.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483872	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: No signatures/notary date	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483873						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483874	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483875	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,371.78 is underdisclosed from calculated Finance Charge of $243,416.81 in the amount of $45.03.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483876	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483877						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483878	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,300.36 is underdisclosed from calculated Finance Charge of $159,350.16 in the amount of $49.80.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483879						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2001.
203483880	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,332.24 is underdisclosed from calculated Finance Charge of $142,474.11 in the amount of $141.87.
																		EXCEPTION INFO: Under disclosure due to DSI.
203483881	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483882						GA		Primary	Refinance Rate/Term			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483883	GA	Primary	Purchase	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203483884	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/07/2001, prior to three (3) business days from transaction date of XX/07/2001.
203483885	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,432.00 is underdisclosed from calculated Finance Charge of $353,561.67 in the amount of $129.67.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483886						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1
203483887	DE	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/25/2000, prior to three (3) business days from transaction date of XX/25/2000.
203483888	MD	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483889	DE	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,458.69 is underdisclosed from calculated Finance Charge of $225,500.38 in the amount of $41.69.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483890	DE	Primary	Refinance Cash-out - Other	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483891						DE		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483892	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483893	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Holder's right to foreclose, Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483894	FL	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483895						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483897	FL	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2000 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483899						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483900	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2000 used as disbursement date for compliance testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483901						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483902	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483903						FL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483904	FL	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2000 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483905	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483906	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,994.73 is underdisclosed from calculated Finance Charge of $263,053.78 in the amount of $59.05.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483909	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2001.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
EXCEPTION INFO: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483912	FL	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,677.90 is underdisclosed from calculated Finance Charge of $135,757.54 in the amount of $79.64.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483913	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483914						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483915	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Holder's right to foreclose, Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483916	NY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483917	NY	Primary	Refinance Rate/Term	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2000 used as disbursement date for compliance testing.

[2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
EXCEPTION INFO: Right to Cancel not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/1999.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483918	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483919	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483921	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483922	FL	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483923	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,115.37 is underdisclosed from calculated Finance Charge of $71,150.41 in the amount of $35.04.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483924	FL	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483925	VA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483926	MD	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483927	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483929	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/19/2000, prior to three (3) business days from transaction date of XX/19/2000.
203483930	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Holder's right to foreclose

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483931						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483932	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483935						FL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203483936	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483938	VA	Primary	Refinance Cash-out - Other	05/25/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/27/2001, prior to three (3) business days from transaction date of XX/27/2001.
203483939	VA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
203483940						VA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/13/2001, prior to three (3) business days from transaction date of XX/10/2001.
203483941						OH		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal is incomplete.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483942	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/1999.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483943	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483944	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483945	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483946	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483947	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483948	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483949	OH	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/19/2000 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483950	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483951						OH		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483952						OH		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483953	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483954	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483955	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483956	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,487.59 is underdisclosed from calculated Finance Charge of $233,747.52 in the amount of $259.93.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483957	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2000.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483958						OH		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483959	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483960	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483961	KY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Cross Collateralized Mortgage Loan: There are multiple properties securing the repayment of this loan. (Cross collateralized) The property evaluated for the compliance review is based on occupancy type and then based on the property with the highest value.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/17/1999, prior to three (3) business days from transaction date of XX/17/1999.
203483962	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1999 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483963						OH		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1
203483964	KY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/09/2000, prior to three (3) business days from transaction date of XX/09/2000.
203483965	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483966						OH		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1
203483967	IN	Primary	Refinance Cash-out - Other	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483968	KY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483969	NY	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483970						NY		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483971	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483972						NY		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483973	NY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,840.08 is underdisclosed from calculated Finance Charge of $308,161.34 in the amount of $321.26.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483975						SC		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483976	SC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483977	SC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483978	SC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,604.87 is underdisclosed from calculated Finance Charge of $157,084.78 in the amount of $479.91.
EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483979	SC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483980						SC		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Page 2 of Note not in file [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483981	SC	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483982						SC		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483983	NC	Primary	Refinance Rate/Term	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1999.
203483984	NC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/1999.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,198.26 is underdisclosed from calculated Finance Charge of $243,298.51 in the amount of $100.25.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483985	NC	Primary	Refinance Rate/Term	05/25/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,525.85 is underdisclosed from calculated Finance Charge of $194,626.29 in the amount of $100.44.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483986	NC	Primary	Refinance Cash-out - Other	Tested	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/25/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,016.59 is underdisclosed from calculated Finance Charge of $225,067.06 in the amount of $50.47.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483987	NC	Primary	Refinance UTD	Yes	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483988						NC		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2001.
203483989	NC	Primary	Refinance Cash-out - Other	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203483990	NC	Primary	Refinance Rate/Term	Tested	05/25/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] General - Incomplete Document: TIL Final is incomplete
EXCEPTION INFO: Missing borrower signatures

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2001.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483991	NC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
EXCEPTION INFO: No prepayment fees are allowed if the principal amount is less than or equal to $150,000, the borrower is a natural person, the debt is incurred primarily for personal, family or household purposes, and the loan is secured by a first lien on 1-4 family property that is the borrower’s principal dwelling..

																		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
203483992	NC	Primary	Refinance Rate/Term	05/25/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,603.42 is underdisclosed from calculated Finance Charge of $132,659.08 in the amount of $55.66.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483993	VA	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483994						VA		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.
203483995						VA		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483996	VA	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203483997	OH	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/30/1999, prior to three (3) business days from transaction date of XX/30/1999.
203483998	OH	Primary	UTD UTD	Yes	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203483999	OH	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484000						OH		Primary	Refinance Rate/Term			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484001	OH	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484002						OH		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484004	OH	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484005	OH	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484006	OH	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/05/2001, prior to three (3) business days from transaction date of XX/05/2001.
203484007	OH	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484008	OH	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484009	SC	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,000.14 is underdisclosed from calculated Finance Charge of $221,105.87 in the amount of $105.73.
																		EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
203484010	SC	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,853.62 is underdisclosed from calculated Finance Charge of $106,898.15 in the amount of $44.53.
EXCEPTION INFO: Under disclosure due to TIL payment Stream Calculation and Actual Payment Stream Calculation.  Additionally,  Unable to determine amount financed variance due to missing TIL Itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484012	SC	Primary	Refinance Rate/Term	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484013						SC		Primary	Refinance Rate/Term			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484014	SC	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/07/2000, prior to three (3) business days from transaction date of XX/07/2000.
203484015	MD	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484017	MD	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484019						MD		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203484020						IN		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484021						IN		Primary	Refinance Cash-out - Home Improvement			05/15/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484022	IN	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,983.96 is underdisclosed from calculated Finance Charge of $85,474.76 in the amount of $490.80.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484023						IN		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484024						IN		Primary	Refinance Rate/Term			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.
203484025	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484026						IN		Primary	Refinance Cash-out - Other			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484027	KY	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484028	IN	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/29/2000, prior to three (3) business days from transaction date of XX/29/2000.
203484029	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484030	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484031						IN		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484032	IN	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/12/2001, prior to three (3) business days from transaction date of XX/08/2001.
203484033	IN	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484034						IN		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2001.
203484035	IN	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484036	KY	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484037						MI		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484038	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484039	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484040	IN	Primary	Refinance Rate/Term	Tested	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2001.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484041	KY	Primary	Refinance Rate/Term	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484042	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484043	IN	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484044	IN	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484045						KY		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2001.
203484046	KY	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484047						WI		Primary	Refinance Cash-out - Other			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484048						WI		Primary	Refinance Cash-out - Other			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484049	WI	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484051						MI		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484052						MI		Primary	Refinance Cash-out - Other			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484053	MI	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484054						MI		Primary	Refinance Cash-out - Home Improvement			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484056	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484057	MI	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Note Addendum - Prepayment not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,647.85 is underdisclosed from calculated Finance Charge of $286,697.85 in the amount of $50.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484058						MI		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484059	MI	Primary	Refinance Cash-out - Home Improvement	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484060						IN		Primary	Refinance Cash-out - Other			05/15/2018	1			1
203484061	IN	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484062						IN		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.
203484063						KY		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2000.
203484064	OH	Primary	Refinance Cash-out - Other	Yes	05/15/2018	3	3	[3] General - Incomplete Document: HUD-1 Addendum is incomplete EXCEPTION INFO: Missing Exhibit A.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		EXCEPTION INFO: APR and Finance Charge are illegible on the final TL.
203484065						KY		Primary	Refinance Cash-out - Other			05/15/2018	1			1
203484066	MI	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: There is no 1003 loan application of any type in the loan file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: The is no copy of a note of any kind in the loan file.

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: There is no Security Instrument in the loan file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/26/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484067						MI		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. EXCEPTION INFO: Correct as indicated.
203484068						MI		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484069						MI		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484070	MI	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484071	MI	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,862.29 is underdisclosed from calculated Finance Charge of $75,957.28 in the amount of $94.99.
EXCEPTION INFO: Unable to determine the reason for the under disclosure of $94.99 as the file did not contain the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484072	MI	Primary	Refinance Cash-out - Other	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,684.87 is underdisclosed from calculated Finance Charge of $125,905.24 in the amount of $2,220.37.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484073	MI	UTD	UTD UTD	Yes	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203484074	MI	UTD	UTD UTD	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/10/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203484075						NC		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	1			1
203484076						NC		Primary	Refinance Cash-out - Other			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484077	NC	Primary	Refinance Cash-out - Other	05/17/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484078	NC	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
EXCEPTION INFO: PPP expired.  PPP permitted per state (NC) on loans less than $100,000 but cannot exceed 2% and only in the first 3 years.  Note states 2% for the first 3 years.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484079						NC		Primary	Refinance Cash-out - Other			05/15/2018	1			1
203484080	NC	Primary	Refinance Cash-out - Other	05/15/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1999.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		EXCEPTION INFO: missing from file
203484081	NC	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,603.36 is underdisclosed from calculated Finance Charge of $97,853.48 in the amount of $250.12.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484082	NC	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 12.70120% is underdisclosed from calculated APR of 12.84870% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,882.58 is underdisclosed from calculated Finance Charge of $202,589.09 in the amount of $706.51.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484083	NC	Primary	Refinance Cash-out - Other	05/15/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2000.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484084	NC	Primary	Refinance Rate/Term	05/15/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484085						NC		Primary	Refinance Cash-out - Other			05/15/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203484086						GA		Primary	Refinance Rate/Term			05/15/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999.
203484087	GA	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Note Addendum - Balloon not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/20/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/20/1999, prior to three (3) business days from transaction date of XX/20/1999.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484088	GA	Primary	Refinance Cash-out - Debt Consolidation	Tested	05/15/2018	2	2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484090	GA	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203484091						GA		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484092						GA		Primary	Refinance Cash-out - Other			05/15/2018	1			1
203484093	GA	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/29/2000, prior to three (3) business days from transaction date of XX/25/2000.
203484094	GA	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484095	GA	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/03/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484097						GA		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484098						GA		Primary	Refinance Cash-out - Other			05/15/2018	1			1
203484099						GA		Primary	Refinance Cash-out - Other			05/19/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203484100	GA	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.
EXCEPTION INFO: There is no evidence of a disbursement date disclosed on the final signed HUD-1.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		EXCEPTION INFO: RTC is missing.
203484101						GA		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484102						GA		Primary	Refinance Limited Cash-out GSE			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484103	SC	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2001.

																		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
203484104	GA	Primary	Refinance Rate/Term	05/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484105	GA	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484106						GA		Primary	Refinance Cash-out - Other			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484107	GA	Primary	Refinance Cash-out - Other	05/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484108						SC		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2001.
203484109						OH		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484110	OH	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,855.42 is underdisclosed from calculated Finance Charge of $180,105.42 in the amount of $250.00.
EXCEPTION INFO: Finance chaUnable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484111						OH		Primary	Refinance Cash-out - Debt Consolidation			05/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484112						OH		Primary	Refinance Cash-out - Other			05/15/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484114	OH	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,918.17 is underdisclosed from calculated Finance Charge of $225,050.84 in the amount of $132.67.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203484115	MO	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484116	IL	Primary	Refinance Cash-out - Debt Consolidation	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,525.95 is underdisclosed from calculated Finance Charge of $48,580.95 in the amount of $55.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484117	MO	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484118	MO	Primary	Refinance Rate/Term	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484119						MO		Primary	Refinance Cash-out - Other			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484121	NY	Primary	Refinance Cash-out - Other	Yes	07/10/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: - Missing Document: Note – Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484122	MO	Primary	Refinance Cash-out - Home Improvement	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/1999.

[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Late charge not allowed per state (MO) - min grace period for MO is 15 days - note states 10 days.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484123	KS	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484124	MO	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (MO) – min grace period for MO is 15 days - note states 10 days

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484125	KS	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484126	MO	Primary	Refinance Cash-out - Home Improvement	05/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Final 1003 missing from the file	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2000.

[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Late charge not allowed per state (MO) - min grace period for MO is 15 days - note states 10 days.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Late charge not allowed per state (MO) - min grace period for MO is 15 days - note states 10 days.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484127	MO	Primary	Refinance Cash-out - Other	05/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (MO) – min grace period for MO is 15 days - note states 10 days

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484128	MO	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Security Instrument is missing from the file	[2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484129	OH	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,291.16 is underdisclosed from calculated Finance Charge of $212,391.16 in the amount of $100.00.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203484130	OK	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,586.08 is underdisclosed from calculated Finance Charge of $119,689.73 in the amount of $103.65.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484131	OK	Primary	Refinance Cash-out - Home Improvement	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,887.50 is underdisclosed from calculated Finance Charge of $259,922.69 in the amount of $35.19.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484132	OK	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided EXCEPTION INFO: Documentation not presented in file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484133	NE	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484134						NE		Primary	Refinance Cash-out - Other			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2000.
203484135						NE		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203484136						UT		Primary	Refinance Cash-out - Other			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/08/2001, prior to three (3) business days from transaction date of XX/08/2001.
203484137	UT	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,143.99 is underdisclosed from calculated Finance Charge of $237,183.85 in the amount of $39.86.
																		EXCEPTION INFO: TIL itemization did not disclose a courier fee of $40 as prepaid finance charge.
203484140	MS	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Missing Note

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1999 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484143	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484144	LA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,129.91 is underdisclosed from calculated Finance Charge of $166,579.91 in the amount of $450.00.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203484149	MS	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 13.91900% is underdisclosed from calculated APR of 14.15621% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,526.56 is underdisclosed from calculated Finance Charge of $119,102.73 in the amount of $576.17.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484151	LA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484152	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484153	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided EXCEPTION INFO: Missing Security Instrument	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484154	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,269.46 is underdisclosed from calculated Finance Charge of $293,619.64 in the amount of $350.18.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484156	LA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484157						LA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484158	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,445.61 is underdisclosed from calculated Finance Charge of $210,595.70 in the amount of $150.09.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484159	AR	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484161						LA		Primary	Refinance Rate/Term			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484163	LA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484164						LA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2000.
203484167	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484170	CA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484171						CT		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2000.
203484172	RI	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,697.04 is underdisclosed from calculated Finance Charge of $157,800.65 in the amount of $103.61.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484173	CT	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484175	MS	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,749.88 is underdisclosed from calculated Finance Charge of $159,199.88 in the amount of $450.00.
																		EXCEPTION INFO: TIL Itemization did not disclose the closing attorney fee of $450 as prepaid finance charges.
203484180	LA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484183	MS	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,683.62 is underdisclosed from calculated Finance Charge of $152,157.07 in the amount of $473.45.
EXCEPTION INFO: TIL Itemization did not disclose the attorney fee of $450 as a prepaid finance charge.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/12/2000, prior to three (3) business days from transaction date of XX/12/2000.
203484186	LA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484187	MS	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484188	MS	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

																		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
203484189						LA		Primary	Refinance Rate/Term			05/17/2018	1			1
203484190						MS		Primary	Refinance Cash-out - Other			05/17/2018	1			1
203484191						MS		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	1			1
203484193						MS		Primary	Refinance Cash-out - Other			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484194						MS		Primary	Refinance Cash-out - Other			05/18/2018	1			1		[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
203484196						VT		Primary	Refinance Cash-out - Other			05/17/2018	1			1
203484198	IA	Primary	Refinance Rate/Term	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484200						NE		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484201	NE	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484202	IA	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484203						CA		Primary	Refinance Cash-out - Other			05/17/2018	1			1
203484204						NJ		Primary	Refinance Cash-out - Debt Consolidation			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484205						NJ		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484206	PA	Primary	Purchase	No	05/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484207						NY		Primary	Refinance Cash-out - Other			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484209	PA	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is less than 15 day minimum per state (PA).

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484210	PA	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2000 used as disbursement date for compliance testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is less than 15 day minimum per state (PA).

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484211	PA	Primary	Refinance Rate/Term	05/18/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		EXCEPTION INFO: 10 day grace period is less than 15 day minimum per state (PA).
203484212	PA	Primary	Refinance UTD	05/18/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/31/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/29/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484213	NY	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484214	AR	Primary	Refinance Rate/Term	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,282.58 is underdisclosed from calculated Finance Charge of $136,337.58 in the amount of $55.00.
EXCEPTION INFO: The under disclosure appears to be the courier and wire fees that total $55.  However, cannot confirm  without an Itemization of Amount  Financed,

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484216	CT	UTD	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203484217						FL		Primary	Refinance Cash-out - Other			05/20/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203484219	GA	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484220	GA	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484221						GA		Primary	Refinance Rate/Term			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: The Final 1003 is missing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484222	GA	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,215.96 is underdisclosed from calculated Finance Charge of $116,283.96 in the amount of $68.00.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484223	GA	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484225	GA	Primary	Refinance Rate/Term	Yes	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Final Policy/Title Commitment was not presented in the file

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Documentation was not presented in the file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2000.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484226						GA		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203484227						GA		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2001.
203484228	IL	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484229	IL	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484231						IN		Primary	Refinance Cash-out - Other			05/20/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484232	IN	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484233	IN	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Appraisal Documentation - Valuation Error: Appraised value was not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/17/2001
EXCEPTION INFO: Appraisal in file, however missing the page with the value.

[3] General Appraisal Requirements - Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/17/2001	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484234	LA	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,589.27 is underdisclosed from calculated Finance Charge of $355,748.58 in the amount of $159.31.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/27/2000, prior to three (3) business days from transaction date of XX/27/2000.
203484235	LA	Primary	Refinance UTD	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] General Appraisal Requirements - Valuation Error: Subject year built not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/01/2001
																	EXCEPTION INFO: Was unable to locate the year built by looking at various origination documents and web search.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484236	LA	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484237	MI	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484238	MI	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484239						MI		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484240						MI		Primary	Refinance Cash-out - Other			05/20/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484242	MS	Primary	Refinance UTD	Yes	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484243	MO	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] General Appraisal Requirements - Valuation Error: Subject year built not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/29/1999
																	EXCEPTION INFO: Could not locate documentation or online sources for the year built	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484244	NH	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,931.92 is underdisclosed from calculated Finance Charge of $192,007.04 in the amount of $75.12.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484245						NY		Primary	Refinance Cash-out - Other			05/20/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484246	NC	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484247	NC	Primary	Refinance Cash-out - Other	05/20/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/1999 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484248	NC	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484249	NC	Primary	Refinance Rate/Term	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484250						NC		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484251	OH	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42.90 is underdisclosed from calculated Finance Charge of $42,956.52 in the amount of $42,913.62.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484252	OH	Primary	Refinance Cash-out - Other	05/20/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484253						OK		Primary	Refinance Cash-out - Debt Consolidation			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484254	OK	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484255	PA	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/1999.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484256	PA	Primary	Refinance UTD	05/20/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 is missing from the file

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484257	SC	Primary	Refinance UTD	Yes	05/20/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided
EXCEPTION INFO: Missing evidence of the appraisal.  Application estimated value was $40,000.

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:: Valuation Type: Stated / Valuation Report Date: <empty> Stated is missing
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484258						SC		Primary	Refinance Rate/Term			05/20/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484259	TN	Primary	Refinance UTD	05/20/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Documentation was not presented in the file

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484260	VA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484261	CA	Primary	Refinance Cash-out - Debt Consolidation	05/20/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Final title policy is missing from the file. No evidence of any title, including prelim can be found.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,413.40 is underdisclosed from calculated Finance Charge of $295,476.53 in the amount of $63.13.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484262	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484263	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484264	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484265	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: There are no Initial or Final 1003's from the Lender/Creditor in the loan file and no credit applications or screen shots either to indicate an application date.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484268	VA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Documentation was not presented in the file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,268.70 is underdisclosed from calculated Finance Charge of $141,382.79 in the amount of $114.09.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484270	VA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484271	NC	Primary	Refinance Rate/Term	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Page 1 of HUD is missing payoff, new loan amount and cash to/from borrower; considered missing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/1994 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/1994.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.29000% is underdisclosed from calculated APR of 11.51912% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,346.80 is underdisclosed from calculated Finance Charge of $80,930.53 in the amount of $583.73.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484272	NC	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484274						NC		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.
203484275	GA	Primary	Refinance Cash-out - Home Improvement	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,725.63 is underdisclosed from calculated Finance Charge of $134,789.63 in the amount of $64.00.
EXCEPTION INFO: Unable to determine variance due to missing itemization of finance

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484276						GA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484277	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484280	IN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484281	IN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484283	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484284	IN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484285	KY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/06/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484287	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484288	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484289	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484291	TN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Note - Page 2 is mising [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,011.10 is underdisclosed from calculated Finance Charge of $133,152.04 in the amount of $140.94.
EXCEPTION INFO: Unable to determine as the file did not contain an itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484292	TN	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,966.08 is underdisclosed from calculated Finance Charge of $115,116.19 in the amount of $150.11.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484293	TN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484294	TN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484295	TN	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484296	PA	Primary	Refinance Cash-out - Other	Yes	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/03/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484298	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/2000 used as disbursement date for compliance testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/03/2000, prior to three (3) business days from transaction date of XX/03/2000.
203484299	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Note indicates a grace period of 10 days which is less than the PA state minimum grace period of 15 days for banks in PA.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484300	LA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484301	KS	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484303	WV	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484304						WV		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1999.
203484306	MD	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484307	MO	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484308	MO	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484309	MI	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,661.04 is underdisclosed from calculated Finance Charge of $282,721.26 in the amount of $60.22.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484311	MS	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2000.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 15.20190% is underdisclosed from calculated APR of 15.41612% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,658.02 is underdisclosed from calculated Finance Charge of $106,013.54 in the amount of $355.52.
																		EXCEPTION INFO: Unable to determine due to missing itemization of amountt financed
203484312	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484313	FL	Primary	Refinance Rate/Term	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484314	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Note Addendum - Balloon not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484315						FL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.
203484316	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484317	FL	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484318	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484319	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,971.32 is underdisclosed from calculated Finance Charge of $157,366.58 in the amount of $395.26.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484320	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,676.94 is underdisclosed from calculated Finance Charge of $284,112.24 in the amount of $435.30.
																		EXCEPTION INFO: Finance charges are under disclosed by $435.30 due to the Lender not including the $435 attorney fee as a prepaid finance charge in the itemization of amount financed.
203484321	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,297.98 is underdisclosed from calculated Finance Charge of $192,649.06 in the amount of $351.08.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed. The initial payment on the final TIL does not match the calculated amount.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484322	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,616.15 is underdisclosed from calculated Finance Charge of $216,035.01 in the amount of $418.86.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484323	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 14.27280% is underdisclosed from calculated APR of 14.50688% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,889.25 is underdisclosed from calculated Finance Charge of $114,391.35 in the amount of $502.10.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203484324	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484325	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,071.55 is underdisclosed from calculated Finance Charge of $254,571.68 in the amount of $500.13.
																		EXCEPTION INFO: Finance charges are under disclosed by $500.13 due to the Lender not including the attorney fee of $500 as a prepaid finance charge in the itemization of amount financed.
203484326	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,494.86 is underdisclosed from calculated Finance Charge of $104,044.69 in the amount of $549.83.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/12/1999, prior to three (3) business days from transaction date of XX/12/1999.
203484328	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,124.74 is underdisclosed from calculated Finance Charge of $189,324.49 in the amount of $199.75.
EXCEPTION INFO: Unable to determine under disclosure. TIL itemization prepaid fees are not itemized. Initial payment on final TIL does not match the calculated amount.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/14/2000, prior to three (3) business days from transaction date of XX/14/2000.
203484329	KY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,559.51 is underdisclosed from calculated Finance Charge of $124,600.38 in the amount of $40.87.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484330						SC		Primary	Refinance Rate/Term			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1999.
203484332	SC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484333	SC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,992.26 is underdisclosed from calculated Finance Charge of $147,360.26 in the amount of $368.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484334	SC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484335						FL		Primary	Refinance Rate/Term			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484336	FL	Primary	Refinance UTD	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1999 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484337						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484338	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484339						FL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484340	SC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,764.57 is underdisclosed from calculated Finance Charge of $133,203.04 in the amount of $438.47.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484341	UT	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,165.57 is underdisclosed from calculated Finance Charge of $84,350.27 in the amount of $184.70.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484343	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484344	SC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484345	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1998.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484347	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/02/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/1998.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of PA for loans less than $50,000-note states $31,450.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,196.52 is underdisclosed from calculated Finance Charge of $54,256.44 in the amount of $59.92.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484349	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/1998.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/09/1999, prior to three (3) business days from transaction date of XX/09/1999.
203484351	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484352	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484353						MS		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484354	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,608.58 is underdisclosed from calculated Finance Charge of $163,199.45 in the amount of $590.87.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484356	NC	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484358	NC	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484359	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: Final title policy is missing from the file. No evidence of any title found.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,084.19 is underdisclosed from calculated Finance Charge of $140,404.28 in the amount of $320.09.
EXCEPTION INFO: Appears lender did not include attorneys fee in the amount of $320 in finance charge. Unable to confirm due to missing itemization of finance.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203484360	FL	Primary	Refinance Cash-out - Home Improvement	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484361	NC	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484362	VA	Primary	Refinance Cash-out - Other	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,474.97 is underdisclosed from calculated Finance Charge of $123,988.20 in the amount of $513.23.
EXCEPTION INFO: Unable to determine as the file did not contain an itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484364	OH	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484365	KY	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,413.97 is underdisclosed from calculated Finance Charge of $112,861.94 in the amount of $447.97.
EXCEPTION INFO: Unable to determine the reason for under-disclosure.  The itemization of amount financed was not provided

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484367	MI	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/1999 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484368	CO	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,102.46 is underdisclosed from calculated Finance Charge of $223,317.40 in the amount of $214.94.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484371	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484372	IL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484373	NC	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484375	NY	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484376	NC	Second Home	UTD UTD	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203484377						NC		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	3			3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484379	MI	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of MI-max prepayment charge for MI is 1%-note states 3%.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484381	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,293.89 is underdisclosed from calculated Finance Charge of $177,359.59 in the amount of $65.70.
EXCEPTION INFO: Unable to determine variance due to missing itemization of amount financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484383	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484384	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484385	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/04/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,049.22 is underdisclosed from calculated Finance Charge of $221,499.75 in the amount of $450.53.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484386	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1999.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.85920% is underdisclosed from calculated APR of 12.03358% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,044.54 is underdisclosed from calculated Finance Charge of $92,520.36 in the amount of $475.82.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484388	MN	Primary	Refinance Cash-out - Other	Yes	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484390	NM	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484391	DE	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484393	NC	Primary	Refinance Rate/Term	05/25/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired.
Prepayment charge not allowed per state NC.
No prepayment allowed for Loans under $150,000
Lender is XXX

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,662.92 is underdisclosed from calculated Finance Charge of $124,137.99 in the amount of $475.07.
EXCEPTION INFO: It appears lender did not include attorneys fee of $475 in finance charge.Unable to confirm due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484394	TN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Provide final lenders 1003.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484395	NC	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,290.51 is underdisclosed from calculated Finance Charge of $419,740.48 in the amount of $449.97.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484396	MS	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/03/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484397	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,887.07 is underdisclosed from calculated Finance Charge of $313,362.35 in the amount of $475.28.
EXCEPTION INFO: Under-disclosure is fee related, unable to determine cause due to file is missing the Final TIL Itemization.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484398	MA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484399	VA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484400	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
EXCEPTION INFO: PPP expired.  NC permits 2% maximum for 3 years on loan under $150,000-Note states 2% for 30 months.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484401	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,816.20 is underdisclosed from calculated Finance Charge of $192,887.41 in the amount of $71.21.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/28/2000, prior to three (3) business days from transaction date of XX/28/2000.
203484402	NC	Second Home	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,338.18 is underdisclosed from calculated Finance Charge of $254,773.21 in the amount of $435.03.
																		EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.
203484403	VA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484404	PA	Primary	Refinance Cash-out - Home Improvement	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,980.97 is underdisclosed from calculated Finance Charge of $62,038.64 in the amount of $57.67.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484405	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484406	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484407	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $514,140.60 is underdisclosed from calculated Finance Charge of $514,598.21 in the amount of $457.61.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484408	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,199.95 is underdisclosed from calculated Finance Charge of $221,600.63 in the amount of $400.68.
EXCEPTION INFO: Unable to determine as the file did not contain an itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484409	FL	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/18/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484410	TN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,584.97 is underdisclosed from calculated Finance Charge of $94,922.02 in the amount of $337.05.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484411	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,349.65 is underdisclosed from calculated Finance Charge of $176,992.54 in the amount of $642.89.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484413	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2001 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484414	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484415	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Final 1003 does not appear to be in the loan file for review.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2001.
EXCEPTION INFO: The application in the file appears to be the initial 1003 from the broker.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,651.19 is underdisclosed from calculated Finance Charge of $194,307.19 in the amount of $656.00.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		EXCEPTION INFO: The RTC was not provided in the loan file for review.
203484416	DE	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484418	VA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,189.31 is underdisclosed from calculated Finance Charge of $161,824.47 in the amount of $635.16.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484421	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484422	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484423						TN		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2000.
203484424	NE	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484428	UT	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484430	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484431	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,766.08 is underdisclosed from calculated Finance Charge of $187,824.48 in the amount of $58.40.
EXCEPTION INFO: Unable to determine the under-disclosure due to missing Itemization of Finance Charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484432	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484433	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2000.

[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484435	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484436	CT	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484437	PA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,373.72 is underdisclosed from calculated Finance Charge of $98,422.37 in the amount of $48.65.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484438	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484439	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484440	TN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484441	GA	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484442						IN		Primary	Purchase			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/1998.
203484443						TN		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1998.
203484445	NC	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,199.01 is underdisclosed from calculated Finance Charge of $199,453.09 in the amount of $254.08.
																		EXCEPTION INFO: Unable to determine source of under disclosed due to missing TIL itemization of amount financed.
203484446	VA	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484447	NC	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,650.53 is underdisclosed from calculated Finance Charge of $181,834.98 in the amount of $184.45.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484448	FL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/10/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,657.74 is underdisclosed from calculated Finance Charge of $131,765.38 in the amount of $107.64.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484449	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,755.38 is underdisclosed from calculated Finance Charge of $115,075.48 in the amount of $320.10.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484450	SC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,007.08 is underdisclosed from calculated Finance Charge of $93,572.11 in the amount of $565.03.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484453	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/07/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,974.79 is underdisclosed from calculated Finance Charge of $108,425.00 in the amount of $450.21.
EXCEPTION INFO: Unable to determine the cause of the under disclosure.  There was no "Itemization of amount Financed" provided.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484456						FL		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484458	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,264.57 is underdisclosed from calculated Finance Charge of $69,689.07 in the amount of $424.50.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484459	TN	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,984.94 is underdisclosed from calculated Finance Charge of $88,070.94 in the amount of $86.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484460	IL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484461	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484462						FL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/1999.
203484463	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484465	IN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484466	FL	Primary	Refinance Cash-out - Home Improvement	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484467	CA	Primary	Refinance Cash-out - Debt Consolidation	Tested	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/1999.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
203484468	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484470	GA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484471	OH	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484472						IL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484473	OK	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,127.54 is underdisclosed from calculated Finance Charge of $193,163.41 in the amount of $35.87.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484474	MS	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484475						AR		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.
203484476	MS	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484478	OK	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,601.77 is underdisclosed from calculated Finance Charge of $189,687.40 in the amount of $85.63.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484479						OH		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484480	LA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484481	TN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484482						NH		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484485	NE	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,284.34 is underdisclosed from calculated Finance Charge of $109,324.58 in the amount of $40.24.
																		EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.
203484486	CT	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484487	IL	Primary	UTD UTD	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/08/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/08/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484489	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484490	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484492	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484493	IN	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484494						MD		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1
203484495	IL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484496	LA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484497	LA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484498	LA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484499						NC		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484500						OH		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484501	AR	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484502						WV		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1	[3] Closing / Title - Missing Document: Rider - PUD not provided
203484503	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,647.21 is underdisclosed from calculated Finance Charge of $140,227.20 in the amount of $579.99.
																		EXCEPTION INFO: TIL itemization did not disclose the attorney's fee of $500, Document signing fee of $25 or Title courier fee of $55 in the prepaid amount financed.
203484505						OK		Primary	Refinance Cash-out - Other			05/25/2018	1			1
203484506						IL		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484507	OH	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,648.97 is underdisclosed from calculated Finance Charge of $154,906.64 in the amount of $257.67.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203484508						NC		Primary	Refinance Cash-out - Other			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484509						TN		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484510						AR		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484511	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/1999.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,223.24 is underdisclosed from calculated Finance Charge of $112,261.12 in the amount of $37.88.
																		EXCEPTION INFO: TIL Itemization did not disclose a courier fee of $15, or courier fee of $40, and underdisclosed Settlement fee by $45 as prepaid finance charges.
203484512	MI	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484513	CA	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484514	NC	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Prepayment penalty not allowed in NC if loan is less than $150,000.00.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484516	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Missing final 1003.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484517	ID	Primary	Refinance Rate/Term	05/25/2018	2	2	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 10% late charge exceeds 5% maximum per state (IA).

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484518						IN		Primary	Refinance Rate/Term			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484519	KY	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484520						LA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484521	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484522						NC		Investment	Refinance Cash-out - Other			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2000.
203484523	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484524	MS	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.
EXCEPTION INFO: Note is Mississippi Fixed Rate Note and does not reflect FNMA/FHLMC.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484525	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484527	IN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484529	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484530	WA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484531	TN	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484533	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/11/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484534	KY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484535	MS	Primary	Refinance Rate/Term	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484536	NY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2000 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484538	LA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484539						LA		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484541						OK		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.
203484544	GA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484545						MS		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2001.
203484546						IL		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	1			1
203484547	PA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484548						KY		Primary	Refinance Cash-out - Debt Consolidation			05/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2001.
203484549	CA	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484550	OH	Primary	Refinance UTD	05/25/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484551	KY	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484552	IL	Primary	UTD UTD	Yes	05/25/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484553	FL	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484554	IN	Primary	Refinance Cash-out - Other	05/25/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484555	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484556	IL	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203484557	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,682.53 is underdisclosed from calculated Finance Charge of $376,857.51 in the amount of $174.98.
EXCEPTION INFO: Unable to determine due to missing, Itemization of amount financed

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203484558	IL	Primary	Refinance Cash-out - Debt Consolidation	05/25/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500005	NY	Primary	Refinance Cash-out - Debt Consolidation	Tested	05/18/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Maximum late charge in NY is 2%-note states 5%.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203500007	NY	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2001.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 2% is Maximum, note states 5%

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500008						NC		Primary	Purchase			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.
203500009	NC	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2001.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,445.54 is underdisclosed from calculated Finance Charge of $161,491.49 in the amount of $45.95.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500010	NC	Primary	Refinance Rate/Term	05/18/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500014						NC		Primary	Refinance Rate/Term			05/17/2018	3			3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2001.
203500015	NC	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2001.

																		[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
203500110						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2004.
203500111	MA	Primary	Purchase	Yes	05/17/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500114	NY	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2004.
																		EXCEPTION INFO: The loan application in the file does not indicate creditor application date.
203500115						NY		Primary	Purchase			05/18/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2004.
203500116						NC		Primary	Purchase			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.
203500117						NY		Primary	Purchase			05/18/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2004.
203500118						NY		Primary	Purchase			05/18/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2004.
203500120						NY		Primary	Purchase			05/18/2018	1			1
203500138	NY	Primary	Purchase	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2004.
203500141						NY		Primary	Purchase			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.
203500143	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,231.61 is underdisclosed from calculated Finance Charge of $376,273.13 in the amount of $41.52.
EXCEPTION INFO: "TIL itemization did not disclose a wire fee of $50 as prepaid
																		finance charge.
203500145	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 11 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,583.44 is underdisclosed from calculated Finance Charge of $290,733.44 in the amount of $150.00.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203500149	NY	Primary	Refinance Rate/Term	05/16/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,175.61 is underdisclosed from calculated Finance Charge of $353,796.37 in the amount of $620.76.
EXCEPTION INFO: The itemization of amount financed did not include the assignment recording fee of $75, escrow service fee of $50, recording service fee of $35, subordination recording fee of $85 and warehouse fee of $350 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500152	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203500153	MA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,275.45 is underdisclosed from calculated Finance Charge of $267,351.18 in the amount of $75.73.
																		EXCEPTION INFO: Itemization of amount financed does not include a $75 release tracking fee as a prepaid finance charge.
203500154	MA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $358,414.76 is underdisclosed from calculated Finance Charge of $359,159.70 in the amount of $744.94.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203500160						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203500161						NY		Primary	Refinance Rate/Term			05/16/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203500163	MA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $399,412.51 is underdisclosed from calculated Finance Charge of $399,899.45 in the amount of $486.94.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges.
203500164	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,793.53 is underdisclosed from calculated Finance Charge of $256,843.42 in the amount of $49.89.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203500165	MA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,921.32 is underdisclosed from calculated Finance Charge of $379,008.84 in the amount of $87.52.
																		EXCEPTION INFO: TIL itemization did not disclose a title courier fee of $56 and a wire fee of $25 as prepaid finance charges.
203500166	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,806.16 is underdisclosed from calculated Finance Charge of $107,416.14 in the amount of $609.98.
EXCEPTION INFO: TIL itemization did not disclose the Attorney fee $525, the Payment fee $35, Courier fee $50 as prepaid
																		finance charge."
203500181	MA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
203500185	NC	Primary	Refinance Rate/Term	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500186	AZ	Primary	Refinance Rate/Term	Yes	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500187	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500188	CA	Primary	Refinance Cash-out - Other	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500189	CA	Primary	Refinance Rate/Term	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500191	KS	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. Lenders are prohibited from assessing a penalty against a mortgagor for prepayment of a residential mortgage loan where prepayment is made more than six months after execution of the promissory note. Kan. Stat. Ann. § 16-207(c). The Note states if within 24 months from the date of execution of the Security Instrument the Borrower pay a Prepayment charge equal to 6 months’ advance interest on the amount of the Prepayment that exceed 20% of the original Principal amount of the Note. Lender is XXX

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203500193	NY	Primary	Purchase	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,267.03 is underdisclosed from calculated Finance Charge of $304,490.05 in the amount of $223.02.
																		EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.
203500194	NC	Primary	Purchase	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2001.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203500195	OR	Primary	Refinance UTD	Yes	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge fee of 10% exceeds the max allowed of 5% for the state of Oregon.

[2] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge fee of 10% exceeds the max allowed of 5% for the state of Oregon.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500196	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: The 6% late charge is greater than the 5% maximum per GA.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500197	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500199	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500204	NY	Primary	Refinance Cash-out - Other	Yes	05/14/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500206	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500207	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,357.35 is underdisclosed from calculated Finance Charge of $209,925.89 in the amount of $568.54.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203500211	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500212	AK	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500213	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500214						CA		Primary	Refinance Rate/Term			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.
203500215	CA	Primary	Refinance UTD	05/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500216	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,077.56 is underdisclosed from calculated Finance Charge of $82,610.63 in the amount of $533.07.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/18/2003, prior to three (3) business days from transaction date of XX/14/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500217	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500218						CO		Primary	Refinance Rate/Term			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.
203500220	MI	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/25/2003, prior to three (3) business days from transaction date of XX/23/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500223	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/30/2003, prior to three (3) business days from transaction date of XX/26/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500224	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500225	HI	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500226	HI	Primary	Refinance Rate/Term	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500227	HI	Primary	Refinance Rate/Term	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500228	HI	Primary	Refinance Cash-out - Other	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500229	NV	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500230	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500231	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500232	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500234	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. PPP not allowed, per NY. Note states 3.325% -  Rate exceeds 6%. Lender is XXX

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500235	MN	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500236	FL	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500237	IL	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
203500238	IL	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500239	PA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500240	WA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500241						CA		Primary	Refinance Cash-out - Other			05/16/2018	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500242						CA		Primary	Refinance Cash-out - Other			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2003.
203500243	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500244	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500245	CA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500246	CO	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: Missing date provided

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500247	CA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500248	CA	Primary	Refinance Rate/Term	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500249	AR	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500250	FL	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2003.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203500252	NC	Primary	Purchase	Yes	07/16/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2003 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500255	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.
203500256						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
203500257	NC	Primary	Refinance Rate/Term	05/16/2018	3	3	[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
																	EXCEPTION INFO: Missing documentation for previous loan.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.
203500259	MA	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $270,053.74 is underdisclosed from calculated Finance Charge of $271,803.03 in the amount of $1,749.29.
																		EXCEPTION INFO: Unable to determine under disclosure.
203500260						NC		Primary	Refinance Rate/Term			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
203500261						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.
203500262						NY		Primary	Refinance Cash-out - Other			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.
203500263						NY		Primary	Purchase			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2003.
203500265						NC		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2003.
203500266						NY		Primary	Refinance Cash-out - Other			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2003.
203500267						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.
203500268	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203500270						NC		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.
203500271	NY	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.01100% is underdisclosed from calculated APR of 7.20054% outside of 0.125% tolerance.
EXCEPTION INFO: Under-disclosure is due to $4,800 credit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,394.39 is underdisclosed from calculated Finance Charge of $339,919.46 in the amount of $4,525.07.
																		EXCEPTION INFO: Under-disclosure is due to $4,800 credit.
203500272						NY		Primary	Purchase			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2003.
203500273						MA		Primary	Refinance Rate/Term			05/16/2018	1			1
203500274						NY		Primary	Purchase			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2003.
203500275	NY	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,602.95 is underdisclosed from calculated Finance Charge of $176,034.08 in the amount of $2,431.13.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of a credit to the borrower of $2400.
203500276						NC		Primary	Refinance Cash-out - Other			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.
203500277						NY		Primary	Refinance Rate/Term			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.
203500278	NC	Primary	Purchase	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,414.05 is underdisclosed from calculated Finance Charge of $133,345.04 in the amount of $930.99.
																		EXCEPTION INFO: Under disclosure due to Lender credit of $951.20 on line 204, as unable to apply becaure of missing breakdown.
203500280	MA	Primary	Purchase	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $722,732.95 is underdisclosed from calculated Finance Charge of $725,266.32 in the amount of $2,533.37.
																		EXCEPTION INFO: TIL under disclosure is due to the lender credit $2458.13 listed on pg 1 of the HUD-1. There is no breakdown, so unable to determined which fees to apply it to.
203500281	NY	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
203500282	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.
203500284	NY	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2003.
203500285						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2003.
203500286	NC	Primary	Refinance Cash-out - Debt Consolidation	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,487.82 is underdisclosed from calculated Finance Charge of $94,544.70 in the amount of $56.88.
																		EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $57 as a prepaid finance charge.
203500287						NY		Primary	Refinance Cash-out - Other			05/16/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.
203500288						NC		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2003.
203500290	KY	Primary	Refinance Cash-out - Other	Yes	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500291	MO	Primary	Refinance Cash-out - Other	Yes	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500292	NC	Primary	Purchase	Yes	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500293	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500294	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500295	AZ	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500297	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500298	CA	Primary	Refinance Cash-out - Other	Yes	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500299	NY	Primary	Refinance Cash-out - Other	Yes	05/16/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500300	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500301	FL	Primary	Refinance Cash-out - Other	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500302	MA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500303	IA	Primary	Refinance Cash-out - Other	Yes	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500306						NY		Primary	Refinance Cash-out - Home Improvement			05/16/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2004.
203500360	NC	Primary	Purchase	Yes	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500361	NC	Primary	Purchase	Yes	05/16/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial TIL not provided

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500363	NC	Primary	UTD UTD	Yes	05/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: Note and Mortgage only docs found in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500364						NY		Primary	Refinance Cash-out - Debt Consolidation			05/16/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203500366	NY	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/2005 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203500367	NY	Investment	Purchase	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2004.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).
203516495	GA	Primary	Refinance UTD	Yes	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/1997 used as disbursement date for compliance testing.
EXCEPTION INFO: Most docs from origination were missing except for Note, mortgage and addendum & final title policy

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516497	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2000.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203516498						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2001.
203516499	GA	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2001.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Max for state of GA is 5%, lender has 10% late charge.
203516500	GA	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/23/1998 used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516501	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,145.36 is underdisclosed from calculated Finance Charge of $151,442.87 in the amount of $297.51.
																		EXCEPTION INFO: TIL itemization did not disclose a an attorney fee of $450, a courier fee of $50, a title courier fee of $31 or a warehouse fee of $80 and over-disclosed lender prepaid interest by $56.96 as a prepaid finance charges.
203516502						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516503	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/06/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/06/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516504	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,455.42 is underdisclosed from calculated Finance Charge of $108,500.04 in the amount of $44.62.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516505						GA		Primary	Refinance Rate/Term			05/17/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203516506						GA		Primary	Refinance Cash-out - Other			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516507						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516508						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203516510	GA	Primary	Purchase	05/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,625.56 is underdisclosed from calculated Finance Charge of $165,750.84 in the amount of $125.28.
																		EXCEPTION INFO: Unable to determine under-disclosure due to missing Itemization of Amount Financed.
203516511	GA	Primary	Refinance Rate/Term	Tested	05/17/2018	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: The subject Note is not signed by the borrowers.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1998.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: The late charge of 10% exceeds the  maximum late charge of 5% in the state of Georgia, per the Georgia Fair Lending Act Limits.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,547.11 is underdisclosed from calculated Finance Charge of $204,603.68 in the amount of $56.57.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203516513	GA	UTD	UTD UTD	Yes	05/17/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/26/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203516514	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1998.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203516515	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.56700% is underdisclosed from calculated APR of 10.69969% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,318.08 is underdisclosed from calculated Finance Charge of $101,824.40 in the amount of $506.32.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516516	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,593.69 is underdisclosed from calculated Finance Charge of $86,778.33 in the amount of $184.64.
																		EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of Amount Financed.
203516517	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516518	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,344.40 is underdisclosed from calculated Finance Charge of $184,768.40 in the amount of $424.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516519	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516520	GA	Second Home	Refinance Cash-out - Other	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,952.52 is underdisclosed from calculated Finance Charge of $146,202.52 in the amount of $250.00.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203516572						GA		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.
203516573	GA	Primary	Purchase	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,160.39 is underdisclosed from calculated Finance Charge of $319,635.13 in the amount of $474.74.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203516574						GA		Primary	Refinance Cash-out - Debt Consolidation			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2004.
203516575	GA	Primary	Purchase	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516576						GA		Investment	Purchase			05/18/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: Missing Final Title Policy	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2004.
203516577	GA	Primary	Refinance Rate/Term	Yes	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516579						GA		Primary	Refinance Cash-out - Other			05/18/2018	1			1
203516580						GA		Primary	Refinance Rate/Term			05/18/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2004.
203516581	GA	Primary	Refinance Rate/Term	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2004.

[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
EXCEPTION INFO: Til has may have PPP but final review is marked as no PPP

[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy
EXCEPTION INFO: The loan file lacked details on the terms of the prepayment penalty.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		EXCEPTION INFO: Unable to determine due the security instrument was missing the notary page.
203516589						GA		Investment	Refinance Cash-out - Other			05/17/2018	1			1
203516590						GA		Primary	Purchase			05/17/2018	1			1
203516621	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516624	GA	Primary	Purchase	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/07/2000 used as disbursement date for compliance testing.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2000.
203516625	GA	Primary	Purchase	No	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2000.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516626						GA		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1998.
203516628						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516629	GA	Primary	Purchase	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $315,635.89 is underdisclosed from calculated Finance Charge of $316,095.41 in the amount of $459.52.
																		EXCEPTION INFO: Can not determine reason for under disclosure due to missing itemization of amount financed
203516630	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,352.38 is underdisclosed from calculated Finance Charge of $177,939.09 in the amount of $586.71.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516632						GA		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/1999.
203516633						GA		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/1999.
203516634	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.33500% is underdisclosed from calculated APR of 10.52489% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,019.75 is underdisclosed from calculated Finance Charge of $174,205.84 in the amount of $1,186.09.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516635						GA		Primary	Purchase		No	05/17/2018	2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516636						GA		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1998.
203516637	GA	Primary	Refinance Cash-out - Other	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/1998.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516638						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516639						GA		Primary	Refinance Rate/Term			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516640	IN	Investment	Refinance Cash-out - Other	05/17/2018	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: Only have initial handwritten application, but it does show a separate address for borrower, that is not the subject.   It is marked as Primary residence in occupancy on first page, but on declarations as investment.  There is a 1-4 rider, and there was no rescission period.

																	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1999.
203516641	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/1998.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516642	GA	Primary	Purchase	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,055.60 is underdisclosed from calculated Finance Charge of $396,330.49 in the amount of $274.89.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203516643	PA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,540.38 is underdisclosed from calculated Finance Charge of $177,595.67 in the amount of $55.29.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203516644	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/1999.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/30/1999, prior to three (3) business days from transaction date of XX/30/1999.
203516645	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516646	GA	Primary	Purchase	No	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/1999.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516647	GA	Primary	Purchase	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.
203516648	GA	Primary	UTD UTD	Yes	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516649	GA	Primary	Purchase	05/17/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,078.50 is underdisclosed from calculated Finance Charge of $108,325.67 in the amount of $247.17.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203516650	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/1999.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired.  Prepayment charge not allowed per state (GA).   Max prepayment charge for a GA loan is 2%,1%,0% - Note states 12 months' interest on amount prepaid that exceeds 20% of the original principal amount during a 12 month period (9.2%,9.2%,9.2%).  Lender is XXXX
																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516651						GA		Primary	Purchase			05/18/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2000.
203516653						GA		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2000.
203516654						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	1			1
203516655	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,144.34 is underdisclosed from calculated Finance Charge of $232,654.51 in the amount of $510.17.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516656	GA	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516657	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516658	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,920.75 is underdisclosed from calculated Finance Charge of $187,007.28 in the amount of $86.53.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203516659	GA	Primary	Purchase	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2000.
																		EXCEPTION INFO: The Broker nor Lender's Initial Loan Application was evidenced in the loan file.
203516661	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,188.86 is underdisclosed from calculated Finance Charge of $135,259.74 in the amount of $70.88.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516662	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2000.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired.  GA state law only permits prepayment penalties within first 24 months.  Subject lien has prepayment penalty in first 36 months.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516663	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516664	GA	Primary	Purchase	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,799.85 is underdisclosed from calculated Finance Charge of $189,081.16 in the amount of $281.31.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203516665						SC		Primary	Purchase			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1998.
203516666						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	1			1
203516667	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516668	GA	Primary	Purchase	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,367.76 is underdisclosed from calculated Finance Charge of $219,647.15 in the amount of $279.39.
																		EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.
203516669	GA	Primary	Refinance Cash-out - Other	05/17/2018	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/1999.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,301.72 is underdisclosed from calculated Finance Charge of $135,559.25 in the amount of $257.53.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516670	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516671	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516672	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/1999.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516673						GA		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.
203516674	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516675						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516676	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516677	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516678	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516679	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516680	GA	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516681	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2001.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516682	GA	Primary	Refinance Rate/Term	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516683						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2001.
203516684						GA		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2001.
203516685	GA	Primary	Purchase	05/17/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,743.10 is underdisclosed from calculated Finance Charge of $94,132.69 in the amount of $389.59.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure of $389.59 as the file did not contain the itemization of amount financed.
203516686	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516687	GA	Primary	Refinance Rate/Term	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,453.73 is underdisclosed from calculated Finance Charge of $184,665.41 in the amount of $211.68.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516688						GA		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2001.
203516689	GA	Primary	Refinance Rate/Term	05/17/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516690	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516691	GA	Primary	Refinance Rate/Term	05/17/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516692						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516693	GA	Primary	Refinance UTD	Yes	05/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516694						GA		Primary	Refinance Cash-out - Debt Consolidation			05/17/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516695	GA	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2000.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516697						GA		Primary	Refinance Cash-out - Other			05/18/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516698	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,482.62 is underdisclosed from calculated Finance Charge of $222,774.27 in the amount of $291.65.
EXCEPTION INFO: TIL Itemization did not disclose a title courier fee of $55 or a miscellaneous recording fee of $364.50 as prepaid finance charges.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516699	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2000.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516701	GA	Primary	Refinance Cash-out - Debt Consolidation	05/19/2018	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Missing Note, Final HUD1.  Have Final Til, Appraisal, Final 1003, Preliminary Title.   Insufficient document to complete compliance.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Note not provided.

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument not  provided.

																	[3] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516702	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	2	2	[2] General - Incomplete Document: TIL Final is incomplete
EXCEPTION INFO: Unable to determine APR and finance charges due to blacked out.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516703	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date. EXCEPTION INFO: Borrower signed XXX Unable to determine if it was mistake.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/03/2001, prior to three (3) business days from transaction date of XX/28/2001.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203516705	GA	Primary	Refinance Cash-out - Debt Consolidation	05/18/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/16/2000, prior to three (3) business days from transaction date of XX/17/2000.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203516706	GA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2002.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203516707	GA	Primary	Refinance Cash-out - Other	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203516708	GA	Primary	Refinance Cash-out - Other	05/16/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203516710	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203516711	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203516715						GA		Primary	Purchase			05/17/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203516716	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	05/17/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203516718	GA	Primary	Refinance Cash-out - Debt Consolidation	05/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2004.
203516720	GA	Primary	Refinance Rate/Term	Yes	05/17/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2005 used as disbursement date for compliance testing.
EXCEPTION INFO: No settlement statement or HUD

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203543919	IL	Primary	Refinance Cash-out - Other	05/18/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2001.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL). Max penalty for (IL) is 3%, 2%, 1%, note states 6%. Lender is XXX
203543937	IL	Primary	Purchase	No	05/18/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203543938	IL	Investment	Purchase	05/18/2018	1	1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Closing / Title - Missing Document: Security Instrument not provided
203543940	IL	Investment	Purchase	05/31/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2004.
203543942						IL		Investment	Refinance Cash-out - Debt Consolidation			05/31/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2004.
203543946						IL		Primary	Refinance Rate/Term			05/31/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2004.
203543947						IL		Primary	Refinance Rate/Term			05/18/2018	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
203543957						IL		Primary	Purchase			05/18/2018	1			1
203543960	IL	Primary	Refinance Cash-out - Other	Tested	05/18/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,759.46 is underdisclosed from calculated Finance Charge of $308,953.10 in the amount of $193.64.
																		EXCEPTION INFO: TIL itemization did not disclose an Assignment Recording Fee in the amount of $30.50, Settlement Fee in the amount of $130.00 and a Courier Fee in the amount of $35 as prepaid finance charges.
203543962						IL		Investment	Purchase			05/18/2018	1			1
203543963						IL		Investment	Refinance Cash-out - Other			05/18/2018	1			1
203543964						IL		Primary	Refinance Rate/Term			05/18/2018	1			1
203549413	TN	Primary	Refinance Cash-out - Other	06/05/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203549415						MN		Primary	Refinance Cash-out - Other			06/05/2018	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203549447						VA		Investment	Purchase			06/07/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203549463	MI	Primary	Refinance Rate/Term	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549545	KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549550	FL	Primary	Purchase	No	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title received showing 1st lien position - clearing issue.
203549551	TX	Primary	Refinance Cash-out - Other	06/07/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
EXCEPTION INFO: Per docs in file, loan did close prior to 12 date listed on the 12 day extension letter.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2005.
203549552	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549555						TX		Primary	Refinance Rate/Term			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203549565	SC	Primary	Purchase	06/05/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2005.

																		[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203549567	TX	Primary	Refinance Rate/Term	06/05/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2005.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203549571	OK	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,085.01 is underdisclosed from calculated Finance Charge of $126,318.19 in the amount of $233.18.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203549572	MO	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																			CLEARED COMMENT (2018-07-10): Title confirmed lien position - post closing report clearing issue
203549574	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549577	IL	Primary	Refinance Cash-out - Other	06/05/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.
203549579	AL	Primary	Refinance Cash-out - Other	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		EXCEPTION INFO: missing from file
203549591						PA		Primary	Purchase			06/05/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.
203549603	TX	Primary	Refinance Cash-out - Other	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.
																			CLEARED COMMENT (2018-06-15): Received evidence signed by borrower that copies of all loan docs were provided to them at closing
203549604	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $5,306.69 on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549605	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549607	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in Market Value): Texas Constitution Section 50(a)(6):  Unable to determine if loan contains impermissible acceleration provision due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Documents Signed by Borrower Contains Blank Fields): Texas Constitution Section 50(a)(6): Unable to test if borrower signed blank documents due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Personal Liability): Texas Constitution Section 50(a)(6):  Unable to test personal liability due to missing the note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203549608	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203549609						TX		Investment	Refinance Cash-out - Other			06/07/2018	2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2002.
203549611	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549618	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549619	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549621						TX		Investment	Refinance Cash-out - Other			06/07/2018	1			1
203549622						TX		Investment	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.
203549623						TX		Investment	Refinance Cash-out - Other			06/07/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.
203549628	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549629	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549632	GA	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203549633	TX	Investment	Refinance Rate/Term	06/07/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
																	EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2002.
203549634	TX	Investment	Refinance Rate/Term	06/07/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2002.

																		[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
203549641	GA	Investment	Refinance Rate/Term	06/07/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
																	EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2002.
203549646	TX	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.
203549648						FL		Primary	Purchase			06/05/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.
203549650	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203549652	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds 80% of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549653	TX	Investment	Refinance Rate/Term	06/07/2018	3	3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2002.
203549657	VA	Investment	Refinance Cash-out - Other	06/25/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.

[2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: 10% late charge exceeds 5% maximum per state (VA).
203549662	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549667	GA	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2005.
203549675						ID		Investment	Purchase			06/15/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2002.
203549698	OK	Primary	Refinance Cash-out - Other	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549720	PA	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/01/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,024.20 is underdisclosed from calculated Finance Charge of $234,103.96 in the amount of $79.76.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203549738	TX	Primary	Purchase	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203549763						PA		Primary	Purchase			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203549764	GA	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203549767	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203549771	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Provide copy of Title Commitment or Final Title Policy.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (TX) - Prepayment not permitted on 50(a)(b) loans for TX is 2% - Note states 6 months interest. Lender is XXX
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549772	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549775	NJ	Primary	Purchase	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 4% - note states 10%	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2004.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 4% - note states 10%
203549777						NY		Primary	Refinance Cash-out - Debt Consolidation			06/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2004.
203549778	TX	Primary	Refinance Rate/Term	Yes	06/11/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203549784	IN	Primary	Purchase	06/05/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2005.
203549786	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
EXCEPTION INFO: HUD	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549788	NJ	Investment	Refinance Cash-out - Other	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 10%
203549790	OH	Primary	Refinance Rate/Term	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.
203549791	TX	Second Home	Refinance Cash-out - Other	No	06/07/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/2004 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549794	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Documenattion was not presented in the file

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - TILA - Final TIL Missing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203549798	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] General - Missing Document: Stated Value not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203549800	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549801	TX	Primary	Refinance Rate/Term	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine Spousal or Owner Written Consent ): Texas Constitution Section 50(a)(6): Unable to determine if lien was created without consent of all owners and owner’s spouse(s).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549802	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549803	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549805	TX	Primary	Refinance Rate/Term	Yes	07/10/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3-15

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549808	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549816	TX	Investment	Refinance Rate/Term	06/07/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.
203549818	TX	Primary	Refinance Cash-out - Other	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203549827	MI	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203549845	TX	Primary	Refinance Cash-out - Other	Yes	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549853	NM	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549866	GA	Primary	Purchase	No	06/25/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549885	OH	Primary	Purchase	No	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549904	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549906						GA		Primary	Purchase			06/25/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203549909						GA		Primary	Refinance Rate/Term			06/25/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.
203549910	NY	Primary	Refinance Cash-out - Debt Consolidation	06/25/2018	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2005 used as disbursement date for compliance testing.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/28/2005, prior to three (3) business days from transaction date of XX/28/2005.
203549919	MA	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,429.45 is underdisclosed from calculated Finance Charge of $322,221.27 in the amount of $791.82.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing final itemization of amount financed.
203549920	MA	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,326.59 is underdisclosed from calculated Finance Charge of $75,541.64 in the amount of $215.05.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203549922						WY		Primary	Purchase			06/05/2018	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
203549924						TX		Primary	Refinance Rate/Term			06/07/2018	1			1
203549925						NJ		Investment	Purchase			06/07/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203549926						MA		Investment	Refinance Cash-out - Other			06/07/2018	1			1
203549927						NJ		Primary	Refinance Cash-out - Other			06/07/2018	1			1
203549929	MA	Investment	Refinance Cash-out - Other	06/07/2018	1	1	[1] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																			CLEARED COMMENT (2018-06-13): Documentation in file support occupancy as Investment clearing issue
203549930	MA	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,831.10 is underdisclosed from calculated Finance Charge of $309,581.06 in the amount of $749.96.
																		EXCEPTION INFO: TIL itemization did not include the $600 attorney fee or the $150 subordination recording fee as prepaid finance charges.
203549931	NJ	Primary	Refinance Cash-out - Other	06/07/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,027.25 is underdisclosed from calculated Finance Charge of $374,102.20 in the amount of $74.95.
																		EXCEPTION INFO: TIL itemization did not include the $75 title courier fee as a prepaid finance charge.
203549933	NJ	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203549935						NJ		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203549936						NJ		Primary	Purchase			06/07/2018	1			1
203549937						NJ		Primary	Refinance Cash-out - Other			06/07/2018	1			1
203549938						NJ		Primary	Purchase			06/07/2018	1			1
203549940	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203549941						NJ		Investment	Purchase			06/07/2018	1			1
203549943	TX	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203549944	IN	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203549947	MA	Investment	Refinance Cash-out - Other	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203549948						MA		Investment	Refinance Cash-out - Other			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2005.
203549951						NY		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.
203549971	PA	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203549992	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203550012	MI	Primary	Refinance Cash-out - Other	06/05/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,530.41 is underdisclosed from calculated Finance Charge of $423,573.62 in the amount of $43.21.
																		EXCEPTION INFO: It appears a lower index was used at origination than the 3.9% available within the look-back period
203550023	WA	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2005.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/03/2005, prior to three (3) business days from transaction date of XX/29/2005.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203550031	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550061	IN	Primary	Refinance Cash-out - Other	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203550062	TX	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
EXCEPTION INFO: not dated

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2005.
																		EXCEPTION INFO: there are other 1003s in file, but none dated.
203550064	NJ	Primary	Refinance Cash-out - Other	Yes	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550065	IN	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203550079	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).
EXCEPTION INFO: No Appraisal in file.  The only value information is located on page 3 of the 1003.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,127.12 is underdisclosed from calculated Finance Charge of $200,183.86 in the amount of $56.74.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550080	TX	Primary	Refinance Cash-out - Other	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,123.33 is underdisclosed from calculated Finance Charge of $153,183.66 in the amount of $60.33.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550081	TX	Primary	Refinance Rate/Term	06/05/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2002.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550082	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.						Discount points of $ XXX ( XXX are considered as excessive for loan size and rate/term.
203550083	TX	Primary	Refinance Cash-out - Other	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,705.10 is underdisclosed from calculated Finance Charge of $62,842.46 in the amount of $137.36.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203550084	TX	Primary	Refinance Cash-out - Other	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550085	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550087	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550092	TX	Primary	Refinance Cash-out - Other	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550094	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550095	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550096	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	A loan providing for a rate of interest that is 10% a year or less may provide for a delinquency charge on the amount of any payment in default for a period of not less than 10 days in an amount not to exceed the greater of 5% of the amount of the payment or $7.50. [Tex. Fin. Code. § 302.001(d)]. RATE IS XXX so late charge is in violation.

Loan discount fee of $1680 (3% of loan amt) considered excessive for loan amount , term and rate.

																								Tape states term is 361 months, but actual term is 360 months. Also, loan is not a balloon as indicated on tape. It is a fixed rate loan.
203550097	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550098	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acceleration Due to Decrease in Market Value): Texas Constitution Section 50(a)(6):  Unable to determine if loan contains impermissible acceleration provision due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Unable to test if mortgage loan can be foreclosed upon by means other than a court order. due to missing note and/or security instrument.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Personal Liability): Texas Constitution Section 50(a)(6):  Unable to test personal liability due to missing the note and/or security instrument.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550099	TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12) month period due to missing documentation.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550100	TX	Primary	Refinance Cash-out - Debt Consolidation	Tested	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,977.53 is underdisclosed from calculated Finance Charge of $109,088.79 in the amount of $111.26.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203550101	TX	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation
203550103						IN		Investment	Refinance Cash-out - Debt Consolidation			06/07/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203550105	TX	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
203550107	MA	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,132.57 is underdisclosed from calculated Finance Charge of $229,008.80 in the amount of $876.23.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203550109	TX	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																	EXCEPTION INFO: There is no evidence in file to suggest the Final Itemized Disclosure prior to the date of closing on 07/26/05.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203550111						TX		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203550112						TX		Second Home	Refinance Cash-out - Other			06/07/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
203550113	IN	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203550115						IN		Primary	Purchase			06/07/2018	1			1
203550116	ME	Primary	Refinance Cash-out - Other	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.
203550131	LA	Primary	Refinance Cash-out - Other	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: 10% late charge exceeds 5% max per state (LA)
203550188	MA	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 3% maximum per state (MA).

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2004.
203550189						TX		Primary	Refinance Rate/Term			06/05/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.
203550190						NJ		Primary	Purchase			06/05/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2004.
203550191	NJ	Primary	Refinance Rate/Term	06/05/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2005.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203550192	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2005.
203550194	NJ	Primary	Refinance Cash-out - Other	06/05/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203550198	FL	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203550199						NJ		Primary	Refinance Cash-out - Debt Consolidation			06/05/2018	1			1
203550201						TX		Primary	Refinance Cash-out - Other			06/05/2018	3			3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
203550202	CA	Primary	Refinance Cash-out - Other	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203550204	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550205	TX	Primary	Refinance Cash-out - Other	06/05/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Loan not originated voluntarily by consumer. Note not signed.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.						A loan providing for a rate of interest that is 10% a year or less may provide for a delinquency charge on the amount of any payment in default for a period of not less than 10 days in an amount not to exceed the greater of 5% of the amount of the payment or $7.50. [Tex. Fin. Code. § 302.001(d)] - Late charge is within guideline, 10/5%
203550209						IN		Primary	Purchase			06/05/2018	1			1
203550212	TX	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,541.42 is underdisclosed from calculated Finance Charge of $123,618.13 in the amount of $76.71.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203550214	MA	Primary	Refinance Cash-out - Other	06/05/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203550216	MA	Primary	Purchase	06/05/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.
203550217	NJ	Primary	Purchase	Yes	06/05/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/12/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203550218	IN	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Missing evidence of Title.  Only a commitment.

																	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203550220						IN		Primary	Refinance Cash-out - Debt Consolidation			06/05/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
203550221	NJ	Primary	Purchase	06/05/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2005.
203550224						IN		Primary	Refinance Cash-out - Debt Consolidation			06/05/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203550225	IN	Primary	Refinance Cash-out - Debt Consolidation	06/05/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
EXCEPTION INFO: ARM disclosure in loan file, however, provided late to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/2005.
																		EXCEPTION INFO: Missing the initial lender loan application, unable to run test.
203550226	NJ	Primary	Refinance Cash-out - Other	06/07/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $665,456.68 is underdisclosed from calculated Finance Charge of $673,501.20 in the amount of $8,044.52.
203550232						IN		Primary	Refinance Cash-out - Debt Consolidation			06/05/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203550233						CA		Primary	Purchase			06/07/2018	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203550235						IN		Primary	Refinance Cash-out - Other			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2005.
203550236	TX	Primary	Refinance Cash-out - Other	06/07/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
																	EXCEPTION INFO: HUD	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203550238						IN		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2005.
203550243	IN	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,650.55 is underdisclosed from calculated Finance Charge of $168,715.37 in the amount of $64.82.
																		EXCEPTION INFO: Itemization of amount financed does not include a $65 recording service fee as prepaid finance charges.
203550244	NJ	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203550246						NJ		Primary	Refinance Cash-out - Other			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2005.
203550252	IN	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2005.
203550254	MD	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203550257	IN	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203550258	MA	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 3% maximum per state (MA)

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.						Initial borrower application date is XXX GFE in file is dated 8/4/2005, so not considered as initial GFE. Exception added.
203550259						IN		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.
203550261	TX	Primary	Refinance Rate/Term	06/07/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XXX exceeds XXX of XXX (the value reflected on the valuation).

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
EXCEPTION INFO: This was located in the file but I was unable to attach it to the page number.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.	[1] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Evidence of Guaranty or Surety of a TX Home Equity loan in file.
																			CLEARED COMMENT (2018-06-11): Cleared 6-11-2018
203550263						NJ		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203550264	NJ	Primary	Purchase	06/07/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,095,318.22 is underdisclosed from calculated Finance Charge of $1,096,668.04 in the amount of $1,349.82.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203550265						NJ		Primary	Refinance Rate/Term			06/07/2018	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
203550267	IN	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2005.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203550269	IN	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,598.81 is underdisclosed from calculated Finance Charge of $189,562.73 in the amount of $1,963.92.
																		EXCEPTION INFO: It appears a lower Index was used at origination than the 3.71% Index available within the look-back period.
203550272	IN	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.
203550301						KS		Investment	Refinance Cash-out - Other			06/07/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2005.
203550302	TN	Primary	Purchase	06/07/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643384	TX	Primary	Refinance Cash-out - Other	06/12/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State Compliance - (TX50(a)(6))  AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of all owners and owner’s spouse(s)): Texas Constitution Section 50(a)(6): Lien was created without consent of all owners and owner’s spouse(s).	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Texas Constitution Section 50(a)(6): Unable to test agricultural use due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument included Cross Collateralization): Texas Constitution Section 50(a)(6):  Unable to determine if there is cross collateralization due to missing documentation.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643385	IA	Primary	Purchase	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IA) - max prepayment charge for IA ARM loan is 0% - note states 5%, 5%. Lender is XXX
203643386	GA	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,264.56 is underdisclosed from calculated Finance Charge of $166,956.92 in the amount of $4,692.36.
																		EXCEPTION INFO: Closing instructions indicate the Index used was 3.6914%. The closest Index available in our look-back period is 3.8488%.
203643387	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643388	TX	Primary	Purchase	Yes	06/15/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643389	TN	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643390	AR	Primary	Refinance Rate/Term	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,462.40 is underdisclosed from calculated Finance Charge of $65,556.07 in the amount of $93.67.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643391						MO		Investment	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203643393						PA		Primary	Refinance Limited Cash-out GSE			06/12/2018	2			2		[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
203643394	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Late charge not allowed per state (PA) - max late charge for PA is 15 days - note states 10 days.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643396						WI		Primary	Refinance Rate/Term			06/11/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203643397	OR	Primary	Refinance Cash-out - Home Improvement	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2004.
203643398	OH	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643399	OH	Investment	Refinance Rate/Term	UTD	07/16/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: incomplete file; missing HUD, Note, 1003's, Til, GFE, Security Instrument, Title, Appraisal

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
203643401	MI	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643404						CA		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
203643405	TX	Primary	Purchase	No	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643406	TN	Primary	Refinance Cash-out - Other	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
																			CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and 1st lien position, clearing issue
203643407						IN		Primary	Refinance Cash-out - Debt Consolidation			06/15/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2003.
203643408	WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643410	IN	Primary	Refinance Rate/Term	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643411	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643413	KY	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,828.80 is underdisclosed from calculated Finance Charge of $199,915.39 in the amount of $86.59.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643414	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643415	WA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2005.
203643417						MI		Primary	Refinance Rate/Term			06/11/2018	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
203643418						TN		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/18/2004, prior to three (3) business days from transaction date of XX/18/2004.
203643419	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203643420	OK	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.
203643422	NY	Primary	Purchase	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 6% exceeds state (NY) limit of 2%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Max late charge percentage in New York State is 2%, loan has 6% late charge.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643423						IL		Primary	Purchase			06/11/2018	1			1
203643425						CO		Investment	Refinance Rate/Term			06/11/2018	1			1
203643426	KY	Primary	Refinance Rate/Term	Yes	06/11/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/02/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643427	TX	Primary	Purchase	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643428						IN		Investment	Refinance Cash-out - Other			06/13/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.
203643429	OH	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,783.74 is underdisclosed from calculated Finance Charge of $187,103.34 in the amount of $319.60.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
203643430	TX	Primary	Purchase	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643431	IL	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.
203643432						NV		Investment	Refinance Cash-out - Other			06/11/2018	1			1
203643433	OK	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.
203643435						NY		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	1			1
203643436						IL		Investment	Refinance Cash-out - Other			06/19/2018	3			3	[3] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
203643438	AZ	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203643439						DE		Primary	Refinance Cash-out - Other			06/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.
203643440	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2-15.	[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (AL) - max late charge for AL is 5% with a limit of $100 - note states 5% no limit stated.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643441	IN	Investment	Refinance Rate/Term	06/12/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
																	EXCEPTION INFO: Missing a complete copy of the security instrument, only the first 2 pages provided in the file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2002.
203643442	IN	Investment	Refinance Cash-out - Other	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: Missing both Preliminary and Final.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
																	EXCEPTION INFO: Missing pages 3-15 including the notary page.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.
203643443						CA		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	1			1
203643444	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643446	TX	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	3	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

																	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XXX is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total XXX on an Original Principal Loan Amount of XXX vs. an allowable total of XXX (an overage of XXX or XXX	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643447	NY	Primary	Purchase	06/11/2018	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP expired. PPP not allowed, per NY if not rate exceeds 6%. Note states 5%. Lender is XXX
203643448	AL	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643450	SC	Investment	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2 through 15 including the notary page.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2002.
203643451	FL	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.
203643452	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	3	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.

[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/2005, prior to three (3) business days from transaction date of XX/28/2005.
203643453	NY	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
203643454	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2005.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/21/2005, prior to three (3) business days from transaction date of XX/21/2005.
203643455	MO	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643456						NC		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.
203643457	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203643458	KS	Primary	Refinance Cash-out - Other	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643460	IL	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,129.66 is underdisclosed from calculated Finance Charge of $342,220.82 in the amount of $91.16.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203643461						TX		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2005.
203643462						TN		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.
203643463	MN	Primary	Refinance Rate/Term	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643464						MD		Primary	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
203643466	FL	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643467	CA	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $791,577.80 is underdisclosed from calculated Finance Charge of $791,711.32 in the amount of $133.52.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203643468	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643469	PA	Primary	Refinance Rate/Term	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2005.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/29/2005, prior to three (3) business days from transaction date of XX/29/2005.
203643470						DE		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2005.
203643471						MO		Primary	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203643472						WV		Investment	Refinance Rate/Term			06/11/2018	1			1
203643473						MS		Investment	Refinance Rate/Term			06/11/2018	1			1
203643474						LA		Primary	Purchase			06/11/2018	1			1
203643475						SD		Primary	Refinance Cash-out - Debt Consolidation			06/07/2018	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643476	AR	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,730.40 is underdisclosed from calculated Finance Charge of $206,845.58 in the amount of $115.18.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643477	CA	Primary	Refinance Cash-out - Other	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
																			CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and 1st lien position, clearing issue
203643478						IL		Primary	Refinance Rate/Term			06/11/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203643479	KY	Primary	Purchase	No	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643480	NC	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643481	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643483	CT	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Missing 1003s	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643484						NC		Primary	Purchase			06/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2004.
203643485	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. PPP not allowed, per SC. Note states 6%/6%/6%. Lender is XXX
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643486						FL		Primary	Purchase			06/15/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.
203643487	MI	Primary	Refinance Rate/Term	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643489	PA	Primary	Purchase	06/11/2018	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		EXCEPTION INFO: 10 day grace period is less than the minimum of 15 per state (PA).
203643490	NV	Investment	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203643491	NM	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643492	WI	Primary	Refinance Rate/Term	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643494	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643495	CA	Primary	Purchase	06/11/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203643496	KS	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of KS- Lenders are prohibited from assessing a penalty against a mortgagor for prepayment of a residential mortgage loan where prepayment is made more than six months after execution of the promissory note. in the state of KS - note states 5%/5%. Lender is XXX
203643497	MN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643498	OH	Primary	Refinance Rate/Term	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643499	WI	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203643500	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643502	MI	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.
203643503	OK	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643504	RI	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203643505	TX	Primary	Purchase	No	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643507	NC	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643508	KY	Primary	Refinance Cash-out - Other	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2003.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643510	NV	Primary	Purchase	No	06/11/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/08/2005.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643511	IL	Primary	Refinance Cash-out - Home Improvement	06/11/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.
203643513						FL		Investment	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203643514	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643517						FL		Primary	Refinance Cash-out - Other			06/11/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2005.
203643519	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643521	GA	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643522	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643524	OH	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643525						TN		Primary	Purchase			06/11/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.
203643527	FL	Primary	Refinance Rate/Term	06/07/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643528						WI		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203643529	MD	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2005.
203643531	NY	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not located in file-stated value used.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643532	TX	Primary	Purchase	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643533						OK		Investment	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2002.
203643536	FL	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2005.
203643537	LA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Missing appraisal	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643538	TX	Primary	Purchase	Yes	06/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643539	IL	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2005.
203643540	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643541	KY	Primary	Refinance Cash-out - Other	Yes	06/11/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/01/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643542	CT	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/12/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
																			CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and 1st lien position, clearing issue
203643544	OH	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643546						AL		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203643547	PA	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203643548	NC	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643549	MO	Primary	Purchase	06/11/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/2005 used as disbursement date for compliance testing.
203643550	VA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.58700% is underdisclosed from calculated APR of 7.08667% outside of 0.125% tolerance.
EXCEPTION INFO: Missing Itemization of Amount Financed, unable to determine difference

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,871.16 is underdisclosed from calculated Finance Charge of $113,858.79 in the amount of $4,987.63.
EXCEPTION INFO: The TIL itemization in file is blank, unable to determine under disclosure due to missing the TIL itemization of amount financed.

																		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
203643551	NC	Primary	Refinance Rate/Term	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643553	IN	Primary	Refinance Rate/Term	Yes	06/11/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643555						SC		Investment	Purchase			06/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2002.
203643556	FL	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
203643557						IL		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.
203643558	CT	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2005.
203643559	OH	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643560						NC		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203643561	TX	Primary	Purchase	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: Missing Appraisal	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643562						MD		Primary	Refinance Cash-out - Debt Consolidation			06/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.
203643563	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643564						KY		Investment	Purchase			06/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2002.
203643565	MS	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643566	GA	Primary	Refinance Rate/Term	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203643567	TX	Primary	Purchase	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203643568	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643569	FL	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643570						NH		Primary	Purchase			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203643572	FL	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2005.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/28/2005, prior to three (3) business days from transaction date of XX/23/2007.
203643573	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203643576	FL	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
203643577						NY		Primary	Purchase			06/11/2018	1			1
203643578	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/06/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643579						TN		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643581	MS	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late fee of 5% exceeds state (MS) limit of 4%.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643583	AZ	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643585						MD		Primary	Refinance Cash-out - Other			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2004.
203643586	MS	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2003.
203643587	IA	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and lien position - clearing issue
203643588	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643589						VA		Investment	Refinance Cash-out - Debt Consolidation			06/08/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2002.
203643590	CA	Primary	Purchase	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643592	KY	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203643593	NY	Primary	Purchase	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643594	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: No appraisal provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643596						CT		Primary	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.
203643597	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643600						MD		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.
203643604	CT	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2005.
203643605	PA	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203643606	MO	Primary	Purchase	No	06/11/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643607						TX		Primary	Purchase			06/11/2018	1			1
203643608	AL	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643613	GA	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643614						FL		Investment	Refinance Cash-out - Other			06/11/2018	1			1
203643615	MD	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2005.
203643616	VA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

																		[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
203643618	CT	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643619						AL		Investment	Refinance Cash-out - Debt Consolidation			06/12/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and lien position - clearing issue
203643620	OH	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.
203643621						MI		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
203643622						CO		Primary	Refinance Rate/Term			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.
203643623	NC	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643624	OR	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643625	NM	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643626	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: It is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential real estate, if the annual interest rate exceeds 8%. The Note interest rate is 8.96%.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643627	TN	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643628	NY	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
203643629	NJ	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643630	PA	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/31/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643632	OR	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643633	IN	Investment	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203643634	MN	Primary	Purchase	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2003.
203643635						IL		Primary	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.
203643636	NC	Primary	Refinance Cash-out - Other	Yes	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643637	VA	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $581,559.51 is underdisclosed from calculated Finance Charge of $581,730.52 in the amount of $171.01.
																		EXCEPTION INFO: Finance charges are under disclosed by $171.01 due to the Lender not including the $750 CLO fee as a prepaid finance charge per the itemization of amount financed. The Lender also included a settlement fee of $800 as a prepaid finance charge per the itemization of amount financed but only charged $250 on the final HUD.
203643639	GA	Primary	Refinance Cash-out - Debt Consolidation	06/07/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.32360% is underdisclosed from calculated APR of 8.45182% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,473.96 is underdisclosed from calculated Finance Charge of $246,696.36 in the amount of $1,222.40.
EXCEPTION INFO: TIL itemization under-disclosed the broker fee by $1467 as a prepaid finance charges.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
203643640						WA		Primary	Refinance Cash-out - Other			06/11/2018	1			1
203643641						CT		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203643642	MD	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.
203643643	MT	Investment	Refinance Cash-out - Other	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
																	EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.
203643644	PA	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2004.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days if chartered bank - note states 10 days
203643645						FL		Primary	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2004.
203643646	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643647						CA		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2005.
203643648	PA	Primary	Purchase	No	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643649	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title received confirming vesting and lien position - clearing issue
203643650						NY		Investment	Purchase			06/11/2018	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203643653						NY		Primary	Purchase			06/13/2018	1			1
203643654						CA		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	1			1
203643655	AZ	Primary	Refinance Rate/Term	Yes	06/11/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643656	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643658	SC	Primary	Purchase	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2005.

																		[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643659	MD	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.
203643661	AL	Primary	Refinance Cash-out - Debt Consolidation	06/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,020.00 is underdisclosed from calculated Finance Charge of $115,087.12 in the amount of $67.12.
EXCEPTION INFO: .
Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203643663	GA	Primary	Refinance Rate/Term	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643665	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/11/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643667	MD	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2005.
203643669						DE		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203643671	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643673	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/07/2018	2	2	[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (AL) - max late charge for AL is the greater of 5% or $10 - note states 10%

[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (AL) - max late charge for AL is the greater of 5% or $10 - note states 10%

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643674	TX	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643675	MI	Primary	Refinance Rate/Term	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 3 through 12.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643676						NC		Investment	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002.
203643677						GA		Investment	Refinance Rate/Term			06/11/2018	1			1
203643678						CT		Primary	Purchase			06/11/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
203643679	FL	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203643680						NC		Investment	Refinance Cash-out - Other			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643681						MD		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203643683						CA		Investment	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.
203643684	NY	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: The late charge percentage of 5% exceeds the NY state maximum percentage limit of 2%.

																		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/2005, prior to three (3) business days from transaction date of XX/26/2005.
203643685	IN	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
EXCEPTION INFO: File does not contain either Preliminary or Final Title

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643686	TN	Primary	Purchase	No	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643687	NY	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Max allowed per NY state regs is 2%, actual per Note is 6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Exceeds maximum allowed per New York state is 2 percent. Note late fee is 6 percent.
203643690						CA		Primary	Purchase			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.
203643691						FL		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal is missing	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2003.
203643692	TX	Primary	Purchase	Yes	06/19/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643695	TX	Primary	Purchase	Yes	06/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643696	NV	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203643697	IL	Primary	Refinance Cash-out - Other	Yes	06/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643698	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643699						NY		Primary	Refinance Cash-out - Debt Consolidation			06/12/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203643700						FL		Primary	Refinance Cash-out - Other			06/12/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203643703						PA		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203643704						HI		Investment	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
203643705						MS		Primary	Refinance Cash-out - Other			06/12/2018	1			1
203643706	FL	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2005.
203643707	AL	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203643708	WI	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203643710	OH	Primary	Purchase	No	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643711						NC		Primary	Purchase			06/12/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
203643712	MO	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2005.
203643714	MO	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203643715	OH	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203643716						WI		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	1			1
203643717	NH	Primary	Refinance Rate/Term	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,814.32 is underdisclosed from calculated Finance Charge of $61,860.37 in the amount of $46.05.
																		EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
203643718						LA		Primary	Purchase			06/12/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.
203643719	TX	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643720						FL		Primary	Refinance Cash-out - Other			06/11/2018	1			1
203643721	FL	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643722	IL	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.
203643724	CA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643725	GA	Primary	Refinance Cash-out - Debt Consolidation	06/12/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203643726	WA	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2005.
203643727	MD	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $405,739.99 is underdisclosed from calculated Finance Charge of $405,778.74 in the amount of $38.75.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
203643729	MI	Primary	Refinance Cash-out - Debt Consolidation	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.
203643730	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/05/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643731	AR	Primary	Refinance Cash-out - Other	06/12/2018	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,466.15 is underdisclosed from calculated Finance Charge of $89,567.29 in the amount of $101.14.
																		EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.
203643732						TN		Primary	Refinance Rate/Term			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2004.
203643734	NY	Primary	Purchase	06/11/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $949,548.24 is underdisclosed from calculated Finance Charge of $949,724.86 in the amount of $176.62.
																		EXCEPTION INFO: TIL itemization did not disclose a pick up fee of $175 as prepaid finance charge.
203643735	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/12/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643736						NC		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2002.
203643737	IL	Primary	Refinance Cash-out - Other	06/11/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203643738	FL	Primary	Purchase	No	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643739	FL	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643740						MO		Primary	Refinance Cash-out - Other			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
203643741	WA	Primary	Purchase	06/11/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. EXCEPTION INFO: Neither preliminary or final title found in file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $667,984.70 is underdisclosed from calculated Finance Charge of $677,862.91 in the amount of $9,878.21.
																		EXCEPTION INFO: Underdisclosure due to index value used at closing: 3.6194% per approval in file; closest value available within lookback period was 3.84880%.
203643743						OH		Primary	Refinance Cash-out - Debt Consolidation			06/11/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203643746	WA	Primary	Refinance Cash-out - Other	Yes	06/12/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643747	NY	Primary	Purchase	06/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: The lender may collect a late charge on any installment which has become due and remains unpaid for at least 15 days,regardless of the period it remains in
																		default, but it may not exceed and may only be enforced to the extent of 2% of such delinquent installment.
203643748	NY	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Maximum late fee is 4%, note calls for a 5% late fee
203643750	LA	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Note late charge of 10% exceeds maximum of 5%, per LA.
203643751	AL	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643753	TN	Primary	Purchase	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203643754	AL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 EXCEPTION INFO: No 1003s imaged	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.
EXCEPTION INFO: No 1003's imaged

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Missing RTC doc/Not imaged

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		EXCEPTION INFO: Missing TIL/Not imaged
203643755	MO	Investment	Refinance Cash-out - Other	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.
203643756						FL		Primary	Refinance Cash-out - Other			06/13/2018	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643757						TX		Primary	Purchase			06/13/2018	2			2		[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
203643759	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643760						IL		Investment	Refinance Cash-out - Other			06/13/2018	1			1
203643761	MO	Primary	Refinance Cash-out - Other	06/13/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,855.68 is underdisclosed from calculated Finance Charge of $340,369.55 in the amount of $4,513.87.
																		EXCEPTION INFO: Final til under disclosure due to incorrect payment stream between final til and calculated til
203643763	CO	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643764	SC	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643766	PA	Primary	Refinance Cash-out - Other	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Lender is not a bank.  No limits.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203643768						AL		Investment	Purchase			06/15/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/2003.
203643769	AZ	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643772	OK	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.
EXCEPTION INFO: Doc not imaged to validate required information

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
EXCEPTION INFO: Doc not imaged to validate required information

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
EXCEPTION INFO: Doc not imaged to validate required information

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643775	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643776						FL		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203643777						TX		Primary	Purchase			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2005.
203643778	NJ	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643779	VA	Primary	Refinance Cash-out - Other	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. PPP not allowed, per VA - maximum 2%. Note states XXX Lender is XXX

																		[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
203643781	FL	Primary	Purchase	No	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643783	TX	Primary	Purchase	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643784	DE	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203643785	TX	Primary	Purchase	Yes	06/15/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643787	TX	Primary	Purchase	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2002.

[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643788	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Incomplete application in the file.

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Missing appraisal	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/09/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/09/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643789	NC	Primary	Refinance Cash-out - Other	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203643790	MD	Primary	Refinance Cash-out - Other	Tested	06/13/2018	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,261.89 is underdisclosed from calculated Finance Charge of $182,528.34 in the amount of $266.45.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed
203643791	AL	Primary	Purchase	No	06/13/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643792	CA	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203643793	IL	Primary	Purchase	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203643794						AL		Primary	Purchase			06/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2002.
203643795						NV		Investment	Purchase			06/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2002.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643796	MO	Primary	Purchase	No	06/13/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643797						IL		Investment	Refinance Cash-out - Debt Consolidation			06/13/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2005.
203643799	NY	Primary	Refinance Cash-out - Debt Consolidation	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.
203643801	OH	Primary	Refinance Cash-out - Other	06/19/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203643803	OH	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 1% - note states 5%. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643806	ME	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing a complete copy of the mortgage, only the first 2 pages provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203643807	OK	Primary	Purchase	06/13/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.
																		EXCEPTION INFO: Initial lender's app date not located/imaged
203643809	MD	Primary	Refinance Cash-out - Other	06/13/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2005.
203643810	TX	Primary	Purchase	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203643812	SC	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203643813	TN	Primary	Refinance Rate/Term	06/13/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2005.
203643815	FL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643816	CA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643819						CA		Investment	Refinance Cash-out - Other			06/13/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203643820	FL	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Security Instrument is incomplete. Pages 4-15 of 16 and the notary acknowledgement are missing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203643821	TN	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203643822	NV	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649448	IN	Primary	Refinance UTD	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/05/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/05/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/05/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
EXCEPTION INFO: Doc not available to validate information

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
EXCEPTION INFO: Doc not available to validate information

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203649491	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state of IN - max prepayment charge for IN ARM loan is 2% of any amount prepaid within 60 days of the date of the prepayment - note states 6 months' interest on any prepayment made in excess of 20% of the original principal balance in any 12 month period. Lender is XXX

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649492	IN	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203649493	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649494						IN		Investment	Refinance Cash-out - Other			06/15/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Other not provided EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.
203649495	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649496	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649497	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649498	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: No appraisal provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired.  Prepayment charge not allowed per state (IN) - Max prepayment charge for IN is -0- for first liens.  Note states 2%.  Lender is XXX
																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649499	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/07/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/07/2002.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203649500	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203649501	IN	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649502	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: No appraisal provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649503	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649504	IN	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/03/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649505	IN	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649506	IN	Primary	Refinance Rate/Term	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.

[3] Closing / Title - Title: Evidence of title is missing	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649507	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649508	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649509	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal fee was reflected on the HUD however an Appraisal report was not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649510	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649512	IN	Primary	Refinance Cash-out - Debt Consolidation	06/15/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2003.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP expired. PPP not allowed, per IN - maximum 2%. Note states XXX Lender is XXX
203649513	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649516	IN	Primary	Refinance Cash-out - Other	Yes	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: Pre-payment not allowed per state (IN); maximum pre-payment charge for IN is 2%, Note states 4% total.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649518	IN	Primary	Refinance Rate/Term	Yes	06/15/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649519	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649520	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal is missing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649521	IN	Primary	Purchase	No	06/15/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2002.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649522	CA	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649523	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203649524	MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649525	IN	Primary	Refinance Rate/Term	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203649526						OH		Primary	Refinance Rate/Term			06/13/2018	1			1
203649527	MI	Primary	Refinance Rate/Term	06/13/2018	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.	[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Commitment
																			CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203649528	PA	Primary	Refinance Rate/Term	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649529						IN		Primary	Refinance Cash-out - Debt Consolidation			06/13/2018	1			1
203649530	IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203649531	OH	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-18): Post closing title received confirming vesting and lien position - clearing issue
203649532	OH	Primary	Refinance Cash-out - Other	Yes	06/13/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668264	GA	Primary	Refinance Cash-out - Other	Yes	06/25/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668270	MN	Primary	Purchase	06/19/2018	2	2	[3] Closing / Title - ARM Error: Initial Rate Minimum was not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																		[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
203668296	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/17/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2002.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668317	MI	Primary	Refinance Rate/Term	Yes	06/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668318	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/25/2018	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. CLEARED COMMENT (2018-07-13): Post closing title provided confirming vesting and lien position - clearing issue
203668359	KS	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided

[3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668379	PA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203668381	NY	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $568,778.48 is underdisclosed from calculated Finance Charge of $568,948.52 in the amount of $170.04.
																		EXCEPTION INFO: TIL itemization did not disclose a title pick up fee of $175.00 as a prepaid finance charge.
203668382	CA	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203668383						CA		Primary	Refinance Cash-out - Other			06/17/2018	1			1
203668384	NY	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203668385	NY	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
203668386	IL	Primary	Refinance Cash-out - Other	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203668388	CA	Primary	Refinance Cash-out - Debt Consolidation	06/17/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203668389						IL		Primary	Refinance Cash-out - Other			06/17/2018	1			1
203668390	CA	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203668391	CA	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203668392	CA	Primary	Refinance Cash-out - Debt Consolidation	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203668393	IL	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.
203939653	NY	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is  2% - note states  6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%.
203939654	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2005.
203939655						GA		Primary	Refinance Rate/Term			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203939656						GA		Primary	Purchase			06/19/2018	1			1
203939658						GA		Primary	Refinance Cash-out - Debt Consolidation			06/17/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203939661	IL	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203939663						NY		Primary	Refinance Cash-out - Other			06/19/2018	2			2		[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
203939664	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/17/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939665						NY		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	1			1	[3] Application / Processing - Missing Document: Missing Final 1003
203939666	NY	Primary	Refinance Rate/Term	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939667	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939668	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939670	IL	Primary	Refinance Rate/Term	Yes	06/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939671						GA		Primary	Purchase			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/2005.
203939672	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203939673	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.
203939675						IL		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.
203939676	IL	Primary	Purchase	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/05/2005.
203939677	GA	Primary	Refinance Rate/Term	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939680						IL		Primary	Refinance Cash-out - Debt Consolidation			06/17/2018	2			2		[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
203939681	IL	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2004.
203939682	GA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2005.

																		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
203939683						GA		Primary	Purchase			06/19/2018	2			2	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 02/15/2005	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
203939684	IL	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203939685						IL		Primary	Purchase			06/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2005.
203939686						NY		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	1			1
203939688	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: missing appraisal

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939689	IL	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
203939690	IL	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/08/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/08/2005.
203939693	GA	Primary	Refinance Rate/Term	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203939694	NY	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.
EXCEPTION INFO: Late charge not allowed per state - Max late charge for New York is 2% - Note states 5%

																		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
203939695	IL	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203939697	NY	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP expired. PPP not allowed, per New York, if interest rate exceeds 6%. Note states 5%. Lender is XXX
203939698	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939699	GA	Primary	Refinance Rate/Term	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: Late charge not allowed per state (GA). Maximum allowable time for GA is 24 months, the Note reflects prepayment is for 36 months.
203939700	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/12/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP expired. PPP not allowed, per ILif APR on ARM exceeds 8% APR. Note states 5%/5%. Lender is XXX
203939701	IL	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/14/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/2005.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																		EXCEPTION INFO: PPP expired. PPP not allowed, per IL - if APR on ARM exceeds 8%. Note states 5%/5%. Lender is Decision XXX
203939702	GA	Primary	Refinance Rate/Term	Yes	06/19/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939705	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2005.
203939706	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/10/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/10/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939707						IL		Primary	Purchase			06/19/2018	2			2		[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
203939708	NY	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge is 2% and note states 6%.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge of 6% exceeds state (NY) limit of 2%.
203939709	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $728,870.98 is underdisclosed from calculated Finance Charge of $732,788.71 in the amount of $3,917.73.
																		EXCEPTION INFO: The Final TIL Itemization of Amount Financed did not disclose a broker fee of $3971.84 as a prepaid finance charge.
203939710	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2005.
203939711	GA	Primary	Purchase	06/19/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2005.
203939713						IL		Primary	Purchase			06/19/2018	1			1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
203939714	IL	Primary	Refinance Rate/Term	06/17/2018	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. PPP not allowed, per IL - (if APR on ARM exceeds 8%). Note states 3.8125%/3.8125%/3.8125%. Lender is XXX.

																		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
203939715						IL		Primary	Refinance Cash-out - Debt Consolidation			06/17/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/07/2005.
203939717	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939718	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/09/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939719	NY	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																		[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
203939720						GA		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2004.
203939722	GA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

																	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/2002 used as disbursement date for compliance testing.
203939723						NY		Primary	Refinance Cash-out - Other			06/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/01/2003.
203939724	GA	Primary	Purchase	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939725						NY		Primary	Refinance Cash-out - Other			06/19/2018	1			1
203939726	IL	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/2003.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939727	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939728	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939729	AL	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939730	SC	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939731						NY		Primary	Purchase			06/19/2018	1			1
203939733	IL	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
203939734	IL	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2005.
203939735	NY	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2002.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939737						IL		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.
203939739	IL	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
203939740	NY	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed, per NY - max late charge for NY is 2%. Note states 5%.
203939741	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/16/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939742						GA		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	1			1
203939744	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state (NY); maximum late charge for NY is 2%, Note states 5%.
203939745	NY	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.
203939746	GA	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939748						GA		Primary	Purchase			06/19/2018	1			1
203939752						GA		Primary	Refinance Rate/Term			06/19/2018	1			1
203939753	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203939754	GA	Primary	Purchase	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2003.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939757	IL	Primary	Refinance Cash-out - Other	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/03/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939758	IL	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939759	NY	Investment	Refinance Cash-out - Other	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/06/2002.
203939760	IL	Primary	Refinance Cash-out - Other	06/19/2018	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2005.
203939761	GA	Primary	Purchase	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203939762	NY	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $28,487.15 is underdisclosed from calculated Finance Charge of $28,580.28 in the amount of $93.13.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203939763	NY	Primary	Refinance Cash-out - Debt Consolidation	06/17/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (NY)

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 10% late charge exceeds 2% maximum per state (NY)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,101.92 is underdisclosed from calculated Finance Charge of $94,176.08 in the amount of $74.16.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
203939764	IL	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/02/2003.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																		EXCEPTION INFO: Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%
203939765						NY		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2004.
203939766						IL		Primary	Refinance Cash-out - Other			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/2005.
203939769	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939770						GA		Primary	Refinance Cash-out - Other			06/19/2018	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/2005.
203939771						IL		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2005.
203939772	IL	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/2005.
203939773						NY		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	1			1
203939774	GA	Primary	Refinance Rate/Term	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/2004.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203939775	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203939779	GA	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,048.73 is underdisclosed from calculated Finance Charge of $368,145.64 in the amount of $96.91.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
203939780	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939782						IL		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203939783	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/2005.
203939784	GA	Primary	Refinance Rate/Term	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939786	IL	Primary	Purchase	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/2005.
203939787						NY		Primary	Purchase			06/19/2018	1			1
203939788	NY	Primary	Refinance Cash-out - Debt Consolidation	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state of New York - max late charge for NY is 2% - note states 5%
203939789	NY	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 6%

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939790	NY	Primary	Refinance Cash-out - Debt Consolidation	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2005.
203939791	GA	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/09/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203939792	IL	Primary	Refinance Cash-out - Other	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
203939793	IL	Primary	Refinance Cash-out - Debt Consolidation	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/10/2005.
203939794	NY	Primary	Refinance Rate/Term	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939795	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939796						GA		Primary	Refinance Cash-out - Other			06/19/2018	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
203939797	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939798	TN	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939799	IL	Primary	Refinance Rate/Term	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/04/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,656.08 is underdisclosed from calculated Finance Charge of $229,004.08 in the amount of $3,348.00.
																		EXCEPTION INFO: It appears a lower Index was used at origination than the 3.71% Index available within the look-back period.
203939800	GA	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/02/2005.
203939802	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/2004.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		EXCEPTION INFO: Late charge not allowed per state of New York. Max late charge is 2% - Note states 5%
203939803	IL	Primary	Refinance Cash-out - Other	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $383,586.95 is underdisclosed from calculated Finance Charge of $389,864.40 in the amount of $6,277.45.
																		EXCEPTION INFO: Final TIL reflects a 30 year fixed payment, whereas the note reflects a 3 year ARM.
203939804	GA	Primary	Refinance Cash-out - Debt Consolidation	Yes	06/19/2018	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/12/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
203939805						IL		Primary	Refinance Cash-out - Debt Consolidation			06/19/2018	1			1
203939806	IL	Primary	Purchase	06/17/2018	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/12/2005.

																		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
203939808	NY	Primary	Purchase	06/19/2018	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/11/2005.
203939817	GA	Primary	Purchase	06/27/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,678.66 is underdisclosed from calculated Finance Charge of $116,794.71 in the amount of $116.05.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203939825	GA	Primary	Purchase	06/27/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,467.21 is underdisclosed from calculated Finance Charge of $211,028.55 in the amount of $5,561.34.
																		EXCEPTION INFO: Unable to determine due to missing TIL Itemization
203939853	GA	Primary	Purchase	06/27/2018	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
203941202	FL	Primary	Purchase	06/27/2018	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an Application Date of XX/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/11/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,032.43 is underdisclosed from calculated Finance Charge of $215,527.45 in the amount of $495.02.
																		EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.
203941260	MN	Primary	Purchase	06/27/2018	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/2003.
203941270	OH	Primary	Purchase	06/27/2018	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an Application Date of XX/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/2004.